UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2016

Franklin K2 Alternative Strategies Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Contents
Semiannual Report
Franklin K2 Alternative Strategies Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Consolidated Financial Highlights and Consolidated
Statement of Investments	10
Consolidated Financial Statements	72
Notes to Consolidated Financial Statements	76
Shareholder Information	92

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Semiannual Report

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to relative value, long short equity, global macro and event driven. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares delivered a +1.90% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill (T-Bill) Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.18% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, generated a +2.68% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various central banks, an improvement in commodity prices, generally encouraging economic data across regions, expectations of higher interest rates and inflation in the U.S. driven by hopes of expansionary fiscal policies under the new U.S. President Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, the impact of these factors was partially offset by global economic concerns, the U.K.’s historic referendum to leave the European Union (also known as “Brexit”), uncertainty

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. — www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 15.

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about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks.

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter compared to the second quarter, mainly due to personal consumption expenditure, exports, private inventory investment, federal government spending and nonresidential fixed investment. Although the Fed kept its target interest rate unchanged during the review period, and lowered its forecast for 2016 U.S. economic growth at the September meeting, it maintained its stance that the case for a U.S. interest rate increase had strengthened. Further, the Fed Chair Janet Yellen, at her testimony to the Congress’ Joint Economic Committee in November, set the stage for an interest rate hike in December, as long as data continued to provide evidence of economic resilience.

In Europe, the U.K.’s economy moderated in the third quarter, supported by growth in services. Immediate effects of the Brexit vote in June materialized as U.K. stocks initially declined, the pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s economic growth held steady in the third quarter from the second quarter, while the region’s annual inflation rate rose to its highest level since April 2014 toward period-end. The European Central Bank cut its benchmark interest rate and expanded its massive bond-buying program in August 2016 to boost the region’s growth.

In Asia, Japan’s economic growth slowed in the second quarter compared to the first quarter, amid falling exports and weak corporate investment. However, the Japanese economy grew significantly in the third quarter, largely due to a rise in exports. After announcing additional monetary easing measures in July, the Bank of Japan, at its September meeting, overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate near the current level of 0%.

In emerging markets, economic growth generally moderated during the review period. Although the pace of contraction in Brazil’s economy had slowed in 2016’s second quarter, third-quarter gross domestic product declined faster than in the second quarter, despite improved business sentiment near the end of August with the expected impeachment of President Dilma Rousseff. Russia’s economic contraction continued to ease in 2016’s third quarter. The Bank of Russia reduced its key interest rates in June and September in an attempt to revive its economy. China’s economy grew at a stable rate in 2016’s third quarter, and remained within the government’s targeted range. The People’s Bank of China weakened its currency during the review period as the U.S. dollar strengthened. Elsewhere, India’s economic growth marginally increased from July to September due to slower private consumption growth and increasing government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the review period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to specific subadvisors may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and common stock indexes (through the use of derivatives or ETFs). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

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What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

The Fund generated fairly consistent positive performance for the six-month review period, with October the only month showing a performance decline. Among the four underlying strategies, relative value delivered the most robust performance. The event driven and long short equity strategies also contributed positively to returns, while the global macro strategy modestly detracted from Fund performance. A conditional risk overlay was active during the review period, and it hindered the Fund’s results as financial markets trended up amid increased investor risk appetite.

What is a conditional risk overlay (CRO) strategy?

From time to time, the Fund’s Investment Manager may implement its CRO Strategy, which seeks to neutralize certain market sensitivities that may exist in the Fund. The CRO Strategy involves investing in derivatives or other instruments in an effort to provide a hedge against negative market events. When implemented, the strategy will reduce the Fund’s ability to benefit from positive market movements

The Fund’s long short equity strategy subadvisors were Chilton Investment, Impala Asset Management, Jennison Associates, Portland Hill Capital and Wellington Management. Impala, a subadvisor focused on global cyclical equities, provided the largest positive contribution to returns. Jennison and Portland Hill modestly benefited results. In contrast, Chilton, a U.S.-focused subadvisor, hindered performance, as did technology-focused Wellington to a lesser extent. Overall, basic materials, industrials and technology positions benefited performance, while equity indexes detracted from results.

A significant individual contributor was a long position in a Canada-based metals and mining company. Rising metallurgical coal prices in parts of the review period supported the company’s stock price. In addition, an analyst report highlighted improved pricing dynamics for the company’s steelmaking coal business, and the company’s chief financial officer noted that the company would seek to reduce its debt load, with the goal of securing an investment-grade credit rating. Conversely, short positions in equity indexes such as the Standard & Poor’s 500® Index (S&P 500®) impaired results as equities generally rallied during the review period.

All relative value strategy subadvisors delivered positive returns, with the largest contribution to performance provided by a subadvisor focused on high yield credit. Communications, basic materials and energy positions aided performance. In contrast, hedges in the form of equity indexes, including the S&P 500, detracted from relative performance.

Looking at individual positions, a U.S. newspaper and magazine publisher aided results as the company completed a debt exchange in August that substantially reduced interest expenses, benefiting the company’s capital structure. A bond issued by a

Subadvisors
11/30/16

Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management LLC
Jennison Associates, LLC
Portland Hill Capital LLP
Wellington Management Company, LLP
Relative Value
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
Event Driven
Halcyon Arbitrage IC Management LP
P. Schoenfeld Asset Management L.P.
York Registered Holdings, L.P.
Global Macro
Emso Asset Management Limited
Graham Capital Management, L.P.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

steel company also strengthened returns after the company announced healthy earnings and a larger-than-expected equity offering that would further deleverage the company’s capital structure. The underlying subadvisor believed there was persistent performance potential and increased its long position in the issuer. Conversely, equity index positions tended to weigh on performance. For example, S&P 500 Index options hindered returns as U.S. equities advanced for the review period.

In June, we allocated to Halcyon Arbitrage IC Management, a new event driven subadvisor. This adjustment provided the event-driven strategy with more exposure to merger and acquisition activity. Contributors tended to come from the technology, consumer cyclical and health care sectors, while hedges through equity indexes dampened returns as risk assets generally gained over the period.

A position in a biopharmaceuticals company, which specializes in treating serious diseases, gained after a large global pharmaceutical company announced that it would acquire the company for an amount exceeding industry expectations. A communications company also strengthened performance after announcing plans for a wireless product. The subadvisor holding the position continued to believe this company would benefit from its larger footprint and secular shifts toward broadband adoption. In contrast, a long position in a global pharmaceuticals company detracted from returns amid investor concerns over potential controls on drug pricing power and focus from politicians during the U.S. election cycle.

Graham Capital Management and Emso Asset Management represented our global macro exposure. Graham, which follows a quantitative, trend-following model, experienced negative results in the review period, and the global macro strategy overall modestly detracted from performance. However, the other strategy subadvisor, emerging-markets focused Emso, delivered gains.

Energy positions for systematic subadvisor Graham Capital Management hindered performance, particularly long positions in Brent crude oil and gas when oil prices waned during parts of the review period. In the agricultural space, returns were weakened by long positions in soy beans and soy meal. In contrast, emerging markets-focused discretionary subadvisor Emso Asset Management’s long positions in a quasi-sovereign oil producer’s credit in Brazil contributed positively to results. For systematic subadvisor Graham Capital Management, a long position in a U.S. small-capitalization stock index benefited returns as the equity space rallied following the election of Donald Trump as president, as the markets anticipate large tax cuts and infrastructure spending, which may boost U.S. growth and inflation. Short positioning in the British pound and subadvisor positioning in interest-rate derivatives also contributed positively to results.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+1.90%	-3.93%
1-Year	+0.17%	-5.62%
3-Year	+7.91%	+0.58%
Since Inception (10/11/13)	+10.39%	+1.27%
Advisor
6-Month	+1.98%	+1.98%
1-Year	+0.40%	+0.40%
3-Year	+8.81%	+2.85%
Since Inception (10/11/13)	+11.31%	+3.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	2.88%	3.40%
Advisor	2.63%	3.15%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing, and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfo-
lio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that signifi-
cantly exceed the Fund’s initial investment. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy.
Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a pro-
posed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]
A	$1,000	$1,019.00	$13.92	$1,011.28	$13.87	2.75%
C	$1,000	$1,015.30	$17.43	$1,007.77	$17.36	3.45%
R	$1,000	$1,017.90	$15.18	$1,010.03	$15.12	3.00%
R6	$1,000	$1,019.80	$12.20	$1,012.99	$12.16	2.41%
Advisor	$1,000	$1,019.80	$12.66	$1,012.53	$12.61	2.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin K2 Alternative Strategies Fund
	Six Months Ended	Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55	$11.16	$10.64	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(0.05)	(0.11)	(0.02)
Net realized and unrealized gains (losses)	0.21	(0.38)	0.70	0.70
Total from investment operations	0.20	(0.43)	0.59	0.68
Less distributions from:
Net investment income	—	(0.14)	(0.07)	(0.04)
Net realized gains	—	(0.04)	—	—
Total distributions	—	(0.18)	(0.07)	(0.04)
Net asset value, end of period	$10.75	$10.55	$11.16	$10.64

Total return[d]	1.90%	(3.89)%	5.53%	6.82%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense
reduction[f]	3.09%	3.22%	3.40%	3.33%
Expenses net of waiver, payments by affiliates and expense
reduction[f]	2.75%[g]	2.88%[g]	2.99%[g]	2.83%
Expenses incurred in connection with securities
sold short	0.55%	0.67%	0.65%	0.56%
Net investment income (loss)	(0.10)%	(0.44)%	(0.95)%	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$142,705	$177,412	$148,991	$96,889
Portfolio turnover rate	105.92%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Six Months Ended	Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$11.09	$10.60	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.12)	(0.17)	(0.08)
Net realized and unrealized gains (losses)	0.20	(0.39)	0.69	0.72
Total from investment operations	0.16	(0.51)	0.52	0.64
Less distributions from:
Net investment income	—	(0.09)	(0.03)	(0.04)
Net realized gains	—	(0.04)	—	—
Total distributions	—	(0.13)	(0.03)	(0.04)
Net asset value, end of period	$10.61	$10.45	$11.09	$10.60

Total return[d]	1.53%	(4.62)%	4.87%	6.42%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.79%	3.96%	4.04%	4.03%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.45%[g]	3.62%[g]	3.63%[g]	3.53%
Expenses incurred in connection with securities sold short	0.55%	0.67%	0.65%	0.56%
Net investment income (loss)	(0.80)%	(1.18)%	(1.59)%	(1.05)%

Supplemental data
Net assets, end of period (000’s)	$61,465	$71,154	$37,937	$16,618
Portfolio turnover rate	105.92%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Six Months Ended	Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.61	$11.15	$10.62	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.10)	(0.16)	(0.05)
Net realized and unrealized gains (losses)	0.21	(0.40)	0.73	0.71
Total from investment operations	0.19	(0.50)	0.57	0.66
Less distributions from:
Net investment income	—	—	(0.04)	(0.04)
Net realized gains	—	(0.04)	—	—
Total distributions	—	(0.04)	(0.04)	(0.04)
Net asset value, end of period	$10.80	$10.61	$11.15	$10.62

Total return[d]	1.79%	(4.51)%	5.39%	6.62%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.34%	3.46%	3.57%	3.63%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.00%[g]	3.12%[g]	3.16%[g]	3.13%
Expenses incurred in connection with securities sold short	0.55%	0.67%	0.65%	0.56%
Net investment income (loss)	(0.35)%	(0.68)%	(1.12)%	(0.65)%

Supplemental data
Net assets, end of period (000’s)	$495	$341	$9,173	$11,660
Portfolio turnover rate	105.92%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Six Months Ended		Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.59	$11.18	$10.66	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.01	(0.01)	(0.08)	(0.01)
Net realized and unrealized gains (losses)	0.20	(0.37)	0.70	0.71
Total from investment operations	0.21	(0.38)	0.62	0.70
Less distributions from:
Net investment income	—	(0.17)	(0.10)	(0.04)
Net realized gains	—	(0.04)	—	—
Total distributions	—	(0.21)	(0.10)	(0.04)
Net asset value, end of period	$10.80	$10.59	$11.18	$10.66

Total return[d]	1.98%	(3.45)%	5.80%	7.02%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense
reduction[f]	2.75%	2.87%	2.98%	3.19%
Expenses net of waiver, payments by affiliates and expense
reduction[f]	2.41%[g]	2.53%[g]	2.60%[g]	2.69%
Expenses incurred in connection with securities sold short	0.55%	0.67%	0.65%	0.56%
Net investment income (loss)	0.24%	(0.09)%	(0.56)%	(0.21)%

Supplemental data
Net assets, end of period (000’s)	$257,955	$265,517	$239,754	$215,526
Portfolio turnover rate	105.92%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Six Months Ended	Year Ended May 31,
	November 30, 2016
	(unaudited)	2016	2015	2014 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58	$11.18	$10.65	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.01	(0.02)	(0.02)	(0.02)
Net realized and unrealized gains (losses)	0.20	(0.38)	0.64	0.71
Total from investment operations	0.21	(0.40)	0.62	0.69
Less distributions from:
Net investment income	—	(0.16)	(0.09)	(0.04)
Net realized gains	—	(0.04)	—	—
Total distributions	—	(0.20)	(0.09)	(0.04)
Net asset value, end of period	$10.79	$10.58	$11.18	$10.65

Total return[d]	1.98%	(3.58)%	5.88%	6.92%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.84%	2.96%	3.07%	3.21%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.50%[g]	2.62%[g]	2.66%[g]	2.71%
Expenses incurred in connection with securities sold short	0.55%	0.67%	0.65%	0.56%
Net investment income (loss)	0.15%	(0.18)%	(0.62)%	(0.23)%

Supplemental data
Net assets, end of period (000’s)	$648,675	$722,216	$329,139	$54,593
Portfolio turnover rate	105.92%	229.90%	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund
	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 32.5%
Aerospace & Defense 0.1%
B/E Aerospace Inc	United States	21,029	$1,262,581
United Technologies Corp	United States	729	78,528
			1,341,109
Air Freight & Logistics 0.2%
[a] FedEx Corp	United States	13,662	2,618,596
Airlines 0.4%
Copa Holdings SA	Panama	3,036	269,810
[a] Delta Air Lines Inc	United States	36,249	1,746,477
[a,b] Hawaiian Holdings Inc	United States	5,338	274,106
[a,b] Latam Airlines, ADR	Chile	23,337	202,565
Southwest Airlines Co	United States	21,651	1,009,153
[b] United Continental Holdings Inc	United States	12,940	892,213
[b] Virgin America Inc	United States	2,400	135,600
			4,529,924
Auto Components 0.1%
Adient PLC	United States	28,713	1,537,868
Delphi Automotive PLC	United Kingdom	476	30,464
			1,568,332
Automobiles 0.2%
General Motors Co	United States	1,544	53,314
[a] Harley-Davidson Inc	United States	19,656	1,196,854
[b] Peugeot SA	France	20,062	295,977
[b] Tesla Motors Inc	United States	4,028	762,816
			2,308,961
Banks 0.1%
Barclays PLC, ADR	United Kingdom	108,406	292,910
BB&T Corp	United States	1,399	63,305
[b] Israel Discount Bank Ltd	Israel	64,119	130,872
JPMorgan Chase & Co	United States	2,656	212,932
PNC Financial Services Group Inc	United States	794	87,769
US Bancorp	United States	1,400	69,468
Wells Fargo & Co	United States	3,534	187,019
			1,044,275
Beverages 0.8%
[a] Anheuser-Busch InBev SA/NV, ADR	Belgium	24,130	2,491,905
[a] Brown-Forman Corp., B	United States	48,078	2,180,337
Coca-Cola Co	United States	3,433	138,522
Constellation Brands Inc., A	United States	319	48,214
Davide Campari-Milano SpA	Italy	189,757	1,830,136
Heineken NV	Netherlands	11,205	839,844
Molson Coors Brewing Co	United States	11,842	1,160,871
PepsiCo Inc	United States	1,266	126,727
			8,816,556
Biotechnology 2.4%
[b] ACADIA Pharmaceuticals Inc	United States	32,494	877,013
[b] Aeglea BioTherapeutics Inc	United States	13,829	71,496
[a,b] Agios Pharmaceuticals Inc	United States	2,859	166,422
[a,b] Alexion Pharmaceuticals Inc	United States	12,919	1,583,740

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Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b] Amicus Therapeutics Inc	United States	79,676	$476,463
[b] ARIAD Pharmaceuticals Inc	United States	27,941	376,645
[b] Audentes Therapeutics Inc	United States	5,590	91,844
[b] Avexis Inc	United States	3,345	197,756
[b] BioCryst Pharmaceuticals Inc	United States	19,513	109,078
[b] Biogen Inc	United States	5,786	1,701,489
[b] BioMarin Pharmaceutical Inc	United States	36,544	3,129,263
[b] Bluebird Bio Inc	United States	16,058	969,100
[b] Celgene Corp	United States	24,700	2,927,197
[b] Clovis Oncology Inc	United States	12,173	417,169
[b] Corvus Pharmaceuticals Inc	United States	4,562	70,392
[b] DBV Technologies SA, ADR	France	8,052	294,059
[b] Epizyme Inc	United States	32,473	360,450
[b] Exelixis Inc	United States	26,863	454,522
[a,b] Incyte Corp. Ltd	United States	20,357	2,082,318
[b] Inotek Pharmaceuticals Corp	United States	25,253	161,619
[b] Insmed Inc	United States	18,832	257,057
[b] Kite Pharma Inc	United States	10,484	533,950
[b] MacroGenics Inc	United States	4,141	107,376
[b] Mast Therapeutics Inc., wts., 6/14/18	United States	68,920	138
[b] Medgenics Inc	United States	26,026	133,774
[b] Natera Inc	United States	11,086	133,032
[b] Neurocrine Biosciences Inc	United States	6,544	303,969
[b] Otonomy Inc	United States	20,111	341,887
[b] OvaScience Inc	United States	33,867	113,454
[b] ProQR Therapeutics NV	Netherlands	37,569	159,668
[b] Proteostasis Therapeutics Inc	United States	36,072	379,838
[b] Prothena Corp. PLC	Ireland	8,682	512,412
[b] Ra Pharmaceuticals Inc	United States	3,379	44,231
[b] Radius Health Inc	United States	4,274	227,462
[b] Regeneron Pharmaceuticals Inc	United States	3,442	1,305,344
[b] REGENXBIO Inc	United States	2,716	60,431
[b] Retrophin Inc	United States	12,435	254,544
[b] Sage Therapeutics Inc	United States	14,259	714,519
[a,b] Sarepta Therapeutics Inc	United States	10,290	352,535
[a] Shire PLC, ADR	United States	12,955	2,261,943
[b] Syndax Pharmaceuticals Inc	United States	2,165	20,957
[b] Tesaro Inc	United States	5,354	726,484
[b] Trevena Inc	United States	10,717	58,729
[b] Ultragenyx Pharmaceutical Inc	United States	9,639	754,637
[b] Vertex Pharmaceuticals Inc	United States	3,649	297,795
			26,574,201
Building Products 0.0%†
[a] AO Smith Corp	United States	6,172	300,144
Johnson Controls International PLC	United States	2,103	94,593
			394,737
Capital Markets 0.3%
[a] Moody’s Corp	United States	23,172	2,328,786
[a] SEI Investments Co	United States	29,367	1,385,535
			3,714,321

16 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Chemicals 1.1%
Axalta Coating Systems Ltd	United States	11,216	$296,327
Croda International PLC	United Kingdom	21,384	872,772
E. I. du Pont de Nemours & Co	United States	941	69,267
[b] Ingevity Corp	United States	32,929	1,724,492
PPG Industries Inc	United States	344	33,000
[a] Sherwin-Williams Co	United States	21,516	5,780,704
[a] Syngenta AG, ADR	Switzerland	23,169	1,770,575
Trinseo SA	United States	23,791	1,392,963
			11,940,100
Commercial Services & Supplies 0.4%
[b] Atento SA	Spain	81,572	693,362
Edenred	France	30,138	635,481
G&K Services Inc., A	United States	7,570	726,115
[b] Gategroup Holding AG	Switzerland	36,384	1,823,673
West Corp	United States	18,356	437,974
			4,316,605
Communications Equipment 0.3%
[b] Arista Networks Inc	United States	9,040	857,083
[b] Ciena Corp	United States	32,152	689,660
[b] Oclaro Inc	United States	128,070	1,144,946
[b] Quantenna Communications Inc	United States	7,700	146,223
			2,837,912
Construction & Engineering 0.1%
[a] Fluor Corp	United States	10,997	588,449
Construction Materials 0.3%
Buzzi Unicem SpA	Italy	20,495	435,519
HeidelbergCement AG	Germany	7,994	716,853
[a] Martin Marietta Materials Inc	United States	6,096	1,337,767
[b] Summit Materials Inc., A	United States	16,740	397,910
			2,888,049
Containers & Packaging 0.1%
Ball Corp	United States	17,085	1,282,400
International Paper Co	United States	891	43,409
WestRock Co	United States	528	27,034
			1,352,843
Diversified Consumer Services 0.1%
[b] LifeLock Inc	United States	25,543	608,179
Sotheby’s	United States	5,074	198,190
			806,369
Diversified Financial Services 0.0%†
[b] ECN Capital Corp	Canada	16,284	36,610
Diversified Telecommunication Services 0.6%
AT&T Inc	United States	1,688	65,207
CenturyLink Inc	United States	8,848	208,105
[b] Level 3 Communications Inc	United States	48,924	2,694,245
[b] ORBCOMM Inc	United States	17,540	147,511

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Semiannual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services (continued)
SFR Group SA	France	45,273	$1,143,905
Telecom Italia SpA	Italy	3,776,043	2,357,201
Verizon Communications Inc	United States	3,009	150,149
			6,766,323
Electric Utilities 0.0%†
Exelon Corp	United States	1,932	62,809
NextEra Energy Inc	United States	949	108,404
PG&E Corp	United States	2,093	123,069
			294,282
Electronic Equipment, Instruments & Components 0.7%
[b] Coherent Inc	United States	3,443	449,311
Ingram Micro Inc., A	United States	106,586	3,990,580
[b] Itron Inc	United States	10,530	676,026
Largan Precision Co. Ltd	Taiwan	2,650	306,796
Tongda Group Holdings Ltd	Hong Kong	1,170,000	343,918
[a,b] VeriFone Systems Inc	United States	92,216	1,557,528
			7,324,159
Energy Equipment & Services 0.4%
[b] FMC Technologies Inc	United States	135,214	4,632,431
Halliburton Co	United States	1,876	99,597
			4,732,028
Food & Staples Retailing 0.7%
[a] Casey’s General Stores Inc	United States	33,546	4,040,616
Costco Wholesale Corp	United States	17,327	2,600,956
CVS Health Corp	United States	646	49,671
Kroger Co	United States	1,675	54,102
[a,b,d] Rite Aid Corp	United States	86,884	691,597
			7,436,942
Food Products 0.6%
The Hershey Co	United States	16,281	1,573,396
Lindt & Spruengli AG	Switzerland	63	3,662,762
Mead Johnson Nutrition Co	United States	618	44,551
[a,b] The WhiteWave Foods Co	United States	33,812	1,862,703
			7,143,412
Health Care Equipment & Supplies 1.2%
[b] Alere Inc	United States	10,104	401,331
[a] Becton Dickinson and Co	United States	13,842	2,340,682
[b] Boston Scientific Corp	United States	32,213	659,078
DENTSPLY SIRONA Inc	United States	13,167	766,056
[b] Derma Sciences Inc	United States	15,810	75,888
[b] DexCom Inc	United States	9,788	639,059
[b] Edwards Lifesciences Corp	United States	1,497	124,026
[b] GenMark Diagnostics Inc	United States	27,031	314,100
[a,b] IDEXX Laboratories Inc	United States	17,940	2,110,641
[b] iRhythm Technologies Inc	United States	1,485	45,293
Medtronic PLC	United States	309	22,560
Smith & Nephew PLC	United Kingdom	72,763	1,026,036

18 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies (continued)
[a] St. Jude Medical Inc	United States	64,738	$5,127,250
[b] TearLab Corp	United States	56,223	30,360
			13,682,360
Health Care Providers & Services 1.2%
[b] Acadia Healthcare Co. Inc	United States	10,301	391,541
[a] Aetna Inc	United States	16,373	2,142,243
Celesio AG	Germany	61,856	1,661,897
[b] Centene Corp	United States	13,078	753,685
Cigna Corp	United States	8,876	1,195,952
[b] Envision Healthcare Holdings Inc	United States	28,049	637,273
[a] Humana Inc	United States	14,599	3,104,332
[a] UnitedHealth Group Inc	United States	16,758	2,653,127
Universal Health Services Inc., B	United States	2,346	288,605
			12,828,655
Health Care Technology 0.0%†
[b] Tabula Rasa HealthCare Inc	United States	4,863	67,498
Hotels, Restaurants & Leisure 0.6%
Carnival Corp	United States	26,863	1,381,027
[a] Domino’s Pizza Inc	United States	12,047	2,024,378
Hilton Worldwide Holdings Inc	United States	2,693	67,513
McDonald’s Corp	United States	718	85,636
[a] Sonic Corp	United States	43,947	1,147,017
Wynn Resorts Ltd	United States	2,645	269,764
Yum! Brands Inc	United States	21,824	1,383,423
			6,358,758
Household Durables 0.1%
[a] CalAtlantic Group Inc	United States	23,441	782,695
Harman International Industries Inc	United States	5,583	610,612
Whirlpool Corp	United States	213	34,600
			1,427,907
Independent Power & Renewable Electricity Producers 0.0%†
TerraForm Global Inc., A	United States	92,129	350,090
Industrial Conglomerates 0.1%
General Electric Co	United States	4,562	140,327
Honeywell International Inc	United States	662	75,428
Roper Technologies Inc	United States	550	99,610
Smiths Group PLC	United Kingdom	17,888	315,804
			631,169
Insurance 0.4%
Chubb Ltd	United States	487	62,336
Delta Lloyd NV	Netherlands	157,293	905,719
Endurance Specialty Holdings	United States	20,266	1,868,525
MetLife Inc	United States	1,240	68,213
RSA Insurance Group PLC	United Kingdom	44,331	299,800
[a] W.R. Berkley Corp	United States	20,475	1,265,150
			4,469,743

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Semiannual Report 19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Internet & Direct Marketing Retail 0.8%
[a,b] Amazon.com Inc	United States	2,329	$1,748,078
[a] Expedia Inc	United States	12,826	1,591,065
[a,b] Netflix Inc	United States	7,890	923,130
[b] The Priceline Group Inc	United States	724	1,088,664
[a,b] TripAdvisor Inc	United States	15,751	760,458
[a,b] Wayfair Inc., A	United States	61,446	2,239,707
			8,351,102
Internet Software & Services 2.4%
[b] Akamai Technologies Inc	United States	14,218	948,340
[a,b] Alibaba Group Holding Ltd., ADR	China	16,552	1,556,219
[a,b] Alphabet Inc., A	United States	1,284	996,230
[a,b] Alphabet Inc., C	United States	1,306	990,000
[b] Baidu Inc., ADR	China	2,300	383,985
[b] Benefitfocus Inc	United States	11,353	309,937
[a,b] eBay Inc	United States	37,281	1,036,785
[a,b] Facebook Inc	United States	37,309	4,418,132
[b] GrubHub Inc	United States	17,100	633,213
j2 Global Inc	United States	10,688	785,675
[b] Just Eat PLC	United Kingdom	93,564	685,431
[a,b] LinkedIn Corp., A	United States	47,074	9,190,728
Tencent Holdings Ltd	China	17,600	439,518
[b] VeriSign Inc	United States	11,079	873,579
[a,b] Yahoo! Inc	United States	74,499	3,055,949
[b] Zillow Group Inc., A	United States	8,017	281,797
[b] Zillow Group Inc., C	United States	17,102	614,304
			27,199,822
IT Services 3.2%
Accenture PLC, A	United States	8,972	1,071,526
[a] Alliance Data Systems Corp	United States	14,062	3,217,104
[a] Automatic Data Processing Inc	United States	25,230	2,422,585
[b] Blackhawk Network Holdings Inc	United States	9,800	352,800
[a] Cardtronics PLC, A	United States	19,967	987,767
[a,b] Cognizant Technology Solutions Corp., A	United States	23,186	1,277,085
[a] Computer Sciences Corp	United States	17	1,031
[a,b] EPAM Systems Inc	United States	15,489	1,020,725
[a,b] ExlService Holdings Inc	United States	55,867	2,657,035
[b] FleetCor Technologies Inc	United States	11,700	1,747,278
[b] Genpact Ltd	United States	106,065	2,538,135
[a] Global Payments Inc	United States	52,238	3,580,915
[a] MasterCard Inc., A	United States	33,266	3,399,785
[b,e] Nets AS, 144A	Denmark	25,555	436,816
[a,b] PayPal Holdings Inc	United States	63,675	2,501,154
Total System Services Inc	United States	26,000	1,279,720
[a,b] Vantiv Inc., A	United States	20,986	1,184,240
Visa Inc., A	United States	29,356	2,269,806
[a,b] WEX Inc	United States	24,187	2,672,905
[e] Worldpay Group PLC, 144A	United Kingdom	112,257	378,109
			34,996,521

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services 0.6%
Gerresheimer AG	Germany	23,577	$1,720,429
[b] Illumina Inc	United States	7,574	1,008,402
[a,b] Mettler-Toledo International Inc	United States	1,732	713,619
[b] NanoString Technologies Inc	United States	5,354	117,788
Thermo Fisher Scientific Inc	United States	20,432	2,862,728
			6,422,966
Machinery 0.2%
[a] Caterpillar Inc	United States	10,249	979,395
Dover Corp	United States	735	53,368
[b] KUKA AG	Germany	5,169	577,967
[b] Manitowoc Foodservice Inc	United States	7,180	127,373
Trinity Industries Inc	United States	17,228	478,766
			2,216,869
Marine 0.2%
Irish Continental Group PLC	Ireland	410,345	1,817,899
Media 1.3%
[a,b] Carmike Cinemas Inc	United States	63,881	2,159,178
[a] CBS Corp., B	United States	16,258	987,186
[a,b] Charter Communications Inc., A	United States	3,698	1,018,096
Comcast Corp., A	United States	938	65,200
[a,b] Dish Network Corp., A	United States	37,297	2,142,713
Entertainment One Ltd	Canada	112,518	309,019
ITV PLC	United Kingdom	293,248	616,414
[b] Liberty Global PLC LiLAC, A	United Kingdom	11,067	238,826
[b] Liberty Global PLC LiLAC, C	United Kingdom	3,003	63,574
[b] Liberty Global PLC, A	United Kingdom	32,966	1,032,495
[b] Liberty Global PLC, C	United Kingdom	24,352	741,518
[b] Live Nation Entertainment Inc	United States	4,173	115,509
[b] Postmedia Network Canada Corp	Canada	666,338	327,390
Stroeer SE & Co. KGaA	Germany	44,132	1,673,548
Time Warner Inc	United States	4,798	440,552
Walt Disney Co	United States	22,400	2,220,288
			14,151,506
Metals & Mining 1.4%
Boliden AB	Sweden	38,793	1,001,918
First Quantum Minerals Ltd	Canada	60,371	689,415
[a] Freeport-McMoRan Inc	United States	114,823	1,762,533
[a] Newmont Mining Corp	United States	49,258	1,597,930
Teck Resources Ltd	Canada	247,226	6,264,707
ThyssenKrupp AG	Germany	51,931	1,178,937
[a] United States Steel Corp	United States	72,509	2,344,941
Voestalpine AG	Austria	21,316	807,768
			15,648,149
Multi-Utilities 0.0%†
Sempra Energy	United States	1,098	109,580
Oil, Gas & Consumable Fuels 0.6%
Chevron Corp	United States	1,001	111,672
DHT Holdings Inc	United States	55,300	196,315

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Semiannual Report 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Encana Corp	Canada	4,163	$52,454
EQT Corp	United States	406	28,452
Exxon Mobil Corp	United States	2,622	228,901
Golar LNG Ltd	Bermuda	1,384	33,770
[b] Halcon Resources Corp	United States	7,948	75,586
[b] Halcon Resources Corp., wts., 9/09/20	United States	2,159	5,376
Hess Corp	United States	10,920	611,083
[b] InterOil Corp	Singapore	24,093	1,170,920
Kinder Morgan Inc	United States	2,467	54,767
[a,b] Kinder Morgan Inc., wts., 5/25/17	United States	52,317	340
[b] Pacific Exploration and Production Corp	Colombia	4,655	183,144
[b] PDC Energy Inc	United States	407	30,301
SM Energy Co	United States	4,547	181,243
[a] Spectra Energy Corp	United States	29,112	1,192,136
TonenGeneral Sekiyu K.K	Japan	120,264	1,144,771
Valero Energy Corp	United States	322	19,822
Western Refining Inc	United States	32,730	1,174,025
[b] Whiting Petroleum Corp	United States	18,987	232,021
			6,727,099
Paper & Forest Products 0.3%
[b] Canfor Corp	Canada	188,794	2,064,605
West Fraser Timber Co. Ltd	Canada	39,190	1,397,163
			3,461,768
Pharmaceuticals 1.1%
[b] Aerie Pharmaceuticals Inc	United States	41,896	1,556,436
[b] Allergan PLC	United States	21,559	4,188,914
[b] Assembly Biosciences Inc	United States	29,400	377,790
AstraZeneca PLC, ADR	United Kingdom	18,988	496,346
[a] Bristol-Myers Squibb Co	United States	26,998	1,523,767
[b,e] Cassiopea SpA, 144A	Italy	4,184	119,343
[b] Dermira Inc	United States	16,370	523,513
Eli Lilly & Co	United States	24,924	1,672,899
[a,b] Flex Pharma Inc	United States	3,355	20,633
[b] GW Pharmaceuticals PLC, ADR	United Kingdom	2,409	268,965
Hikma Pharmaceuticals PLC	United Kingdom	10,168	216,405
[b] Intra-Cellular Therapies Inc	United States	22,475	313,302
Johnson & Johnson	United States	2,146	238,850
[b] Ocular Therapeutix Inc	United States	42,865	398,216
Pfizer Inc	United States	4,507	144,855
[b] Steadymed Ltd	Israel	7,603	25,850
			12,086,084
Professional Services 0.8%
[a] Equifax Inc	United States	9,951	1,138,892
Experian PLC	Ireland	61,716	1,166,012
[b] Huron Consulting Group Inc	United States	21,939	1,157,282
[a] ManpowerGroup Inc	United States	6,503	555,421
[a] Robert Half International Inc	United States	24,817	1,113,539
[a,b] TransUnion	United States	38,184	1,139,029
[b] TriNet Group Inc	United States	50,415	1,271,970

22 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Professional Services (continued)
[a,b] WageWorks Inc	United States	20,007	$1,477,517
			9,019,662
Real Estate Management & Development 0.1%
[b] CBRE Group Inc., A	United States	27,744	805,686
Grand City Properties SA	Germany	32,078	535,806
			1,341,492
Road & Rail 0.7%
[a] CSX Corp	United States	63,216	2,263,765
[a] Kansas City Southern	United States	23,829	2,113,871
[b] Old Dominion Freight Line Inc	United States	15,253	1,331,587
[a] Union Pacific Corp	United States	21,535	2,182,141
			7,891,364
Semiconductors & Semiconductor Equipment 0.9%
[b] Advanced Process Systems Corp	South Korea	441	9,072
Advanced Semiconductor Engineering Inc	Taiwan	170,000	182,678
Analog Devices Inc	United States	10,207	757,768
Broadcom Ltd	Singapore	3,565	607,797
[b] Cavium Inc	United States	13,896	792,489
Cypress Semiconductor Corp	United States	5,483	61,684
Intel Corp	United States	1,498	51,981
[b] MaxLinear Inc., A	United States	9,900	202,257
[a] Microchip Technology Inc	United States	10,231	677,087
[b] Micron Technology Inc	United States	30,717	599,903
[a] NVIDIA Corp	United States	10,612	978,426
[b] NXP Semiconductors NV	Netherlands	21,560	2,137,674
QUALCOMM Inc	United States	15,705	1,069,982
[b] Semiconductor Manufacturing International Corp	China	4,195,000	567,878
[b] Siltronic AG	Germany	1,871	75,066
[a] Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	20,159	598,521
Win Semiconductors Corp	Taiwan	85,471	243,222
			9,613,485
Software 1.1%
Activision Blizzard Inc	United States	24,963	913,895
[a,b] Adobe Systems Inc	United States	5,910	607,607
Atlassian Corp. PLC	Australia	12,900	350,106
Blackbaud Inc	United States	6,600	414,348
[b] BroadSoft Inc	United States	4,934	204,761
[b] Guidewire Software Inc	United States	14,561	811,193
[b] HubSpot Inc	United States	9,266	519,823
[a] Intuit Inc	United States	5,700	647,976
Mentor Graphics Corp	United States	22,456	820,767
Microsoft Corp	United States	77,573	4,674,549
Mobileye NV	Israel	6,706	249,664
Oracle Corp	United States	2,280	91,633
[b] Paylocity Holding Corp	United States	8,400	278,124
[b] Proofpoint Inc	United States	2,860	220,249
[b] Red Hat Inc	United States	2,223	175,862
[a,b] Salesforce.com Inc	United States	11,579	833,688
[b] ServiceNow Inc	United States	2,987	248,369

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Semiannual Report 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Software (continued)
Square Enix Holdings Co. Ltd	Japan	11,638	$293,277
			12,355,891
Specialty Retail 1.9%
[a,b] AutoNation Inc	United States	116,791	5,215,886
[a,b] Autozone Inc	United States	6,331	4,958,313
[b] Cabela’s Inc	United States	51,086	3,179,593
CST Brands Inc	United States	8,135	390,724
[a] Foot Locker Inc	United States	15,255	1,093,326
Home Depot Inc	United States	41,343	5,349,784
[a,b] MarineMax Inc	United States	42,883	806,200
[b] Sports Direct International PLC	United Kingdom	155,760	615,845
			21,609,671
Technology Hardware, Storage & Peripherals 0.6%
Apple Inc	United States	6,394	706,665
[a] Hewlett Packard Enterprise Co	United States	55,891	1,330,206
[b] Pure Storage Inc., A	United States	101,117	1,410,582
Samsung Electronics Co. Ltd	South Korea	686	1,024,555
Seagate Technology PLC	United States	45,193	1,812,239
Western Digital Corp	United States	9,615	612,091
			6,896,338
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd	United States	19,385	901,209
Moncler SpA	Italy	23,079	375,221
[a] NIKE Inc., B	United States	13,178	659,822
			1,936,252
Tobacco 0.5%
Altria Group Inc	United States	787	50,313
Philip Morris International Inc	United States	692	61,090
Reynolds American Inc	United States	95,365	5,159,246
			5,270,649
Trading Companies & Distributors 0.0%†
Air Lease Corp	United States	4,692	168,255
Brenntag AG	Germany	386	20,318
[b] Herc Holdings Inc	United States	7,920	314,741
			503,314
Wireless Telecommunication Services 0.0%†
NTT DoCoMo Inc	Japan	16,700	383,032
Total Common Stocks and Other Equity Interests
(Cost $326,256,862)			361,201,790
Exchange Traded Funds (Cost $364,552) 0.0%†
SPDR S&P Bank ETF	United States	9,954	409,607
Convertible Preferred Stocks 0.7%
Electric Utilities 0.0%†
[b] Great Plains Energy Inc., cvt. pfd., 7.00%	United States	692	33,908

24 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/Warrants		Value
Convertible Preferred Stocks (continued)
Electronic Equipment, Instruments & Components 0.2%
[b,c] Belden Inc., cvt. pfd., 5.92%	United States	4,338		$464,383
[b] MTS Systems Corp., cvt. pfd., 8.75%	United States	13,715		1,700,249
				2,164,632
Equity Real Estate Investment Trusts (REITs) 0.0%†
[b] EPR Properties, cvt. pfd., C, 5.75%	United States	1,859		51,494
Welltower Inc., cvt. pfd., I, 6.50%	United States	2,088		121,501
				172,995
Food Products 0.2%
[a] Post Holdings Inc., cvt. pfd., 2.50%	United States	14,400		2,091,600
Household Durables 0.0%†
[b] William Lyon Homes, cvt. pfd., 6.50%	United States	2,862		280,247
Internet Software & Services 0.3%
[a,e] Mandatory Exchangeable Trust, cvt. pfd., 144A, 5.75%	China	27,286		3,153,852
Tobacco 0.0%†
Universal Corp., cvt. pfd., 6.75%	United States	330		409,076
Total Convertible Preferred Stocks (Cost $7,151,098)				8,306,310
Preferred Stocks 0.3%
Food Products 0.1%
Bunge Ltd., pfd., 4.875%	United States	8,598		857,651
Machinery 0.0%†
MAN SE, pfd., 3.30%	Germany	3,186		312,005
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	2,057		1,474,869
Teva Pharmaceutical Industries Ltd., pfd., 7.00%	Israel	698		456,492
				1,931,361
Total Preferred Stocks (Cost $3,758,491)				3,101,017

		Principal
		Amount*
Convertible Bonds 17.3%
Automobiles 0.0%†
Tesla Motors Inc., senior note, 0.25%, 3/01/19	United States	477,000		432,579
Biotechnology 0.8%
[f] Ablynx NV, senior note, Reg S, 3.25%, 5/27/20	Belgium	200,000	EUR	220,714
[a] Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	1,995,000		1,574,803
[a] AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	917,000		1,251,705
[a] BioMarin Pharmaceutical Inc., senior sub. note, 1.50%, 10/15/20	United States	1,052,000		1,272,263
Clovis Oncology Inc., senior note, 2.50%, 9/15/21	United States	409,000		365,799
[a] Emergent BioSolutions Inc., senior note, 2.875%, 1/15/21	United States	817,000		930,869
Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	630,000		566,606
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	420,000		412,388
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	823,000		1,220,612
PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	960,000		792,000
PTC Therapeutics Inc., senior note, 3.00%, 8/15/22	United States	623,000		363,287
				8,971,046

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Semiannual Report 25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Building Products 0.1%
[a,e] Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	805,000		$1,341,331
Capital Markets 0.2%
Ares Capital Corp., senior note, 4.75%, 1/15/18	United States	947,000		976,002
[a] Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	1,274,000		1,243,742
FXCM Inc., senior note, 2.25%, 6/15/18	United States	700,000		308,000
				2,527,744
Chemicals 0.1%
[a] Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,390,000		569,900
Commercial Services & Supplies 0.0%†
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	530,000		537,950
Communications Equipment 0.6%
CalAmp Corp., senior note, 1.625%, 5/15/20	United States	40,000		38,400
Ciena Corp., senior note, 4.00%, 12/15/20	United States	307,000		406,583
[a] InterDigital Inc., senior note, 1.50%, 3/01/20	United States	778,000		945,756
Palo Alto Networks Inc., senior note, zero cpn., 7/01/19	United States	3,395,000		4,549,300
Viavi Solutions Inc., senior bond, 0.625%, 8/15/33	United States	576,000		587,160
				6,527,199
Construction & Engineering 0.0%†
Dycom Industries Inc., senior note, 0.75%, 9/15/21	United States	479,000		503,549
Construction Materials 0.3%
Cemex SAB de CV, sub. note,
[a] 3.75%, 3/15/18	Mexico	1,764,000		1,974,577
3.72%, 3/15/20	Mexico	1,101,000		1,159,491
				3,134,068
Consumer Finance 0.2%
Encore Capital Group Inc., senior note,
3.00%, 11/27/17	United States	941,000		1,000,401
[a] 2.875%, 3/15/21	United States	371,000		317,901
[a] PRA Group Inc., senior note, 3.00%, 8/01/20	United States	845,000		774,759
				2,093,061
Diversified Consumer Services 0.4%
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	396,000		292,545
[a] Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	945,000		1,213,144
TAL Education Group, senior note, 2.50%, 5/15/19	China	828,000		2,413,102
				3,918,791
Diversified Financial Services 0.2%
[e] Element Financial Corp., sub. note, 144A,
5.125%, 6/30/19	Canada	821,000	CAD	667,104
4.25%, 6/30/20	Canada	1,628,000	CAD	1,236,180
				1,903,284
Electrical Equipment 0.1%
[a] General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	745,000		570,391
Electronic Equipment, Instruments & Components 0.4%
[a,e] Knowles Corp., senior note, 144A, 3.25%, 11/01/21	United States	1,022,000		1,163,803
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	911,000		1,388,706

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Electronic Equipment, Instruments & Components (continued)
[a] Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	1,930,000		$2,323,237
				4,875,746
Energy Equipment & Services 0.2%
Hornbeck Offshore Services Inc., senior note, 1.50%, 9/01/19	United States	634,000		378,815
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	1,192,000		1,014,690
Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	953,000		1,034,005
				2,427,510
Equity Real Estate Investment Trusts (REITs) 0.9%
[a,e] American Residential Properties Inc., senior note, 144A, 3.25%, 11/15/18	United States	1,042,000		1,294,034
[a] Colony Starwood Homes, senior note, 4.50%, 10/15/17	United States	1,447,000		1,606,170
[a] Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	1,453,000		1,443,919
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	624,000		660,660
[e] GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,582,000		1,941,905
[a] National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	1,030,000		1,131,069
[a] Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	1,044,000		1,182,982
VEREIT Inc., senior note, 3.00%, 8/01/18	United States	1,269,000		1,270,586
				10,531,325
Health Care Equipment & Supplies 0.5%
[a] Hologic Inc., senior bond, zero cpn., 12/15/43	United States	1,052,000		1,288,700
[e] Insulet Corp., senior note, 144A, 1.25%, 9/15/21	United States	585,000		528,694
[f] Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	379,354
[a,e] NuVasive Inc., senior note, 144A, 2.25%, 3/15/21	United States	736,000		913,560
Quidel Corp., senior note, 3.25%, 12/15/20	United States	418,000		424,792
[a] Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	1,195,000		1,246,534
[e] Wright Medical Group NV, senior note, 144A, 2.25%, 11/15/21	United States	997,000		1,249,989
				6,031,623
Health Care Providers & Services 0.8%
Aceto Corp., senior note, 2.00%, 11/01/20	United States	914,000		857,446
Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	900,000		874,688
[a] HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	2,604,000		3,106,897
Healthways Inc., senior note, 1.50%, 7/01/18	United States	1,148,000		1,495,988
[a] Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	1,500,000		2,119,687
				8,454,706
Health Care Technology 0.0%†
[a] Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	285,000		275,559
[e] Evolent Health Inc., senior note, 144A, 2.00%, 12/01/21	United States	50,000		50,000
				325,559
Household Durables 0.7%
[a] CalAtlantic Group Inc.,
senior bond, 1.25%, 8/01/32	United States	1,430,000		1,492,562
senior note, 0.25%, 6/01/19	United States	1,706,000		1,595,110
LGI Homes Inc., sub. note, 4.25%, 11/15/19	United States	639,000		1,016,809
M/I Homes Inc., senior sub. note, 3.25%, 9/15/17	United States	844,000		928,400
Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	1,240,000		1,253,175
Toll Brothers Finance Corp., senior bond, 0.50%, 9/15/32	United States	1,244,000		1,226,118
				7,512,174

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Semiannual Report 27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Independent Power & Renewable Electricity Producers 0.1%
[a] Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	681,000	$666,954
Insurance 0.1%
AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	1,246,000	1,032,623
Internet & Direct Marketing Retail 1.4%
Ctrip.com International Ltd., senior note,
1.25%, 10/15/18	China	3,565,000	4,487,444
[e] 144A, 1.25%, 9/15/22	China	635,000	637,381
The Priceline Group Inc., senior note,
[a] 1.00%, 3/15/18	United States	4,200,000	6,790,875
0.90%, 9/15/21	United States	472,000	507,695
[a] Shutterfly Inc., senior note, 0.25%, 5/15/18	United States	3,103,000	3,135,969
			15,559,364
Internet Software & Services 2.1%
[a] Blucora Inc., senior note, 4.25%, 4/01/19	United States	851,000	843,554
[a] Cornerstone OnDemand Inc., senior note, 1.50%, 7/01/18	United States	822,000	836,385
j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	1,507,000	1,863,029
LinkedIn Corp., senior note, 0.50%, 11/01/19	United States	1,271,000	1,268,617
[a] MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	1,031,000	1,435,667
[e] Pandora Media Inc., senior note, 144A, 1.75%, 12/01/20	United States	257,000	250,254
SINA Corp., senior note, 1.00%, 12/01/18	China	3,000,000	3,000,000
Twitter Inc., senior note,
0.25%, 9/15/19	United States	1,332,000	1,254,577
[a] 1.00%, 9/15/21	United States	291,000	270,812
VeriSign Inc., junior sub. bond, 4.485%, 8/15/37	United States	3,424,000	7,911,580
WebMD Health Corp., senior note, 1.50%, 12/01/20	United States	484,000	583,523
[a] Yahoo! Inc., senior note, zero cpn., 12/01/18	United States	3,824,000	3,874,190
			23,392,188
IT Services 0.4%
[e] Blackhawk Network Holdings Inc., senior note, 144A, 1.50%, 1/15/22	United States	654,000	670,350
Cardtronics Inc., senior note, 1.00%, 12/01/20	United States	748,000	832,150
[a,e] CSG Systems International Inc., senior bond, 144A, 4.25%, 3/15/36	United States	1,243,000	1,370,407
Euronet Worldwide Inc., senior bond, 1.50%, 10/01/44	United States	1,062,000	1,230,593
			4,103,500
Leisure Products 0.0%†
[e] JAKKS Pacific Inc., senior note, 144A, 4.25%, 8/01/18	United States	253,000	255,056
Life Sciences Tools & Services 0.1%
Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	457,000	559,254
Fluidigm Corp., senior bond, 2.75%, 2/01/34	United States	771,000	478,502
			1,037,756
Machinery 0.6%
[a] Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	810,000	1,110,713
Greenbrier Cos Inc., senior note, 3.50%, 4/01/18	United States	1,071,000	1,277,837
[f] Hyundai Heavy Industries Co. Ltd., senior note, Reg S, zero cpn., 6/29/20	South Korea	1,000,000	960,000
Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	1,426,000	1,375,199
[a] Trinity Industries Inc., senior sub. bond, 3.875%, 6/01/36	United States	1,087,000	1,400,871
Wabash National Corp., senior note, 3.375%, 5/01/18	United States	522,000	675,011
			6,799,631

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Media 0.6%
[a,e] Dish Network Corp., A, senior bond, 144A, 3.375%, 8/15/26	United States	3,044,000	$3,416,890
Liberty Interactive LLC, senior bond, 4.00%, 11/15/29	United States	1,122,000	673,200
Liberty Media Corp., senior bond,
[a]1.375%, 10/15/23	United States	1,354,000	1,485,169
[e]144A, 2.25%, 9/30/46	United States	80,000	83,200
Live Nation Entertainment Inc., senior note, 2.50%, 5/15/19	United States	629,000	680,499
			6,338,958
Metals & Mining 0.3%
[a] AK Steel Corp., senior note, 5.00%, 11/15/19	United States	1,264,000	2,366,050
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	629,000	660,843
			3,026,893
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%, 3/15/19	United States	329,000	346,686
[a] Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	1,544,000	1,546,895
[a] Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	1,269,000	1,271,379
[a] Starwood Property Trust Inc., senior note,
3.75%, 10/15/17	United States	4,308,000	4,448,010
4.55%, 3/01/18	United States	447,000	489,744
			8,102,714
Oil, Gas & Consumable Fuels 1.0%
[a] Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	1,510,000	1,581,725
[e] Chesapeake Energy Corp., senior note, 144A, 5.50%, 9/15/26	United States	1,412,000	1,500,250
[f] Golar LNG Ltd., secured note, Reg S, 3.75%, 3/07/17	Bermuda	1,200,000	1,198,500
Green Plains Inc., senior note,
[a]3.25%, 10/01/18	United States	753,000	1,061,259
[e]144A, 4.125%, 9/01/22	United States	913,000	1,065,928
[e] Renewable Energy Group Inc., senior bond, 144A, 4.00%, 6/15/36	United States	472,000	502,975
[e] Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	48,000	37,410
Ship Finance International Ltd., senior note, 5.75%, 10/15/21	Norway	2,769,000	2,729,196
SM Energy Co., senior note, 1.50%, 7/01/21	United States	1,084,000	1,334,675
Whiting Petroleum Corp., senior note, 1.25%, 6/05/20	United States	411,000	533,786
			11,545,704
Pharmaceuticals 0.4%
Depomed Inc., senior note, 2.50%, 9/01/21	United States	510,000	609,450
Impax Laboratories Inc., senior note, 2.00%, 6/15/22	United States	295,000	237,106
Medicines Co., senior note,
[a]2.50%, 1/15/22	United States	1,776,000	2,192,250
[e]144A, 2.75%, 7/15/23	United States	769,000	757,946
Theravance Inc., senior note, 2.125%, 1/15/23	United States	985,000	827,400
			4,624,152
Professional Services 0.1%
51job Inc., senior note, 3.25%, 4/15/19	China	222,000	238,234
Huron Consulting Group Inc., senior note, 1.25%, 10/01/19	United States	783,000	771,744
			1,009,978
Real Estate Management & Development 0.1%
[f] AYC Finance Ltd., senior note, Reg S, 0.50%, 5/02/19	Philippines	200,000	206,500
[f] Cosmos Boom Investment Ltd., senior note, Reg S, 0.50%, 6/23/20	China	400,000	390,000
			596,500

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Semiannual Report 29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Semiconductors & Semiconductor Equipment 1.0%
[a] Advanced Micro Devices Inc., senior note, 2.125%, 9/01/26	United States	1,683,000	$2,188,952
[e] Cypress Semiconductor Corp., senior note, 144A, 4.50%, 1/15/22	United States	863,000	968,178
[e] Inphi Corp., senior note, 144A, 0.75%, 9/01/21	United States	510,000	551,756
[a] Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	616,000	1,049,898
[a] Microchip Technology Inc., junior sub. bond, 2.125%, 12/15/37	United States	775,000	2,151,594
[a] NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	879,000	4,060,980
[a] ON Semiconductor Corp., senior sub. bond, Series B, 2.625%, 12/15/26	United States	508,000	571,183
			11,542,541
Software 1.3%
Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	858,000	890,711
BroadSoft Inc., senior note, 1.00%, 9/01/22	United States	1,119,000	1,372,873
FireEye Inc., senior bond, 1.625%, 6/01/35	United States	275,000	248,703
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	1,279,000	1,289,392
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	246,000	292,433
Rovi Corp., senior note, 0.50%, 3/01/20	United States	610,000	619,150
Salesforce.com Inc., senior note, 0.25%, 4/01/18	United States	2,756,000	3,288,252
ServiceNow Inc., senior note, zero cpn., 11/01/18	United States	681,000	859,337
[a] Take-Two Interactive Software Inc., senior note, 1.00%, 7/01/18	United States	2,385,000	5,469,103
			14,329,954
Specialty Retail 0.0%†
[e] Vitamin Shoppe Inc., senior note, 144A, 2.25%, 12/01/20	United States	401,000	376,188
Textiles, Apparel & Luxury Goods 0.2%
[a] Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,856,000	1,698,240
Trading Companies & Distributors 0.1%
[e] Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	497,000	728,726
Transportation Infrastructure 0.2%
[f] DP World Ltd., senior bond, Reg S, 1.75%, 6/19/24	United Arab Emirates	1,800,000	1,766,250
Total Convertible Bonds (Cost $177,911,159)			191,723,406
Convertible Bonds in Reorganization 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
[g] SunEdison Inc., senior note,
[e]144A, 0.25%, 1/15/20	United States	126,000	4,599
2.375%, 4/15/22	United States	247,000	9,016
Total Convertible Bonds in Reorganization
(Cost $337,664)			13,615
Corporate Bonds and Notes 18.2%
Aerospace & Defense 0.3%
[e] Bombardier Inc., senior note, 144A, 8.75%, 12/01/21	Canada	2,605,000	2,591,975
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	95,000	93,765
[e] Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000	94,275
[e] Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000	556,388
[h] Rockwell Collins Inc., senior note, FRN, 1.20%, 12/15/16	United States	40,000	40,004
			3,376,407

30 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Auto Components 0.0%†
[e] Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc.,
senior note, 144A, 7.875%, 10/01/22	United States	170,000	$171,700
Automobiles 0.1%
[e,h] BMW U.S. Capital LLC, senior note, 144A, FRN, 1.26%, 9/13/19	Germany	520,000	519,799
[e,h] Daimler Finance North America LLC, senior note, 144A, FRN, 1.195%, 3/10/17	Germany	150,000	150,105
[h] Ford Motor Credit Co. LLC, senior note, FRN, 1.66%, 1/17/17	United States	40,000	40,031
[e,h] Nissan Motor Acceptance Corp., senior note, 144A, FRN, 1.484%, 3/03/17	Japan	105,000	105,112
			815,047
Banks 0.1%
[h] Bank of America Corp., senior note, FRN, 1.92%, 1/15/19	United States	20,000	20,169
[h] Citigroup Inc., senior note, FRN, 1.63%, 11/24/17	United States	403,000	404,053
[h] Toyota Motor Credit Corp., senior note, FRN,
1.27%, 1/17/19	United States	40,000	40,046
1.322%, 10/18/19	United States	255,000	256,402
[h] Wells Fargo & Co., senior note, FRN, 1.234%, 6/02/17	United States	115,000	115,034
			835,704
Beverages 0.0%†
[h] Anheuser-Busch InBev Finance Inc., senior note, FRN, 1.076%, 1/27/17	Belgium	45,000	45,014
[h] PepsiCo Inc., senior note, FRN, 1.134%, 10/04/19	United States	260,000	260,314
			305,328
Biotechnology 0.0%†
[h] Amgen Inc., senior note, FRN, 1.296%, 5/22/17	United States	125,000	125,143
Capital Markets 0.0%†
[e] Donnelley Financial Solutions Inc., senior note, 144A, 8.25%, 10/15/24	United States	295,000	300,900
Commercial Services & Supplies 0.4%
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	840,000	798,000
[a]senior bond, 6.00%, 4/01/24	United States	4,073,000	3,696,247
senior bond, 6.625%, 4/15/29	United States	110,000	94,600
senior note, 7.00%, 2/15/22	United States	43,000	41,710
			4,630,557
Communications Equipment 0.4%
Alcatel-Lucent USA Inc., senior bond,
6.50%, 1/15/28	France	150,000	157,500
6.45%, 3/15/29	France	495,000	520,987
[a,e] Avaya Inc., senior note, first lien, 144A, 7.00%, 4/01/19	United States	3,368,000	2,947,000
[h] Cisco Systems Inc., senior note, FRN,
1.214%, 3/03/17	United States	100,000	100,077
1.197%, 9/20/19	United States	510,000	511,559
			4,237,123
Construction & Engineering 0.4%
[e] Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	4,440,000	4,578,750

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Semiannual Report 31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Construction Materials 0.1%
[e] Cemex SAB de CV, senior secured bond, 144A,
7.75%, 4/16/26	Mexico	300,000			$321,000
first lien, 6.125%, 5/05/25	Mexico	365,000			360,438
					681,438
Consumer Finance 0.0%†
[e] Unifin Financiera SAB de CV SOFOM ENR, senior note, 144A,
7.25%, 9/27/23	Mexico	320,000			303,200
Diversified Financial Services 2.1%
Ally Financial Inc.,
senior note, 4.25%, 4/15/21	United States	200,000			197,500
sub. bond, 5.75%, 11/20/25	United States	245,000			242,856
[h] American Honda Finance Corp., senior note, FRN, 1.307%, 9/20/17	United States	180,000			180,584
[e,h] Banco Hipotecario SA, senior note, 144A, FRN, 24.729%, 1/12/20	Argentina	3,890,000	ARS		248,872
[e,h] Bank of Tokyo-Mitsubishi UFJ Ltd., senior note, 144A, FRN,
1.876%, 9/14/18	Japan	335,000			337,316
Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	6,275,000			6,024,000
[e] Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000		COP	240,690
[e,h] Hyundai Capital Services Inc., senior note, 144A, FRN, 1.657%, 3/18/17	South Korea	200,000			200,146
[e] iPayment Inc., secured note, second lien, 144A, 9.50%, 12/15/19	United States	9,898,166			10,182,738
[h] JPMorgan Chase Bank NA, senior note, FRN, 1.453%, 9/23/19	United States	515,000			516,144
[e] Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%, 8/01/21	United States	225,000			213,469
[e] Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	4,310,000			3,404,900
[e] Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	505,000			487,325
[h] Shell International Finance BV, senior note, FRN, 1.202%, 5/10/17	Netherlands	390,000			390,442
					22,866,982
Diversified Telecommunication Services 0.8%
Frontier Communications Corp., senior note,
10.50%, 9/15/22	United States	869,000			898,329
11.00%, 9/15/25	United States	5,457,000			5,491,106
[a] Intelsat Jackson Holdings SA, senior note, 7.25%, 4/01/19	Luxembourg	684,000			540,360
Intelsat Luxembourg SA, senior note,
[a]6.75%, 6/01/18	Luxembourg	1,684,000			1,229,320
7.75%, 6/01/21	Luxembourg	1,392,000			488,940
[h] Verizon Communications Inc., senior note, FRN, 1.234%, 6/09/17	United States	125,000			125,160
					8,773,215
Electric Utilities 0.2%
[h] Duke Energy Corp., senior note, FRN, 1.226%, 4/03/17	United States	100,000			100,118
[h] Duke Energy Progress Inc., secured note, FRN, 1.035%, 3/06/17	United States	50,000			50,031
[e] Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000			848,071
GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	407,000			335,775
[a,e] Terraform Global Operating LLC, senior note, 144A, 13.75%, 8/15/22	United States	1,083,000			1,161,517
					2,495,512
Energy Equipment & Services 0.2%
Noble Holding International Ltd., senior bond,
5.25%, 3/15/42	United Kingdom	190,000			106,400
8.20%, 4/01/45	United Kingdom	270,000			181,237
Petroleos Mexicanos,
[f]senior bond, Reg S, 6.875%, 8/04/26	Mexico	327,000			338,118
senior note, 4.25%, 1/15/25	Mexico	581,000			518,136

32 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Energy Equipment & Services (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000	$25,875
senior bond, 5.25%, 5/01/23	United States	15,000	15,113
senior bond, 4.25%, 11/15/23	United States	350,000	331,625
senior note, 6.75%, 3/15/24	United States	590,000	628,350
Western Refining Logistics LP / WNRL Finance Corp., senior note,
7.50%, 2/15/23	United States	80,000	86,400
			2,231,254
Equity Real Estate Investment Trusts (REITs) 0.0%†
[e] Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.,
senior note, 144A, 6.125%, 12/01/24	United States	120,000	123,900
Food & Staples Retailing 0.1%
[e] BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000	496,875
Food Products 0.2%
[e] Cosan Luxembourg SA, senior bond, 144A, 7.00%, 1/20/27	Brazil	545,000	543,638
[e] JBS USA LLC / JBS USA Finance Inc., senior bond, 144A,
7.25%, 6/01/21	Brazil	10,000	10,375
5.75%, 6/15/25	Brazil	215,000	211,775
[a] WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	1,616,000	1,787,700
			2,553,488
Gas Utilities 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	230,000	225,400
6.875%, 10/15/21	United States	30,000	30,075
[e]144A, 7.50%, 11/01/23	United States	825,000	827,063
			1,082,538
Health Care Equipment & Supplies 0.2%
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	2,258,000	2,160,906
Health Care Providers & Services 0.2%
[h] Aetna Inc., senior note, FRN, 1.491%, 12/08/17	United States	475,000	476,861
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	1,885,000	1,684,719
[e,i] Tenet Healthcare Corp., secured note, second lien, 144A, 7.50%, 1/01/22	United States	65,000	67,072
			2,228,652
Hotels, Restaurants & Leisure 0.9%
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000	137,500
[e] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	6,047,000	6,198,175
[e] Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	1,303,000	1,309,515
[e] Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24	United States	537,000	539,685
[e] Viking Cruises Ltd., 144A,
senior bond, 6.25%, 5/15/25	United States	652,000	591,690
senior note, 8.50%, 10/15/22	United States	1,273,000	1,301,642
			10,078,207
Household Durables 0.0%†
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	515,000	486,675

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Semiannual Report 33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Independent Power & Renewable Electricity Producers 0.1%
[a] GenOn Energy Inc., senior note,
9.50%, 10/15/18	United States	406,000	$285,215
9.875%, 10/15/20	United States	1,786,000	1,205,550
			1,490,765
Insurance 0.1%
[e,h] Metropolitan Life Global Funding I, secured note, 144A, FRN, 1.19%, 9/14/18	United States	520,000	520,373
Machinery 0.9%
[h] Caterpillar Financial Services Corp., senior note, FRN,
1.164%, 3/03/17	United States	110,000	110,052
1.004%, 6/09/17	United States	300,000	300,094
1.62%, 2/23/18	United States	505,000	508,201
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	9,025,000	9,070,125
			9,988,472
Media 3.8%
[e] American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	3,355,845	3,070,598
sub. note, zero cpn., 3/01/22	United States	25,960,513	16,939,235
[e] Cablevision SA, senior note, 144A, 6.50%, 6/15/21	Argentina	150,000	152,625
Clear Channel Worldwide Holdings Inc., senior sub. note, B, 7.625%, 3/15/20	United States	1,095,000	1,084,050
[e] Cox Communications Inc., senior bond, 144A,
4.70%, 12/15/42	United States	120,000	103,609
4.50%, 6/30/43	United States	220,000	183,735
CSC Holdings LLC, senior bond, 7.625%, 7/15/18	United States	245,000	260,313
DISH DBS Corp., senior note,
5.875%, 11/15/24	United States	405,000	412,087
7.75%, 7/01/26	United States	250,000	276,562
[e] Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	3,433,000	3,621,815
The McClatchy Co.,
[a]senior bond, 7.15%, 11/01/27	United States	383,000	326,220
senior bond, 6.875%, 3/15/29	United States	4,471,000	3,688,575
senior secured note, first lien, 9.00%, 12/15/22	United States	1,158,000	1,227,480
[e,j] Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%, 7/15/23	Canada	5,001,000	5,276,055
[e] Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	5,542,000	5,611,275
Time Warner Cable Inc., senior bond, 4.50%, 9/15/42	United States	240,000	212,034
[e] Ziggo Secured Finance BV, secured bond, first lien, 144A, 5.50%, 1/15/27	Netherlands	250,000	240,625
			42,686,893
Metals & Mining 1.4%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	7,555,000	7,762,762
senior bond, 8.375%, 4/01/22	United States	2,281,000	2,403,604
senior note, 7.625%, 10/01/21	United States	5,237,000	5,485,758
			15,652,124
Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp., senior bond, 4.50%, 7/15/44	United States	370,000	327,917
[e] Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	30,000	26,025
5.625%, 6/01/24	Canada	890,000	749,825
[e] Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	150,000	143,250

34 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	115,000	$60,663
5.75%, 2/01/23	United States	415,000	217,875
[h] BP Capital Markets PLC, senior note, FRN, 1.327%, 2/13/18	United Kingdom	105,000	105,165
California Resources Corp.,
[e]secured note, second lien, 144A, 8.00%, 12/15/22	United States	4,920,000	3,985,200
senior note, 5.50%, 9/15/21	United States	9,000	5,850
senior note, 6.00%, 11/15/24	United States	112,000	69,440
[e] Callon Petroleum Co., senior note, 144A, 6.125%, 10/01/24	United States	520,000	535,600
Calumet Specialty Products Partners LP / Calumet Finance Corp., senior note,
6.50%, 4/15/21	United States	1,436,000	1,181,110
Canadian Natural Resources Ltd., senior bond, 3.90%, 2/01/25	Canada	20,000	19,653
Chesapeake Energy Corp.,
[e]secured note, second lien, 144A, 8.00%, 12/15/22	United States	125,000	129,687
senior bond, 6.625%, 8/15/20	United States	1,000	975
senior bond, 6.125%, 2/15/21	United States	3,000	2,768
senior note, 4.875%, 4/15/22	United States	20,000	17,150
[h] Chevron Corp., senior note, FRN, 1.076%, 11/15/17	United States	145,000	145,193
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	78,094
5.50%, 4/01/23	United States	395,000	408,094
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	1,535,000	1,536,919
senior bond, 4.90%, 6/01/44	United States	335,000	286,425
senior note, 4.50%, 4/15/23	United States	35,000	34,213
senior note, 3.80%, 6/01/24	United States	405,000	376,650
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
senior note, 6.125%, 3/01/22	United States	415,000	421,225
Devon Energy Corp., senior bond,
5.85%, 12/15/25	United States	375,000	415,327
5.00%, 6/15/45	United States	427,000	398,592
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	545,000	553,175
Enable Midstream Partners LP, senior bond, 5.00%, 5/15/44	United States	400,000	324,266
Encana Corp., senior bond, 3.90%, 11/15/21	Canada	565,000	560,113
Energy Transfer Equity LP, secured bond, first lien, 7.50%, 10/15/20	United States	200,000	224,500
Energy Transfer Partners LP, senior bond,
5.15%, 3/15/45	United States	230,000	206,751
6.125%, 12/15/45	United States	540,000	545,135
EnLink Midstream Partners LP, senior bond,
4.85%, 7/15/26	United States	210,000	206,622
5.60%, 4/01/44	United States	145,000	131,180
5.05%, 4/01/45	United States	245,000	207,381
[f,h] EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note, FRN, Reg S,
6.487%, 9/24/19	Ecuador	509,685	507,442
[h] Exxon Mobil Corp., senior note, FRN, 0.89%, 3/15/17	United States	110,000	110,033
[e] Halcon Resources Corp., secured note, second lien, 144A, 8.625%, 2/01/20	United States	505,000	520,402
[e] Hilcorp Energy I LP / Hilcorp Finance Co., senior bond, 144A, 5.00%, 12/01/24	United States	590,000	598,850
Kinder Morgan Energy Partners LP, senior bond,
5.625%, 9/01/41	United States	130,000	124,072
5.00%, 8/15/42	United States	300,000	273,424
4.70%, 11/01/42	United States	150,000	130,956
5.00%, 3/01/43	United States	145,000	132,959

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Semiannual Report 35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp., senior bond, 5.20%, 6/01/45	United States	345,000		$304,153
Matador Resources Co., senior note, 6.875%, 4/15/23	United States	497,000		529,305
[e] MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	180,000		159,750
senior bond, 7.00%, 3/31/24	Canada	665,000		583,537
senior note, 6.50%, 3/15/21	Canada	230,000		208,150
MPLX LP,
senior bond, 4.00%, 2/15/25	United States	30,000		28,559
senior note, 4.50%, 7/15/23	United States	55,000		55,081
senior note, 4.875%, 12/01/24	United States	960,000		970,916
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	70,000		72,100
senior note, 6.875%, 3/15/22	United States	725,000		750,375
[e] Parsley Energy LLC / Parsley Finance Corp., senior note, 144A,
7.50%, 2/15/22	United States	45,000		47,869
6.25%, 6/01/24	United States	270,000		280,800
[e] PDC Energy Inc., senior note, 144A, 6.125%, 9/15/24	United States	130,000		133,575
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	372,000		373,860
senior bond, 5.625%, 5/20/43	Brazil	80,000		57,200
senior note, 3.00%, 1/15/19	Brazil	1,521,000		1,484,420
[f]senior note, Reg S, 3.25%, 4/01/19	Brazil	353,000	EUR	375,898
senior note, 4.875%, 3/17/20	Brazil	3,069,000		3,009,768
senior note, 5.375%, 1/27/21	Brazil	745,000		727,120
senior note, 8.375%, 5/23/21	Brazil	1,023,000		1,099,725
senior note, 8.75%, 5/23/26	Brazil	75,000		80,662
[f] Petroleos de Venezuela SA, Reg S,
senior bond, 6.00%, 11/15/26	Venezuela	3,104,000		1,149,101
senior note, 6.00%, 5/16/24	Venezuela	1,459,777		549,387
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	815,000		837,412
Rose Rock Midstream LP / Rose Rock Finance Corp., senior note,
5.625%, 11/15/23	United States	285,000		272,175
RSP Permian Inc., senior note, 6.625%, 10/01/22	United States	1,250,000		1,318,125
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 3/01/25	United States	455,000		476,044
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	85,000		85,850
senior bond, 5.625%, 6/01/25	United States	10,000		9,650
senior bond, 6.75%, 9/15/26	United States	90,000		92,644
senior note, 6.50%, 11/15/21	United States	10,000		10,138
senior note, 6.125%, 11/15/22	United States	220,000		221,650
senior note, 5.00%, 1/15/24	United States	230,000		217,925
[e] Transocean Proteus Ltd., senior note, 144A, 6.25%, 12/01/24	United States	340,000		340,850
[e] Ultrapar International SA, senior bond, 144A, 5.25%, 10/06/26	Brazil	260,000		257,075
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		145,544
5.00%, 3/15/19	United States	25,000		24,813
5.75%, 3/15/21	United States	790,000		782,100
Williams Partners LP, senior bond,
3.90%, 1/15/25	United States	355,000		341,502

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, senior bond,
4.00%, 9/15/25	United States	125,000		$120,641
6.30%, 4/15/40	United States	535,000		541,819
5.10%, 9/15/45	United States	615,000		558,424
[e,h] YPF SA, senior note, 144A, FRN, 26.333%, 7/07/20	Argentina	245,000		281,750
				37,003,588
Paper & Forest Products 0.8%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	10,628,000		8,289,840
Pharmaceuticals 0.2%
[h] Merck & Co. Inc., senior note, FRN, 1.007%, 2/10/17	United States	165,000		165,020
[e] Valeant Pharmaceuticals International Inc., 144A,
[a]senior bond, 6.125%, 4/15/25	United States	983,000		729,878
senior note, 5.875%, 5/15/23	United States	1,620,000		1,205,887
				2,100,785
Professional Services 0.2%
[a,e] Altegrity Inc., senior note, first lien, 144A, 9.50%, 7/01/19	United States	2,073,000		2,130,008
Real Estate Management & Development 0.0%†
[e] Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		181,115
Software 0.1%
[e] Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	1,110,000		1,157,175
[h] Oracle Corp., senior note, FRN, 1.068%, 7/07/17	United States	135,000		135,186
				1,292,361
Specialty Retail 0.3%
[a] CST Brands Inc., senior note, 5.00%, 5/01/23	United States	1,915,000		1,991,600
[a,e] Guitar Center Inc., senior secured note, first lien, 144A, 6.50%, 4/15/19	United States	1,069,000		948,738
[h] Lowe’s Cos. Inc., senior note, FRN, 1.456%, 9/14/18	United States	255,000		257,227
				3,197,565
Technology Hardware, Storage & Peripherals 0.1%
[e] Diamond 1 Finance Corp. / Diamond 2 Finance Corp., senior secured bond, first
lien, 144A, 6.02%, 6/15/26	United States	1,170,000		1,227,273
Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA Inc., senior bond, 4.50%, 7/17/25	United States	475,000		466,241
Wireless Telecommunication Services 0.1%
[f] GTH Finance BV, senior note, Reg S, 6.25%, 4/26/20	Netherlands	511,000		531,721
Total Corporate Bonds and Notes (Cost $182,004,689)				202,698,625
Corporate Bonds and Notes in Reorganization 0.2%
Diversified Telecommunication Services 0.0%†
[e,g] Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	16,410
Energy Equipment & Services 0.1%
[a,e,g] Paragon Offshore PLC, 144A,
senior bond, 7.25%, 8/15/24	United States	387,000		75,465
senior note, 6.75%, 7/15/22	United States	3,081,000		600,795
				676,260

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Semiannual Report 37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes in Reorganization (continued)
Oil, Gas & Consumable Fuels 0.1%
[g] Linn Energy LLC / Linn Energy Finance Corp.,
senior bond, 8.625%, 4/15/20	United States	3,062,000	$1,018,115
[a]senior bond, 7.75%, 2/01/21	United States	1,501,000	500,959
senior note, 6.50%, 5/15/19	United States	257,000	82,883
[g] Peabody Energy Corp., senior note, 6.00%, 11/15/18	United States	236,000	151,040
			1,752,997
Total Corporate Bonds and Notes in Reorganization
(Cost $1,952,334)			2,445,667
[h,k] Senior Floating Rate Interests 0.5%
Aerospace & Defense 0.0%†
[s] TransDigm Inc., Term Loan F, 3.75%, 6/09/23	United States	170,000	170,468
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	178,437	177,483
Building Products 0.0%†
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	27,461	27,624
Capital Markets 0.0%†
Donnelley Financial Solutions Inc., Term Loan B, 5.00%, 9/29/23	United States	115,000	116,150
Thomson Reuters, Term Loan B, 4.75%, 10/03/23	Canada	131,300	131,874
			248,024
Commercial Services & Supplies 0.0%†
GFL Environmental, Term Loan B, 3.75%, 9/29/23	Canada	70,000	69,956
Communications Equipment 0.0%†
Presidio Holdings, Term Loan B, 5.25%, 2/02/22	United States	187,150	187,715
Construction & Engineering 0.0%†
Engility Corp., Term Loan B2, 7.25%, 8/14/23	United States	104,477	105,832
Construction Materials 0.0%†
Headwaters Inc., Term Loan B, 4.00%, 3/24/22	United States	189,520	190,468
Diversified Financial Services 0.0%†
Harbor Frieght Tools USA Inc., Term Loan B, 4.137%, 8/18/23	United States	118,871	119,943
Serta Simmons Holdings LLC, Term Loan, second lien, 9.00%, 10/21/24	United States	199,727	200,393
			320,336
Diversified Telecommunication Services 0.0%†
Integra Telecom, Term Loan, 5.25%, 8/14/20	United States	222,120	222,009
Electric Utilities 0.0%†
Power Buyer LLC, Delayed Draw, Term Loan, 4.25%, 5/06/20	United States	66,274	66,191
Health Care Providers & Services 0.1%
Inventiv Health Inc., Term Loan, 4.75%, 11/09/23	United States	485,000	484,280
Universal Services, Delayed Draw, Term Loan B, 4.75%, 7/28/22	United States	119,100	119,398
			603,678
Hotels, Restaurants & Leisure 0.0%†
Boyd Gaming Corp., Term Loan B, 3.61%, 9/15/23	United States	65,223	65,712
Insurance 0.1%
Asurion LLC, Term Loan, 10.00%, 8/31/21	United States	525,000	529,594

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
[h,k] Senior Floating Rate Interests (continued)
Insurance (continued)
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,325		$43,937
				573,531
Internet Software & Services 0.1%
Rackspace Hosting Inc., Term Loan B, 5.00%, 11/03/23	United States	85,000		85,751
Uber Technologies Inc., Term Loan, 5.00%, 7/13/23	United States	260,000		261,393
				347,144
IT Services 0.0%†
Aptean Inc., Term Loan, first lien, 5.25%, 2/26/20	United States	48,750		48,781
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,577		13,367
Media 0.0%†
Cablevision SA, Term Loan B, 3.876%, 10/11/24	Argentina	35,000		35,131
CBS Radio Inc., Term Loan B, 4.50%, 10/17/23	United States	95,755		96,443
Cequel/SuddenLink, Term Loan, 3.882%, 1/15/25	United States	24,299		24,421
Ziggo BV,
Term Loan B-1, 3.50%, 1/15/22	Netherlands	145,145		145,236
Term Loan B-2, 3.50%, 1/15/22	Netherlands	27,875		27,892
Term Loan B-3, 3.701%, 1/15/22	Netherlands	8,180		8,185
				337,308
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp., Term Loan L, 11.375%, 12/31/21	United States	635,000		676,275
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21	United States	468,445		498,191
Energy Transfer Equity LP, Term Loan 2013, 3.387%, 12/02/19	United States	33,128		33,011
Energy Transfer Partners LP, Term Loan C, 4.137%, 12/02/19	United States	39,998		40,109
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	9,079		8,863
Southcross Energy Partners LP, senior secured, Term Loan B, first lien
guaranteed, 5.25%, 8/04/21	United States	29,472		23,087
				1,279,536
Retailing 0.0%†
Talbots Inc., Initial Term Loan, first lien, 5.50%, 3/19/20	United States	66,882		65,572
Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B, 3.75%, 8/16/22	United States	75,000		75,045
NXP BV, Term Loan F, 3.405%, 12/07/20	Netherlands	25,000		25,113
				100,158
Specialty Retail 0.0%†
PetSmart Inc., Term Loan B, 4.00%, 3/11/22	United States	244,380		245,366
Technology Hardware, Storage & Peripherals 0.1%
Western Digital Co., Term Loan B, 4.50%, 4/29/23	United States	335,982		340,332
Trading Companies & Distributors 0.0%†
HD Supply Inc., Term Loan B, 3.63%, 10/17/23	United States	145,000		145,793
Total Senior Floating Rate Interests (Cost $5,843,513)				5,952,384
Foreign Government and Agency Securities 2.2%
Argentine Bonos del Tesoro,
senior note, 16.00%, 10/17/23	Argentina	23,373,724	ARS	1,423,383
senior note, 15.50%, 10/17/26	Argentina	5,727,486	ARS	349,690

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Semiannual Report 39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Argentina,
[f]Reg S, 5.00%, 1/15/27	Argentina	811,000	EUR	$753,170
7.82%, 12/31/33	Argentina	1,801,320	EUR	1,887,173
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	2,313,071	EUR	1,383,263
senior note, 8.75%, 6/02/17	Argentina	2,083,173		2,160,250
[f]senior note, Reg S, 3.875%, 1/15/22	Argentina	470,000	EUR	469,920
Government of Brazil, senior note, 10.00%, 1/01/17	Brazil	3,300,000	BRL	972,630
[f] Government of Cyprus, senior note, Reg S, 3.875%, 5/06/22	Cyprus	423,000	EUR	464,819
Government of Hellenic Republic,
[f]senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30%
thereafter, 2/24/42	Greece	2,430,460	EUR	1,867,948
[e]senior note, 144A, 4.75%, 4/17/19	Greece	385,000	EUR	392,807
[f] Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	814,000		649,165
[f] Government of Pakistan, senior note, Reg S, 6.75%, 12/03/19	Pakistan	648,000		681,056
[f] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		945,576
Government of Poland, 4.75%, 4/25/17	Poland	3,900,000	PLN	940,040
Government of Russia,
6.40%, 5/27/20	Russia	107,072,000	RUB	1,564,545
[f]Reg S, 4.75%, 5/27/26	Russia	2,000,000		2,041,120
[f] Government of Ukraine, senior note, Reg S, 7.75%, 9/01/19	Ukraine	1,030,000		999,898
Letras del Banco Central de la Republica Argentina, Strip, 1/11/17 - 1/25/17	Argentina	37,094,511 [l]	ARS	2,264,421
Mexican Bonos, senior bond, Series M, 5.75%, 3/05/26	Mexico	100,000	MXN	436,365
Mexico Cetes, senior note, zero cpn., 1/05/17	Mexico	1,985,000	MXN	959,323
Mexico City Airport Trust, senior bond, 5.50%, 10/31/46	Mexico	600,000		528,180
[e] Provincia de Buenos Aires/Argentina, senior note, 144A, 5.75%, 6/15/19	Argentina	250,000		250,313
Total Foreign Government and Agency Securities
(Cost $23,616,049)				24,385,055
Asset-Backed Securities and Commercial Mortgage-
Backed Securities 2.3%
Airlines 0.1%
[e] Air Canada 2015-2 Class B Pass Through Trust, third lien note, 144A,
5.00%, 6/15/25	Canada	505,000		506,894
Latam Airlines 2015-1 Pass Through Trust B, secured note, 4.50%, 8/15/25	Chile	750,345		735,338
				1,242,232
Banks 0.0%†
Capital One Multi-Asset Execution Trust,
2014-A2, 1.26%, 1/15/20	United States	40,000		40,026
2014-A5, 1.48%, 7/15/20	United States	90,000		90,240
[h] Wells Fargo Mortgage Backed Securities 2003-M Trust, A1, FRN,
2.992%, 12/25/33	United States	30,649		30,761
[h] Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN,
3.176%, 8/25/34	United States	12,183		12,384
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18,
6.00%, 1/25/36	United States	6,232		6,181
[h] Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN,
2.987%, 6/25/35	United States	19,217		19,849
				199,441
Commercial Services & Supplies 0.0%†
[e] Shenton Aircraft Investment I Ltd., 2015-A, 144A, 4.75%, 10/15/42	Cayman Islands	320,503		316,230

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Consumer Finance 0.1%
American Express Credit Account Master Trust,
[h]2012-A, FRN, 0.808%, 1/15/20	United States	100,000	$100,091
[h]2012-4A, FRN, 0.778%, 5/15/20	United States	355,000	355,429
2014-A, 1.26%, 1/15/20	United States	100,000	100,105
2014-A, 1.49%, 4/15/20	United States	100,000	100,275
[h]2014-A, FRN, 0.828%, 5/15/20	United States	100,000	100,143
[h] Bank of America Credit Card Trust, FRN,
A, 0.808%, 9/16/19	United States	120,000	120,086
A, 0.918%, 6/15/21	United States	100,000	100,310
A, 0.928%, 10/15/21	United States	85,000	85,312
A3, 0.828%, 1/15/20	United States	100,000	100,119
			1,161,870
Diversified Financial Services 1.9%
[e] AIM Aviation Finance Ltd., 2015-B1, 144A, 5.072%, 2/15/40	Cayman Islands	328,125	315,820
[e] Ajax Mortgage Loan 2016-B Trust, A, 144A, 4.00%, 9/25/65	United States	169,052	169,125
[e] Ajax Mortgage Loan 2016-C Trust, Series 2016-A, 144A, 4.00%, 10/25/57, C	United States	154,367	155,015
[h] Alliance Bancorp 2007-OA1 Trust, A1, FRN, 0.832%, 7/25/37	United States	342,646	249,372
Ally Auto Receivables 2016-3 Trust, A3, 1.44%, 8/17/20	United States	180,000	180,262
[h] American Express Issuance Trust II, 2013-A, FRN, 0.968%, 8/15/19	United States	240,000	241,048
[h] American Home Mortgage Investment 2005-2 Trust, 1A1, FRN,
0.834%, 9/25/45	United States	96,013	79,819
[h] American Home Mortgage Investment 2006-1 Trust, 11A1, FRN,
0.814%, 3/25/46	United States	337,558	279,566
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	10,871	11,123
Banc of America Alternative Loan 2004-6 Trust, 2A1, 6.00%, 7/25/34	United States	267,942	282,610
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	11,894	12,141
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	21,175	19,482
[h] Banc of America Funding 2004-B Trust, 1A2, FRN, 2.981%, 12/20/34	United States	63,418	59,043
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	17,586	18,301
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	196,354	195,155
[h] Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.961%, 2/25/35	United States	12,062	12,050
[e] Bayview Opportunity Master Fund 2016-LT1 Trust, Series 2016-A1, 144A,
3.475%, 10/28/31	United States	166,941	166,947
[e] Bayview Opportunity Master Fund IIA 2016-RPL3 Trust, A1, 144A,
3.475%, 7/28/31	United States	81,398	81,299
[e] Bayview Opportunity Master Fund IIIA 2016-RN3 Trust, Series 2016-A1, 144A,
3.598%, 9/29/31	United States	95,239	95,222
BCAP LLC 2007-AA2 Trust, 22A1, 6.00%, 3/25/22	United States	217,429	215,554
[h] Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 3.321%, 9/25/34	United States	80,168	74,050
[h] Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 3.577%, 2/25/36	United States	24,113	20,519
[e] Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1, A, 144A,
4.213%, 12/16/41	United States	255,000	256,680
[e,h] BLCP Hotel 2014-CLRN Trust, E, 144A, FRN, 4.208%, 8/15/29	United States	100,000	99,295
BMW Vehicle Owner Trust, 2014-A3, 0.97%, 11/26/18	United States	35,302	35,292
BXHT 2015-DRMZ Mortgage Trust, 8.738%, 7/15/29	United States	239,031	232,286
[e] CAM Mortgage 2016-1 Trust, 144A,
A, 4.00%, 1/15/56	United States	67,535	67,376
[h] M, FRN, 5.00%, 1/15/56	United States	150,000	145,003

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Semiannual Report 41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e] CAM Mortgage LLC, 144A,
[h] 2015-1, M, FRN, 4.75%, 7/15/64	United States	100,000		$99,081
2015-A, 3.50%, 7/15/64	United States	13,497		13,531
[e,h] CCRESG Commercial Mortgage 2016-HEAT Trust, D, 144A, FRN,
5.671%, 4/10/29	United States	100,000		98,824
Chase Issuance Trust,
[h] 2007-A12, FRN, 0.588%, 8/15/19	United States	330,000		329,741
2014-A6, 1.26%, 7/15/19	United States	100,000		100,115
[h] 2015-A1, FRN, 0.858%, 2/18/20	United States	110,000		110,230
2015-A2, 1.59%, 2/18/20	United States	135,000		135,512
2015-A7, 1.62%, 7/15/20	United States	300,000		301,231
2016-A, 1.37%, 6/15/21	United States	260,000		258,137
2016-A5, 1.27%, 7/15/21	United States	250,000		247,593
[h] A5, FRN, 0.908%, 4/15/21	United States	120,000		120,561
[e] CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	79,000		75,914
[e] Colony American Homes, 144A,
[h] 2014-2, FRN, 3.77%, 7/17/31	United States	100,000		101,200
2015-1, D, 5.649%, 10/15/47	United States	115,000		113,214
[e,h] COMM 2016-SAVA Mortgage Trust, Series 2016-C, 144A, FRN,
3.539%, 10/15/34	United States	155,000		155,603
Countrywide Alternative Loan Trust,
2003-1A1, 5.75%, 12/25/33	United States	70,234		72,167
2003-2A1, 5.75%, 10/25/33	United States	22,173		22,942
2003-A7, 5.50%, 7/25/33	United States	23,603		23,427
2004-1A1, 5.50%, 4/25/34	United States	52,399		53,398
2004-5A1, 5.75%, 1/25/35	United States	9,310		9,395
2004-J10, 6.00%, 9/25/34	United States	128,212		132,642
2005-2A1, 5.50%, 2/25/25	United States	10,277		10,511
[h] 2005-2A1, FRN, 0.802%, 5/25/35	United States	53,947		45,107
[h] Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1, FRN,
3.223%, 8/25/34	United States	14,948		12,956
[h] Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust, 2A1, FRN,
3.056%, 9/20/34	United States	126,249		121,989
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35	United States	16,266		14,718
[e] CPS Auto Receivables 2014-B Trust, D, 144A, 4.62%, 5/15/20	United States	110,000		109,329
[e] CPS Auto Receivables 2016-B Trust, E, 144A, 8.14%, 5/15/23	United States	500,000		522,465
[e,h] Credit Suisse Mortgage Capital Certificates, 2015-A, 144A, FRN,
1.788%, 3/15/17	United States	110,000		110,111
[h] Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	11,819		11,265
[h] Deutsche Mortgage Securities Inc. Mortgage Loan 2004-7 Trust, AR1, FRN,
0.942%, 6/25/34	United States	101,498		92,982
[h] DSLA Mortgage Loan 2005-AR5 Trust, 2A1A, FRN, 0.892%, 9/19/45	United States	64,860		48,724
[e] DT Auto Owner 2014-3 Trust, D, 144A, 4.47%, 11/15/21	United States	50,000		51,104
[e] DT Auto Owner 2016-1 Trust, D, 144A, 4.66%, 12/15/22	United States	180,000		183,338
[e] DT Auto Owner 2016-2 Trust, D, 144A, 5.43%, 11/15/22	United States	240,000		248,945
[f,h] Dukinfield 2 PLC, FRN, Reg S, 1.612%, 12/20/52	United Kingdom	245,000	GBP	307,457
[f,h] Eurosail-UK 2007-2np PLC, Series 2007-A3C, FRN, Reg S, 0.529%, 3/13/45	United Kingdom	73,464	GBP	88,957
[e] First Investors Auto Owner 2016-1 Trust, D, 144A, 4.70%, 4/18/22	United States	110,000		113,579

42 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust,
[e] 2014-A, 144A, 2.31%, 4/15/26	United States	100,000		$101,197
2014-A3, 0.90%, 10/15/18	United States	42,926		42,908
2014-A3, 1.06%, 5/15/19	United States	36,698		36,692
2015-A3, 1.28%, 9/15/19	United States	79,172		79,236
2015-B, A3, 1.16%, 11/15/19	United States	170,000		169,993
[h] Freddie Mac Structured Agency Credit Risk Debt Notes, FRN,
2013-M2, 4.842%, 11/25/23	United States	250,000		263,837
2015-M2, 2.442%, 10/25/27	United States	250,000		252,937
2015-M3, 3.892%, 10/25/27	United States	250,000		258,418
[h] GMACM Mortgage Loan 2005-AR4 Trust, 3A1, FRN, 3.557%, 7/19/35	United States	202,543		183,877
[e,h] GP Portfolio 2014-GGP Trust, A, 144A, FRN, 1.488%, 2/15/27	United States	72,789		72,921
GSR Mortgage Loan 2005-4F Trust, 6A1, 6.50%, 2/25/35	United States	30,966		31,137
[h] GSR Mortgage Loan 2005-AR6 Trust, 4A5, FRN, 3.076%, 9/25/35	United States	178,597		179,171
[h] Harborview Mortgage Loan 2003-2 Trust, 1A, FRN, 1.302%, 10/19/33	United States	127,626		120,091
[h] Harborview Mortgage Loan 2004-11 Trust, 2A2A, FRN, 1.202%, 1/19/35	United States	160,749		137,303
[h] Harborview Mortgage Loan 2004-2 Trust, 1A1, FRN, 1.082%, 6/19/34	United States	165,504		151,095
[h] Harborview Mortgage Loan 2006-7 Trust, 2A1A, FRN, 0.762%, 9/19/46	United States	44,383		32,289
Honda Auto Receivables 2014-2 Owner Trust, A3, 0.77%, 3/19/18	United States	28,323		28,295
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	19,869		19,859
A4, 1.31%, 10/15/20	United States	30,000		30,033
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	31,463		31,447
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	48,162		48,137
Honda Auto Receivables 2015-3 Owner Trust, A3, 1.27%, 4/18/19	United States	135,000		135,098
Honda Auto Receivables 2016-2 Owner Trust, A3, 1.39%, 4/15/20	United States	180,000		179,987
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	22,448		22,439
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	42,566		42,550
Hyundai Auto Receivables 2015-B Owner Trust, A3, 1.12%, 11/15/19	United States	230,000		229,810
[h] IndyMac Index Mortgage Loan 2004-AR12 Trust, A1, FRN, 1.372%, 12/25/34	United States	110,435		93,191
[h] IndyMac Index Mortgage Loan 2006-AR2 Trust, 2A1, FRN, 0.802%, 2/25/46	United States	366,889		290,663
[h] IndyMac Mortgage Loan 2005-AR11 Trust, A3, FRN, 2.956%, 8/25/35	United States	88,804		73,804
[h] JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.832%, 3/25/36	United States	257,741		214,494
[h] JP Morgan Chase Commercial Mortgage Securities 2007-LDP10 Trust, AM, FRN,
5.464%, 1/15/49	United States	80,000		78,694
[e,h] JP Morgan Chase Commercial Mortgage Securities 2015-SGP Trust, D, 144A,
FRN, 5.038%, 7/15/36	United States	180,000		181,570
[h] JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 2.77%, 11/25/33	United States	15,293		14,615
JP Morgan Mortgage 2004-S1 Trust, 2A1, 6.00%, 9/25/34	United States	173,779		176,127
[h] JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 3.147%, 2/25/35	United States	25,038		24,715
[h] JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 3.048%, 6/25/35	United States	12,632		12,709
[h] JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 3.091%, 2/25/36	United States	47,678		42,391
[h] JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 3.136%, 1/25/37	United States	37,805		34,023
[h] JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 3.184%, 7/25/35	United States	8,957		8,972
[h] Lehman XS Trust Series 2006-2N, Series 2006-1A1, FRN, 0.852%, 2/25/46	United States	74,314		55,375
[f,h] Ludgate Funding PLC, FRN, Reg S,
2007-A2B, 1/01/61, 0.00%	United Kingdom	38,491	EUR	38,229
2008-A1, 0.983%, 1/01/61	United Kingdom	187,215	GBP	222,587
[h] MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.855%, 7/25/34	United States	49,200		47,773
MASTR Alternative Loan 2004-2 Trust, 8A4, 5.50%, 3/25/34	United States	245,000		250,548

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Semiannual Report 43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
MASTR Alternative Loan 2004-8 Trust, 2A1, 6.00%, 9/25/34	United States	93,520		$99,883
[h] Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 2.986%, 2/25/36	United States	130,560		121,130
2006-2A, 2.689%, 5/25/36	United States	12,946		12,558
[e,h] Morgan Stanley Capital I 2011-C2 Trust, E, 144A, FRN, 5.655%, 6/15/44	United States	150,000		153,620
[e] Motel 6 2015-M6MZ Trust, M, 144A, 8.23%, 2/05/20	United States	994,613		1,002,381
National City Mortgage Capital 2008-1 Trust, 2A1, 6.00%, 3/25/38	United States	57,740		60,258
[h] New York Mortgage 2006-1 Trust, 2A2, FRN, 3.045%, 5/25/36	United States	33,096		30,030
[f,h] Newgate Fund PLC, 2007-A2B, FRN, Reg S, 0.298%, 12/15/50	United Kingdom	83,256	EUR	84,847
Nissan Auto Lease 2014-B Trust, A3, 1.12%, 9/15/17	United States	21,353		21,353
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	5,005		4,994
Nissan Auto Receivables 2016-C Owner Trust, A3, 1.18%, 1/15/21	United States	85,000		84,547
[e] Oak Hill Advisors Residential Loan Trust, 2015-NPL2, A1, 144A,
3.721%, 7/25/55	United States	149,311		150,067
[e] OneMain Financial Issuance 2014-A Trust, 144A, 3.19%, 3/18/26	United States	150,000		151,355
[e] OneMain Financial Issuance 2015-3 Trust, B, 144A, 4.16%, 11/20/28	United States	155,000		150,080
[e] OneMain Financial Issuance 2015-D Trust, 144A, 5.64%, 7/18/25	United States	285,000		282,877
[e] OneMain Financial Issuance 2016-2 Trust, B, 144A, 5.94%, 3/20/28	United States	235,000		248,774
[e] Prestige Auto Receivables 2016-1 Trust, E, 144A, 7.69%, 3/15/23	United States	200,000		210,026
[h] RALI 2006-QO4 Trust, 2A1, FRN, 0.782%, 4/25/46	United States	98,895		80,382
[h] RALI 2006-QO7 Trust, 3A2, FRN, 0.797%, 9/25/46	United States	47,011		35,034
[h] RALI 2007-QO4 Trust, A1A, FRN, 0.782%, 5/25/47	United States	80,008		67,208
[e,h] RCO Depositor II LLC 2015-2A Trust, FRN, 144A,
A, 4.50%, 11/25/45	United States	106,591		106,743
M, 5.00%, 11/25/45	United States	213,000		204,767
[h] RFMSI 2005-SA1 Trust, FRN, 3.947%, 3/25/35	United States	140,807		114,428
[f,h] RMAC Securities PLC, FRN, Reg S,
2005-A2C, 0.056%, 6/12/43	United Kingdom	22,758	EUR	22,857
2006-A2C, zero cpn., 6/12/44	United Kingdom	53,961	EUR	53,835
[e,h] SCG Trust 2013-SRP1, FRN, 144A,
A, 1.938%, 11/15/26	United States	100,000		99,722
B, 3.038%, 11/15/26	United States	100,000		96,827
C, 3.788%, 11/15/26	United States	100,000		97,356
D, 3.882%, 11/15/26	United States	245,000		235,000
[e] Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%, 10/20/30	United States	42,236		42,260
[e] Sofi Professional Loan Program 2016-A LLC, B, 144A, 3.57%, 1/26/38	United States	230,000		231,353
[h] Structured Adjustable Rate Mortgage Loan Trust, FRN,
1A, 2.993%, 6/25/34	United States	18,829		18,644
7A3, 3.165%, 9/25/34	United States	37,995		37,872
2005-A1, 0.902%, 7/25/35	United States	349,469		258,955
Structured Asset Securities Corp. 2005-1 Trust, 7A7, 5.50%, 2/25/35	United States	19,259		19,584
[e] TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	70,000		68,058
[f,h] Towd Point Mortgage Funding 2016-Granite1 PLC, 2016-B, FRN, Reg S,
1.802%, 7/20/46	United Kingdom	100,000	GBP	125,486
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	20,459		20,451
Toyota Auto Receivables 2015-B Owner Trust, A3, 1.27%, 5/15/19	United States	255,000		255,177
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19	United States	135,000		135,201
Toyota Auto Receivables 2016-C Owner Trust, A3, 1.14%, 8/17/20	United States	70,000		69,663
[h] Toyota Auto Receivables 2016-D Owner Trust, A2B, FRN, 0.668%, 5/15/19	United States	165,000		165,034
[e] US Residential Opportunity Fund III 2016-1 Trust, A, 144A, 3.475%, 7/27/36	United States	96,202		96,256

44 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
USAA Auto Owner 2015-1 Trust, A3, 1.20%, 6/17/19	United States	150,000	$150,132
USAA Auto Owner 2016-1 Trust, A3, 1.20%, 6/15/20	United States	120,000	119,699
[e] VOLT LLC, 2015-NPL2 A1, 144A, 3.375%, 2/25/55	United States	93,899	94,376
[e] VOLT XL LLC, 2015-A2, 144A, 4.875%, 11/27/45	United States	140,000	134,816
[e] VOLT XLVIII LLC, 2016-A1, 144A, 3.50%, 7/25/46	United States	95,473	95,487
[e] VOLT XXVI LLC, 2014-A1, 144A, 3.125%, 9/25/43	United States	250,550	250,682
[e] VOLT XXXIII LLC, 2015-A1, 144A, 3.50%, 3/25/55	United States	109,515	110,133
[e] VOLT XXXV, 2016-A1, 144A, 3.50%, 9/25/46	United States	97,673	97,838
[h] WaMu Mortgage Pass-Through Certificates, 2007-HY5 Trust, 2A3, FRN,
2.354%, 5/25/37	United States	147,497	123,470
[e,h] Wedgewood Real Estate 2016-1 Trust, A2, 144A, FRN, 5.00%, 7/15/46	United States	100,000	99,862
[h] Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN,
3.238%, 3/25/35	United States	52,678	51,000
[e,h] WF-RBS Commercial Mortgage 2012-C6 Trust, D, 144A, FRN, 5.776%, 4/15/45	United States	150,000	151,006
[h] World Financial Network Credit Card Master Trust, 2015-A, FRN, 1.018%, 2/15/22	United States	120,000	120,277
			20,404,398
Equity Real Estate Investment Trusts (REITs) 0.1%
[e] American Homes 4 Rent, 144A,
[h] 2014-E, FRN, 3.05%, 6/17/31	United States	100,000	99,474
2014-E, 6.231%, 10/17/36	United States	250,000	266,629
2014-E, 6.418%, 12/17/36	United States	100,000	107,915
2015-E, 5.639%, 4/17/52	United States	210,000	215,227
			689,245
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[h] Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.972%, 5/25/35	United States	22,426	21,036
[e,h] Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 3.189%, 9/25/34	United States	107,113	101,354
[e,h] Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.734%, 6/25/47	United States	86,133	75,243
[h] Citigroup Mortgage Loan Trust Inc., FRN,
[e] 2A1, 144A, 0.674%, 8/25/36	United States	76,288	69,521
2A3, 2.999%, 8/25/35	United States	109,685	95,198
			362,352
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[h] 2013-A2, FRN, 0.872%, 5/26/20	United States	125,000	125,258
[h] 2013-A7, FRN, 0.967%, 9/10/20	United States	200,000	200,816
2014-A2, 1.02%, 2/22/19	United States	100,000	100,022
2014-A4, 1.23%, 4/24/19	United States	100,000	100,072
2014-A8, 1.73%, 4/09/20	United States	100,000	100,574
Credit Suisse First Boston Mortgage Securities Corp.,
[h] 2003-4A1, FRN, 3.253%, 12/25/33	United States	6,296	6,218
2003-4A4, 5.75%, 11/25/33	United States	28,014	29,457
[h] 2003-7A1, FRN, 3.136%, 11/25/33	United States	9,258	8,972
[h] 2004-3A1, FRN, 3.085%, 5/25/34	United States	23,200	21,942
2005-2A1, 5.25%, 11/25/20	United States	53,537	52,719
[h] GS Mortgage Securities 2007-GG10 Trust, AM, FRN, 5.988%, 8/10/45	United States	510,000	494,570
			1,240,620
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $25,335,462)			25,616,388

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Semiannual Report 45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value

Options Purchased 0.2%
Calls – Exchange-Traded
Building Products 0.0%†
Johnson Controls International PLC, January Strike Price $46.00,
Expires 1/20/17	United States	623	$311,500
Capital Markets 0.0%†
Deutsche Bank AG, January Strike Price $13.00, Expires 1/20/17	Germany	133	39,900
Construction Materials 0.0%†
Cemex SAB de CV, ADR, January Strike Price $9.00, Expires 1/20/17	Mexico	332	4,316
Diversified Telecommunication Services 0.0%†
Frontier Communications Corp., February Strike Price $3.50, Expires 2/17/17	United States	380	11,400
Frontier Communications Corp., May Strike Price $4.50, Expires 5/19/17	United States	251	2,510
			13,910
Household Durables 0.0%†
CalAtlantic Group Inc., March Strike Price $35.00, Expires 3/17/17	United States	23	3,680
Internet & Direct Marketing Retail 0.0%†
Netflix Inc., December Strike Price $130.00, Expires 12/16/16	United States	145	3,335
Machinery 0.0%†
Trinity Industries Inc., January Strike Price $35.00, Expires 1/20/17	United States	64	320
Media 0.1%
Charter Communications Inc., January Strike Price $300.00, Expires 1/20/17	United States	1	430
Charter Communications Inc., March Strike Price $275.00, Expires 3/17/17	United States	234	451,620
Charter Communications Inc., January Strike Price $300.00, Expires 1/19/18	United States	54	148,500
DISH Network Corp., January Strike Price $62.50, Expires 1/20/17	United States	95	11,875
Vivendi SA, September Strike Price 22.00 EUR, Expires 9/15/17	France	189	4,206
			616,631
Metals & Mining 0.0%†
AK Steel Holding Corp., December Strike Price $6.00, Expires 12/16/16	United States	223	76,043
Freeport-McMoRan Inc., January Strike Price $12.00, Expires 1/20/17	United States	73	25,550
Freeport-McMoRan Inc., January Strike Price $13.00, Expires 1/20/17	United States	439	117,652
Freeport-McMoRan Inc., January Strike Price $14.00, Expires 1/20/17	United States	240	46,080
Teck Resources Ltd., January Strike Price $23.00, Expires 1/20/17	Canada	64	23,360
Teck Resources Ltd., February Strike Price $26.00, Expires 2/17/17	Canada	49	12,397
			301,082
Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., December Strike Price $6.50, Expires 12/02/16	United States	64	3,456
Green Plains Inc., January Strike Price $27.00, Expires 1/20/17	United States	100	14,600
The Williams Cos Inc., January Strike Price $32.00, Expires 1/20/17	United States	294	29,400
			47,456
Pharmaceuticals 0.0%†
Allergan PLC, January Strike Price $225.00, Expires 1/20/17	United States	49	5,757
Allergan PLC, May Strike Price $220.00, Expires 5/19/17	United States	14	10,430
Allergan PLC, May Strike Price $250.00, Expires 5/19/17	United States	40	9,600
			25,787
Semiconductors & Semiconductor Equipment 0.0%†
Cypress Semiconductor Corp., December Strike Price $13.00, Expires 12/16/16	United States	48	240
Cypress Semiconductor Corp., January Strike Price $12.00, Expires 1/20/17	United States	162	7,290
			7,530

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Textiles, Apparel & Luxury Goods 0.0%†
Cie Financiere Richemont SA, March Strike Price 64.00
CHF, Expires 3/17/17	Switzerland		118	$58,263
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR, January Strike Price $40.00,
Expires 1/20/17	United Kingdom		79	79
Vodafone Group PLC, ADR, January Strike Price $40.00,
Expires 1/19/18	United Kingdom		36	180
				259

			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options 0.0%†
USD/TWD, January Strike Price $31.78, Expires 1/17/17	Taiwan	MSCO	3,465,000	46,966

			Number of
			Contracts
Puts – Exchange-Traded
Diversified Financial Services 0.1%
CAC 40 Index, January Strike Price 4,250.00 EUR,
Expires 1/20/17	France		40	16,394
Deutsche Boerse AG German Stock Index DAX, December
Strike Price 10,000.00 EUR, Expires 12/16/16	Germany		54	8,299
EURO STOXX 50 Price EUR, December Strike Price
2,850.00 EUR, Expires 12/16/16	Germany		135	12,162
EURO STOXX Utilities Price EUR, December Strike Price
225.00 EUR, Expires 12/16/16	Germany		148	22,744
S&P 500 E-Mini Index, December Strike Price $2,100.00,
Expires 12/16/16	United States		8	1,440
S&P 500 E-Mini Index, December Strike Price $2,120.00,
Expires 12/16/16	United States		8	1,960
S&P 500 Index, December Strike Price $2,000.00,
Expires 12/02/16	United States		118	590
S&P 500 Index, December Strike Price $2,050.00,
Expires 12/16/16	United States		504	93,240
S&P 500 Index, December Strike Price $2,075.00,
Expires 12/16/16	United States		162	37,908
S&P 500 Index, December Strike Price $2,080.00,
Expires 12/16/16	United States		7	1,785
S&P 500 Index, December Strike Price $2,100.00,
Expires 12/16/16	United States		98	34,790
S&P 500 Index, December Strike Price $2,075.00,
Expires 12/30/16	United States		87	48,720
S&P 500 Index, December Strike Price $2,100.00,
Expires 12/30/16	United States		199	151,240
S&P 500 Index, January Strike Price $2,150.00,
Expires 1/20/17	United States		43	97,610
				528,882

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Semiannual Report 47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts		Value

Options Purchased (continued)
Puts – Exchange-Traded (continued)
Diversified Telecommunication Services 0.0%†
Telecom Italia SpA, January Strike Price 0.66 EUR,
Expires 1/20/17	Italy		3,760		$89,265

Equity Real Estate Investment Trusts (REITs) 0.0%†
Spirit Realty Capital Inc., January Strike Price $10.00,
Expires 1/20/17	United States		127		5,398

Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund, December Strike Price
$21.00, Expires 12/16/16	United States		254		1,270
Industrial Select Sector SPDR ETF, December Strike Price
$55.00, Expires 12/16/16	United States		163		489
iShares iBoxx High Yield Corporate Bond ETF, January
Strike Price $84.00, Expires 1/20/17	United States		621		50,922
iShares Russell 2000 ETF, February Strike Price $125.00,
Expires 2/17/17	United States		110		26,620
SPDR S&P 500 ETF Trust, December Strike Price $208.00,
Expires 12/16/16	United States		164		5,576
SPDR S&P Oil & Gas Exploration & Production ETF, December
Strike Price $36.00, Expires 12/16/16	United States		131		1,572
SPDR S&P Oil & Gas Exploration & Production ETF, January
Strike Price $36.00, Expires 1/20/17	United States		131		5,764
SPDR S&P Oil & Gas Exploration & Production ETF, January
Strike Price $37.00, Expires 1/20/17	United States		271		15,718

					107,931

Independent Power & Renewable Electricity
Producers 0.0%†
Pattern Energy Group Inc., December Strike Price $17.50,
Expires 12/16/16	United States		60		900

Independent Power Producers & Energy Traders 0.0%†
Dynegy Inc., December Strike Price $7.50, Expires 12/16/16	United States		34		510

Media 0.0%†
Liberty Global PLC, April Strike Price $30.00, Expires 4/21/17	United Kingdom		329		64,155

Metals & Mining 0.0%†
ThyssenKrupp AG, December Strike Price 20.00 EUR,
Expires 12/16/16	Germany		483		8,190

Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., April Strike Price $2.50, Expires 4/21/17	Monaco		157		1,570
WPX Energy Inc., February Strike Price $9.00, Expires 2/17/17	United States		64		1,920

					3,490

Pharmaceuticals 0.0%†
Teva Pharmaceutical Industries Ltd., ADR, January Strike Price
$32.50, Expires 1/20/17	Israel		26		663

			Notional
		Counterparty	Amount*

Puts – Over-the-Counter
Currency Options 0.0%†
EUR/TRY, January Strike Price 3.40 EUR, Expires 1/20/17	Turkey	DBAB	3,588,000	EUR	2,230

Total Options Purchased (Cost $8,731,625)					2,292,549

Total Investments before Short Term Investments
(Cost $763,263,498)					828,146,413

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Short Term Investments 25.0%
U.S. Government and Agency Securities 1.5%
[a,m] U.S. Treasury Bill,
12/29/16	United States	15,500,000	$15,495,536
4/06/17	United States	600,000	598,934
Total U.S. Government and Agency Securities
(Cost $16,095,108)			16,094,470

		Shares
Money Market Funds 20.5%
[n,o] Dreyfus Government Cash Management, Institutional Shares, 0.28%	United States	94,914,214	94,914,214
[o] Fidelity Investments Money Market Funds, 0.268%	United States	133,148,114	133,148,114
Total Money Market Funds (Cost $228,062,328)			228,062,328

		Principal
		Amount*
Repurchase Agreements (Cost $32,842,067) 3.0%
[p] Joint Repurchase Agreement, 0.265%, 12/01/16
(Maturity Value $32,842,309)	United States	32,842,067	32,842,067
BNP Paribas Securities Corp. (Maturity Value $15,899,947)
Deutsche Bank Securities Inc. (Maturity Value $645,023)
HSBC Securities (USA) Inc. (Maturity Value $15,899,947)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $397,392)
Collateralized by U.S. Government Agency Securities, 0.476%, 8/03/17;
[m]U.S. Treasury Bill, 4/27/17; U.S. Treasury Note, 0.689% - 1.625%,
7/31/18 - 11/30/20; and U.S. Treasury Note, Index Linked, 2.625%, 7/15/17
(valued at $33,499,350)
Total Investments (Cost $1,040,263,001) 99.4%			1,105,145,278
Options Written (0.0)%†			(221,653)
Securities Sold Short (24.7)%			(274,134,512)
Other Assets, less Liabilities 25.3%			280,506,206
Net Assets 100.0%			$1,111,295,319

		Number of
		Contracts
[q] Options Written (0.0)%†
Calls – Exchange-Traded
Food & Staples Retailing (0.0)%†
Rite Aid Corp., January Strike Price $8.00, Expires 1/20/17	United States	869	(45,188)
Oil, Gas & Consumable Fuels (0.0)%†
Ship Finance International Ltd., January Strike Price $15.00, Expires 1/20/17	Norway	84	(1,680)
Puts – Exchange-Traded
Construction Materials (0.0)%†
Cemex SAB de CV, January Strike Price $8.00, Expires 1/20/17	Mexico	332	(18,924)
Diversified Financial Services (0.0)%†
CAC 40 Index, January Strike Price 3,900.00 EUR, Expires 1/20/17	France	40	(4,295)
S&P 500 Index, January Strike Price $2,050.00, Expires 1/20/17	United States	43	(38,270)
			(42,565)

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Semiannual Report 49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
[q] Options Written (continued)
Puts – Exchange-Traded
Exchange Traded Funds (0.0)%†
Industrial Select Sector SPDR ETF, December Strike Price $51.00, Expires 12/16/16	United States	165	$(495)
iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $81.00,
Expires 1/20/17	United States	621	(16,146)
iShares Russell 2000 ETF, February Strike Price $115.00, Expires 2/17/17	United States	110	(9,350)
SPDR S&P Oil & Gas Exploration & Production ETF, January Strike Price $32.00,
Expires 1/20/17	United States	131	(1,572)
SPDR S&P Oil & Gas Exploration & Production ETF, January Strike Price $34.00,
Expires 1/20/17	United States	271	(6,233)
			(33,796)
Household Durables (0.0)%†
CalAtlantic Group Inc., March Strike Price $31.00, Expires 3/17/17	United States	23	(2,990)
Toll Brothers Inc., December Strike Price $28.50, Expires 12/23/16	United States	14	(770)
			(3,760)
Media (0.0)%†
DISH Network Corp., January Strike Price $52.50, Expires 1/20/17	United States	95	(9,975)
Metals & Mining (0.0)%†
Teck Resources Ltd., January Strike Price $18.00, Expires 1/20/17	Canada	64	(1,728)
Teck Resources Ltd., February Strike Price $21.00, Expires 2/17/17	Canada	49	(5,145)
			(6,873)
Oil, Gas & Consumable Fuels (0.0)%†
Green Plains Inc., January Strike Price $25.00, Expires 1/20/17	United States	100	(10,100)
Real Estate Management & Development (0.0)%†
Vonovia SE, March Strike Price 32.00 EUR, Expires 3/17/17	Germany	74	(19,372)
Vonovia SE, March Strike Price 33.00 EUR, Expires 3/17/17	Germany	74	(24,940)
			(44,312)
Semiconductors & Semiconductor Equipment (0.0)%†
Cypress Semiconductor Corp., January Strike Price $10.00, Expires 1/20/17	United States	32	(800)
Software (0.0)%†
Workday Inc., December Strike Price $80.00, Expires 12/16/16	United States	16	(3,680)
Total Options Written (Premiums Received $325,311)			(221,653)

		Shares
[r] Securities Sold Short (24.7)%
Common Stocks (12.0)%
Aerospace & Defense (0.0)%†
Arconic Inc	United States	5,002	(96,438)
Rockwell Collins Inc	United States	3,154	(292,439)
			(388,877)
Air Freight & Logistics (0.1)%
CH Robinson Worldwide Inc	United States	19,527	(1,461,596)
XPO Logistics Inc	United States	3,180	(141,605)
			(1,603,201)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Airlines (0.1)%
Allegiant Travel Co	United States	1,566	$(255,884)
Deutsche Lufthansa AG	Germany	25,387	(328,931)
			(584,815)
Auto Components (0.0)%†
Lear Corp	United States	1,753	(227,031)
Magna International Inc	Canada	2,508	(101,449)
			(328,480)
Automobiles (0.1)%
Fiat Chrysler Automobiles NV	United Kingdom	69,019	(533,262)
Tesla Motors Inc	United States	5,829	(1,104,012)
			(1,637,274)
Beverages (0.0)%†
Brown-Forman Corp., B	United States	4,680	(212,238)
Biotechnology (0.4)%
Ablynx NV	Belgium	9,105	(95,003)
Acorda Therapeutics Inc	United States	25,627	(533,042)
AMAG Pharmaceuticals Inc	United States	24,995	(829,834)
BioMarin Pharmaceutical Inc	United States	4,910	(420,443)
Clovis Oncology Inc	United States	4,622	(158,396)
Emergent BioSolutions Inc	United States	17,984	(481,252)
Intercept Pharmaceuticals Inc	United States	2,284	(230,958)
Ligand Pharmaceuticals Inc	United States	9,126	(952,754)
PDL BioPharma Inc	United States	73,732	(161,473)
PTC Therapeutics Inc	United States	11,376	(126,729)
			(3,989,884)
Building Products (0.1)%
Griffon Corp	United States	42,654	(1,019,431)
Capital Markets (0.0)%†
Cowen Group Inc., A	United States	123,781	(451,801)
Chemicals (0.1)%
Albemarle Corp	United States	5,256	(461,371)
Mosaic Co	United States	3,645	(103,518)
TerraVia Holdings Inc	United States	75,622	(102,090)
			(666,979)
Communications Equipment (0.4)%
ARRIS International PLC	United States	7,788	(223,438)
Ciena Corp	United States	8,286	(177,734)
InterDigital Inc	United States	5,981	(473,695)
Palo Alto Networks Inc	United States	23,832	(3,202,306)
Viavi Solutions Inc	United States	7,114	(55,845)
			(4,133,018)
Construction & Engineering (0.0)%†
Dycom Industries Inc	United States	3,157	(231,187)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	152,397	(1,190,221)

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Semiannual Report 51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Construction Materials (continued)
Vulcan Materials Co	United States	1,566	$(196,768)
			(1,386,989)
Consumer Finance (0.1)%
Encore Capital Group Inc	United States	14,732	(404,393)
PRA Group Inc	United States	4,007	(144,052)
			(548,445)
Containers & Packaging (0.0)%†
International Paper Co	United States	8,286	(403,694)
Diversified Consumer Services (0.4)%
Ascent Capital Group Inc	United States	4,815	(87,007)
Carriage Services Inc	United States	33,826	(918,038)
ServiceMaster Global Holdings Inc	United States	21,200	(810,264)
TAL Education Group, ADR	China	31,517	(2,411,996)
			(4,227,305)
Diversified Financial Services (0.0)%†
Element Financial Corp	Canada	38,949	(324,744)
Diversified Telecommunication Services (0.2)%
AT&T Inc	United States	4,798	(185,347)
CenturyLink Inc	United States	69,890	(1,643,813)
Verizon Communications Inc	United States	5,165	(257,733)
			(2,086,893)
Electric Utilities (0.0)%†
Great Plains Energy Inc	United States	793	(20,927)
Electrical Equipment (0.0)%†
General Cable Corp	United States	19,646	(368,363)
Electronic Equipment, Instruments & Components (0.5)%
Knowles Corp	United States	40,172	(643,957)
MTS Systems Corp	United States	25,198	(1,356,912)
TTM Technologies Inc	United States	79,515	(1,079,019)
Vishay Intertechnology Inc	United States	127,640	(1,933,746)
			(5,013,634)
Energy Equipment & Services (0.1)%
Hornbeck Offshore Services Inc	United States	4,681	(23,920)
SEACOR Holdings Inc	United States	4,559	(282,612)
Weatherford International PLC	United States	92,304	(471,674)
			(778,206)
Equity Real Estate Investment Trusts (REITs) (0.5)%
American Homes 4 Rent	United States	36,931	(778,134)
Colony Starwood Homes	United States	30,360	(927,498)
EPR Properties	United States	609	(42,350)
Forest City Realty Trust Inc	United States	36,945	(683,113)
Gramercy Property Trust	United States	149,539	(1,306,969)
National Health Investors Inc	United States	7,586	(536,785)
Omega Healthcare Investors Inc	United States	16,335	(481,229)
VEREIT Inc	United States	1,822	(15,104)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower Inc	United States	3,307	$(207,614)
			(4,978,796)
Food Products (0.2)%
Bunge Ltd	United States	4,722	(322,418)
Post Holdings Inc	United States	25,245	(1,926,951)
			(2,249,369)
Health Care Equipment & Supplies (0.4)%
Abbott Laboratories	United States	56,378	(2,146,311)
Hologic Inc	United States	5,997	(229,565)
Insulet Corp	United States	6,477	(217,951)
Nipro Corp	Japan	10,500	(115,458)
NuVasive Inc	United States	7,409	(480,844)
Quidel Corp	United States	7,603	(174,337)
Varian Medical Systems Inc	United States	2,035	(182,804)
Wright Medical Group NV	United States	57,758	(1,330,744)
			(4,878,014)
Health Care Providers & Services (0.6)%
Aceto Corp	United States	13,160	(268,859)
Aetna Inc	United States	5,289	(692,013)
Amsurg Corp	United States	9,368	(638,148)
Brookdale Senior Living Inc	United States	3,920	(45,589)
HealthSouth Corp	United States	45,800	(1,908,486)
Healthways Inc	United States	43,409	(1,007,089)
Molina Healthcare Inc	United States	29,051	(1,535,636)
			(6,095,820)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc	United States	2,795	(30,689)
Hotels, Restaurants & Leisure (0.2)%
Brinker International Inc	United States	11,212	(595,469)
Chipotle Mexican Grill Inc	United States	560	(221,945)
Hilton Worldwide Holdings Inc	United States	23,357	(585,560)
Wyndham Worldwide Corp	United States	3,589	(258,372)
			(1,661,346)
Household Durables (0.2)%
CalAtlantic Group Inc	United States	10,771	(359,644)
LGI Homes Inc	United States	25,929	(846,582)
M/I Homes Inc	United States	17,017	(397,517)
Newell Brands Inc	United States	8,254	(388,020)
Toll Brothers Inc	United States	1,336	(39,626)
William Lyon Homes, A	United States	8,394	(166,201)
			(2,197,590)
Independent Power & Renewable Electricity Producers (0.0)%†
Pattern Energy Group Inc	United States	10,186	(199,951)
Insurance (0.0)%†
AmTrust Financial Services Inc	United States	16,943	(431,369)

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Semiannual Report 53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail (1.1)%
Ctrip.com International Ltd., ADR	China	70,326	$(3,180,845)
Netflix Inc	United States	14,484	(1,694,628)
The Priceline Group Inc	United States	4,316	(6,489,883)
Shutterfly Inc	United States	14,007	(709,735)
			(12,075,091)
Internet Software & Services (1.5)%
Alibaba Group Holding Ltd., ADR	China	51,747	(4,865,253)
Blucora Inc	United States	5,880	(83,202)
Cornerstone OnDemand Inc	United States	3,034	(108,951)
j2 Global Inc	United States	16,227	(1,192,847)
MercadoLibre Inc	Argentina	6,714	(1,059,604)
Pandora Media Inc	United States	8,620	(100,164)
VeriSign Inc	United States	99,465	(7,842,815)
WebMD Health Corp	United States	6,320	(337,109)
Yahoo! Inc	United States	19,011	(779,831)
			(16,369,776)
IT Services (0.2)%
Blackhawk Network Holdings Inc	United States	7,250	(261,000)
Cardtronics PLC	United States	9,986	(494,008)
CSG Systems International Inc	United States	9,596	(427,022)
Euronet Worldwide Inc	United States	10,239	(734,341)
International Business Machines Corp	United States	1,656	(268,636)
The Western Union Co	United States	19,109	(401,862)
			(2,586,869)
Leisure Products (0.0)%†
JAKKS Pacific Inc	United States	17,920	(126,336)
Polaris Industries Inc	United States	1,497	(130,029)
			(256,365)
Life Sciences Tools & Services (0.0)%†
Albany Molecular Research Inc	United States	20,467	(344,869)
Fluidigm Corp	United States	2,306	(14,828)
			(359,697)
Machinery (0.4)%
Altra Industrial Motion Corp	United States	28,611	(1,001,385)
Cummins Inc	United States	3,300	(467,874)
Donaldson Co. Inc	United States	4,861	(197,162)
Greenbrier Cos Inc	United States	17,701	(686,799)
Navistar International Corp	United States	13,187	(405,633)
Trinity Industries Inc	United States	29,422	(817,637)
Wabash National Corp	United States	26,619	(367,076)
			(3,943,566)
Media (0.5)%
Altice NV	Netherlands	72,437	(1,247,551)
AMC Entertainment Holdings Inc., A	United States	20,734	(703,919)
Dish Network Corp., A	United States	42,004	(2,413,130)
Liberty Braves Group	United States	1,471	(29,641)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Media (continued)
Liberty Media Group	United States	3,898	$(121,969)
Liberty SiriusXM Group	United States	16,118	(585,083)
Live Nation Entertainment Inc	United States	6,530	(180,750)
Regal Entertainment Group, A	United States	10,444	(239,272)
Walt Disney Co	United States	2,878	(285,267)
			(5,806,582)
Metals & Mining (0.2)%
AK Steel Holding Corp	United States	224,719	(2,051,684)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Apollo Commercial Real Estate Finance Inc	United States	5,738	(98,464)
Colony Capital Inc	United States	19,267	(395,166)
Redwood Trust Inc	United States	2,347	(35,722)
Starwood Property Trust Inc	United States	48,562	(1,091,188)
			(1,620,540)
Oil, Gas & Consumable Fuels (0.7)%
Aegean Marine Petroleum Network Inc	Greece	55,574	(625,207)
Chesapeake Energy Corp	United States	135,513	(948,591)
Enbridge Inc	Canada	28,646	(1,204,278)
Golar LNG Ltd	Bermuda	500	(12,200)
Green Plains Inc	United States	69,673	(1,888,138)
JX Holdings Inc	Japan	304,200	(1,160,377)
Renewable Energy Group Inc	United States	38,029	(370,783)
Scorpio Tankers Inc	Monaco	9,342	(39,517)
SM Energy Co	United States	21,321	(849,855)
Tesoro Corp	United States	12,814	(1,042,419)
			(8,141,365)
Paper & Forest Products (0.1)%
Domtar Corp	United States	20,171	(792,115)
Pharmaceuticals (0.3)%
Allergan PLC	United States	87	(16,904)
Depomed Inc	United States	21,432	(409,351)
Innoviva Inc	United States	31,820	(329,019)
Medicines Co	United States	49,823	(1,748,787)
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,612	(249,273)
			(2,753,334)
Professional Services (0.0)%†
51job Inc., ADR	China	2,625	(92,846)
Huron Consulting Group Inc	United States	3,486	(183,887)
			(276,733)
Road & Rail (0.1)%
Ryder System Inc	United States	3,364	(263,401)
Werner Enterprises Inc	United States	11,043	(298,713)
			(562,114)
Semiconductors & Semiconductor Equipment (0.9)%
Advanced Micro Devices Inc	United States	181,502	(1,617,183)

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Semiannual Report 55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp	United States	22,051	$(248,073)
Inphi Corp	United States	5,558	(251,055)
Intel Corp	United States	24,844	(862,087)
Intersil Corp	United States	28,103	(622,481)
Microchip Technology Inc	United States	32,482	(2,149,659)
NVIDIA Corp	United States	43,809	(4,039,190)
ON Semiconductor Corp	United States	43,631	(513,973)
			(10,303,701)
Software (0.9)%
Bottomline Technologies de Inc	United States	9,105	(228,171)
BroadSoft Inc	United States	23,009	(954,874)
Electronic Arts Inc	United States	2,373	(188,037)
FireEye Inc	United States	1,873	(24,049)
Proofpoint Inc	United States	2,013	(155,021)
Salesforce.com Inc	United States	28,822	(2,075,184)
ServiceNow Inc	United States	6,549	(544,549)
Take-Two Interactive Software Inc	United States	107,519	(5,293,161)
TiVo Corp	United States	7,576	(153,414)
			(9,616,460)
Specialty Retail (0.0)%†
Vitamin Shoppe Inc	United States	6,041	(150,119)
Textiles, Apparel & Luxury Goods (0.0)%†
Iconix Brand Group Inc	United States	17,344	(155,576)
Tobacco (0.1)%
British American Tobacco PLC, ADR	United Kingdom	6,530	(712,031)
Universal Corp	United States	6,820	(375,441)
			(1,087,472)
Trading Companies & Distributors (0.1)%
Kaman Corp	United States	14,394	(701,276)
WW Grainger Inc	United States	622	(143,414)
			(844,690)
Wireless Telecommunication Services (0.0)%†
T-Mobile U.S. Inc	United States	140	(7,589)
Total Common Stocks (Proceeds $125,618,221)			(132,890,767)
Exchange Traded Funds (11.1)%
Consumer Discretionary Select Sector SPDR ETF	United States	40,695	(3,330,886)
Consumer Staples Select Sector SPDR ETF	United States	10,189	(515,360)
Health Care Select Sector SPDR Fund	United States	120,799	(8,304,931)
Industrial Select Sector SPDR ETF	United States	20,694	(1,291,513)
iShares 20+ Year Treasury Bond ETF	United States	2,260	(271,742)
iShares Core S&P Small-Cap ETF	United States	27,016	(3,607,446)
iShares Edge MSCI USA Momentum Factor ETF	United States	47,083	(3,551,000)
iShares MSCI Japan ETF	Japan	15,813	(788,911)
iShares Nasdaq Biotechnology ETF	United States	37,176	(10,188,826)
iShares North American Tech ETF	United States	35,209	(4,327,890)
iShares North American Tech-Multimedia Networking ETF	United States	53,201	(2,294,559)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[r] Securities Sold Short (continued)
Exchange Traded Funds (continued)
iShares North American Tech-Software ETF	United States	13,815	$(1,544,655)
iShares PHLX Semiconductor ETF	United States	27,068	(3,231,378)
iShares Russell 2000 ETF	United States	43,222	(5,688,447)
iShares Russell 2000 Growth ETF	United States	23,126	(3,522,321)
iShares Russell Mid-Cap Growth ETF	United States	13,072	(1,273,866)
iShares S&P Small-Cap 600 Growth ETF	United States	11,549	(1,678,878)
iShares STOXX Europe 600 UCITS ETF	Germany	21,543	(782,921)
iShares Transportation Average ETF	United States	3,739	(605,344)
iShares U.S. Consumer Goods ETF	United States	14,893	(1,619,018)
iShares U.S. Telecommunications ETF	United States	40,001	(1,278,032)
Powershares QQQ Trust Series 1	United States	6,300	(740,250)
PureFunds ISE Cyber Security ETF	United States	148,371	(4,017,887)
SPDR S&P 500 ETF Trust	United States	225,957	(49,796,404)
SPDR S&P MidCap 400 ETF Trust	United States	8,188	(2,427,169)
SPDR S&P Retail ETF	United States	8,397	(383,827)
SPDR S&P Transportation ETF	United States	16,834	(906,343)
Utilities Select Sector SPDR Fund	United States	19,295	(902,041)
Vanguard Consumer Staples ETF	United States	8,901	(1,163,450)
Vanguard Small-Cap Growth ETF	United States	26,076	(3,463,154)
Total Exchange Traded Funds (Proceeds $120,781,015)			(123,498,449)

		Principal
		Amount*

Convertible Bonds and Notes (0.2)%
Internet & Direct Marketing Retail (0.1)%
The Priceline Group Inc., senior note, 0.90%, 9/15/21	United States	617,000	(663,661)
Machinery (0.0)%†
Trinity Industries Inc., sub. bond, 3.875%, 6/01/36	United States	315,000	(405,956)
Media (0.0)%†
Live Nation Entertainment Inc., senior note, 2.50%, 5/15/19	United States	322,000	(348,364)
Oil, Gas & Consumable Fuels (0.0)%†
SM Energy Co., senior note, 1.50%, 7/01/21	United States	246,000	(302,887)
Software (0.1)%
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	400,000	(475,500)
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	267,000	(335,586)
			(811,086)
Trading Companies & Distributors (0.0)%†
Air Lease Corp., senior note, 3.875%, 12/01/18	United States	188,000	(261,555)
Total Convertible Bonds and Notes (Proceeds $2,701,381)			(2,793,509)
Corporate Bonds and Notes (1.1)%
Chemicals (0.4)%
[e] CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A, 9.25%, 6/15/23	United States	3,755,000	(3,731,531)
Electronic Equipment, Instruments & Components (0.1)%
[e] Inception Merger Sub Inc. / Rackspace Hosting Inc., senior note, 144A,
8.625%, 11/15/24	United States	1,385,000	(1,388,463)
Equity Real Estate Investment Trusts (REITs) (0.1)%
Communications Sales & Leasing Inc., 8.25%, 10/15/23	United States	374,000	(393,635)

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Semiannual Report 57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value
[r] Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Health Care Providers & Services (0.1)%
Centene Corp., senior note, 4.75%, 1/15/25	United States	1,332,000	$(1,278,720)
Hotels, Restaurants & Leisure (0.0)%†
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Monaco	267,000	(269,670)
Media (0.0)%†
[e] CCO Holdings LLC / CCO Holdings Capital Corp., senior note, 144A, 5.875%, 4/01/24	United States	334,000	(354,457)
Multiline Retail (0.2)%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	1,167,000	(1,245,773)
Kohl’s Corp., senior bond, 4.25%, 7/17/25	United States	786,000	(792,218)
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	337,000	(335,116)
			(2,373,107)
Oil, Gas & Consumable Fuels (0.0)%†
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	107,000	(110,177)
Utilities (0.0)%†
Talen Energy Supply LLC, senior note,
[e]144A, 4.625%, 7/15/19	United States	182,000	(174,037)
6.50%, 6/01/25	United States	116,000	(92,220)
			(266,257)
Wireless Telecommunication Services (0.2)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	1,596,000	(1,727,670)
Total Corporate Bonds and Notes (Proceeds $11,917,092)			(11,893,687)
U.S. Government & Agency Securities (0.3)%
U.S. Treasury Note,
0.75%, 4/30/18	United States	1,915,000	(1,908,529)
1.75%, 9/30/22	United States	1,170,000	(1,149,571)
Total U.S. Government and Agency Securities
(Proceeds $3,111,057)			(3,058,100)
Total Securities Sold Short (Proceeds $264,128,766)			$(274,134,512)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

See Abbreviations on page 91.
† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a A portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written options contracts. At November 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $466,492,199, representing 42.0% of net assets.
b Non-income producing.
c Variable rate security. The rate shown represents the yield at period end.
d A portion or all of the security is held in connection with written option contracts open at period end.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the net value of these securities was $128,223,068, representing 11.5% of net assets.
f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2016, the aggregate value of these securities was $18,389,912, representing 1.7% of net assets.
g See Note 7 regarding credit risk and defaulted securities.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
j Income may be received in additional securities and/or cash.
k See Note 1(h) regarding senior floating rate interests.
l Principal amount is stated in 1,000 Argentine Peso Units.
m The security was issued on a discount basis with no stated coupon rate.
n A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
o The rate shown is the annualized seven-day yield at period end.
p See Note 1(c) regarding joint repurchase agreement.
q See Note 1(e) regarding written options.
r See Note 1(f) regarding securities sold short.
s See Note 8 regarding unfunded loan commitments.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

At November 30, 2016, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	78	$3,379,837	12/19/16	$134,299	$—
Aluminum	Short	78	3,379,838	12/19/16	—	(53,670)
Aluminum	Long	95	4,115,281	3/13/17	40,652	—
Brent Crude Oil	Short	130	6,739,200	12/29/16	—	(490,228)
Cocoa	Short	21	513,945	3/16/17	312	—
Coffee	Long	35	1,976,625	3/21/17	—	(223,014)
Copper	Long	104	15,117,050	12/19/16	1,692,792	—
Copper	Short	104	15,117,050	12/19/16	—	(2,956,984)
Copper	Long	55	8,011,781	3/13/17	220,265	—
Corn	Short	96	1,672,800	3/14/17	29,114	—
Cotton	Long	34	1,216,860	3/09/17	29,393	—
Gold 100 Oz	Short	28	3,286,920	2/24/17	122,509	—
Kansas City Wheat	Short	43	882,038	3/14/17	37,196	—
Low Sulphur Diesel	Short	15	993,069	12/30/16	—	(78,656)
Low Sulphur Gas Oil	Long	21	949,200	1/12/17	64,168	—
Natural Gas	Short	34	1,139,680	12/28/16	—	(140,753)
RBOB Gasoline	Long	35	2,179,275	12/30/16	180,999	—
Silver	Long	3	247,230	3/29/17	—	(1,176)
Soybean Meal	Short	40	1,284,400	3/14/17	—	(25,046)
Soybean Oil	Long	19	424,650	3/14/17	8,030	—
Soybeans	Long	77	4,008,812	3/14/17	13,141	—
Sugar	Long	73	1,619,666	2/28/17	—	(28,915)
Wheat	Short	96	1,933,200	3/14/17	113,239	—
WTI Crude Oil	Short	102	5,042,880	12/20/16	—	(445,282)
Zinc	Long	88	5,920,200	12/19/16	848,382	—
Zinc	Short	88	5,920,200	12/19/16	—	(525,068)
Zinc	Long	63	4,261,950	3/13/17	235,549	—
			101,333,637		3,770,040	(4,968,792)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	99	4,801,373	12/16/16	75,425	—
CBOE Volatility Index	Long	14	241,850	2/15/17	—	(4,388)
DAX Index[a]	Long	7	1,972,976	12/16/16	48,913	—
DJIA Mini E-CBOT Index[a]	Long	99	9,470,340	12/16/16	79,109	—
EURO STOXX 50 Price EUR	Short	127	4,106,674	12/16/16	—	(79,003)
FTSE 100 Index[a]	Long	109	9,248,696	12/16/16	77,920	—
FTSE 100 Index	Short	52	4,412,222	12/16/16	—	(89,989)
Hang Seng Index[a]	Long	75	11,033,649	12/29/16	93,492	—
Nasdaq 100 E-Mini Index[a]	Long	105	10,113,600	12/16/16	101,496	—
Nikkei 225 Index[a]	Long	7	1,124,601	12/08/16	47,458	—
Russell 2000 Mini Index[a]	Long	39	5,156,970	12/16/16	458,092	—
Russell 2000 Mini Index	Short	4	528,920	12/16/16	—	(11,130)
S&P 500 E-Mini Index[a]	Short	266	29,244,040	12/16/16	—	(905,246)
STOXX 600 Bank Index	Short	81	679,915	12/16/16	—	(63,771)
TOPIX Index[a]	Long	10	1,288,405	12/08/16	3,995	—
			93,424,231		985,900	(1,153,527)
Interest Rate Contracts
3 Month Euribor[a]	Long	726	192,872,484	12/18/17	—	(66,341)
10 Yr. Mini Japan Government Bond[a]	Long	13	1,710,266	12/12/16	—	(7,106)
90 Day Eurodollar[a]	Short	1,470	362,373,375	12/18/17	722,856	—
90 Day Sterling[a]	Short	333	51,800,139	12/20/17	1,600	—
90 Day Sterling[a]	Short	109	16,936,849	6/20/18	1,995	—
Australian 10 Yr. Bond[a]	Short	68	6,470,293	12/15/16	108,663	—
Canadian 10 Yr. Bond[a]	Long	32	3,308,390	3/22/17	—	(8,541)
Euro BOBL	Short	13	1,830,827	3/08/17	807	—
Euro-BTP Italian Government Bond	Short	4	573,718	12/08/16	37,848	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Futures Contracts (continued)
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
Euro-Bund[a]		Long	49	$8,364,270	12/08/16	$—	$(101,606)
Euro-Buxl 30 Yr. Bond		Short	9	1,672,697	12/08/16	33,398	—
Japanese 10 Yr. Bond[a]		Long	4	5,264,106	12/13/16	—	(15,809)
Long Gilt[a]		Short	51	7,871,139	3/29/17	—	(42,855)
U.S. Treasury 5 Yr. Note[a]		Short	37	4,360,219	3/31/17	—	(169)
U.S. Treasury 10 Yr. Note[a]		Short	92	11,455,437	3/22/17	34,914	(70)
U.S. Treasury Long Bond[a]		Short	68	10,287,125	3/22/17	47,006	—
U.S. Treasury Ultra 10 Yr. Note		Short	21	2,823,187	3/22/17	12,300	—
U.S. Treasury Ultra Bond		Short	7	1,129,844	3/22/17	7,466	—
				691,104,365		1,008,853	(242,497)
Total Futures Contracts				$885,862,233		$5,764,793	$(6,364,816)
Net unrealized appreciation (depreciation)							$(600,023)

[a]A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South Korean Won	BOFA	Sell	893,198,985	780,086	12/05/16	$16,054	$—
Euro	BOFA	Sell	1,395,000	1,550,403	12/07/16	71,279	—
Hungarian Forint	BOFA	Buy	433,500,000	1,565,717	12/07/16	—	(96,737)
British Pound	DBAB	Sell	481,000	593,804	12/12/16	—	(8,288)
Swiss Franc	DBAB	Sell	1,928,000	1,964,884	12/13/16	66,494	—
Brazilian Real	BOFA	Sell	275,000	85,179	12/14/16	4,215	—
New Zealand Dollar	CBOA	Sell	1,300,000	948,773	12/14/16	28,562	—
New Zealand Dollar	DBAB	Sell	805,000	587,650	12/14/16	17,827	—
South Korean Won	BOFA	Sell	1,710,000,000	1,505,653	12/14/16	42,956	—
South Korean Won	MSCO	Sell	864,462,439	740,439	12/14/16	997	—
Swedish Krona	MSCS	Buy	13,100,000	1,441,208	12/14/16	—	(19,375)
Taiwan Dollar	BNYM	Buy	132,103,000	4,159,414	12/15/16	—	(12,664)
Taiwan Dollar	BNYM	Sell	132,103,000	4,130,478	12/15/16	10,220	(26,495)
British Pound	BNYM	Sell	2,305,000	2,898,876	12/16/16	18,986	(5,811)
Euro	BNYM	Sell	5,022,000	5,440,655	12/16/16	112,875	—
Euro	DBAB	Sell	183,000	196,747	12/16/16	2,604	—
Swiss Franc	BNYM	Sell	56,000	56,760	12/16/16	1,606	—
British Pound	DBAB	Buy	201,000	251,383	12/20/16	2,967	(2,676)
British Pound	DBAB	Sell	486,000	618,060	12/20/16	12,112	(2,577)
Euro	DBAB	Buy	2,664,000	2,897,125	12/20/16	460	(70,685)
Euro	DBAB	Sell	8,622,000	9,586,703	12/20/16	438,392	(903)
Canadian Dollar	BNYM	Sell	2,875,000	2,178,024	12/21/16	37,226	—
Chinese Yuan	MSCO	Sell	21,245,970	3,154,561	12/21/16	89,842	—
Euro	BNYM	Buy	480,275	525,525	12/21/16	—	(15,850)
Euro	BNYM	Sell	3,359,844	3,747,806	12/21/16	182,298	—
Euro	DBAB	Buy	1,254,636	1,351,025	12/21/16	—	(19,591)
Euro	DBAB	Sell	292,522	312,476	12/21/16	2,163	(116)
Euro	MSCO	Buy	4,319,877	4,776,839	12/21/16	1,542	(194,069)
Euro	MSCO	Sell	12,885,364	14,452,184	12/21/16	778,072	—
Israeli Shekel	BNYM	Buy	208,800	54,540	12/21/16	—	(14)
Israeli Shekel	BNYM	Sell	707,886	183,740	12/21/16	—	(1,119)
Japanese Yen	BNYM	Buy	49,000,000	452,892	12/21/16	—	(23,974)
Japanese Yen	BNYM	Sell	110,000,000	1,078,474	12/21/16	115,596	—
Japanese Yen	MSCO	Buy	144,037,030	1,335,531	12/21/16	—	(74,712)
Japanese Yen	MSCO	Sell	144,037,030	1,422,531	12/21/16	161,712	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	BOFA	Buy	44,849,783	2,271,863	12/21/16	$—	$(97,869)
Mexican Peso	BOFA	Sell	44,849,783	2,289,570	12/21/16	121,169	(5,595)
Mexican Peso	MSCO	Buy	44,573,783	2,244,994	12/21/16	—	(84,377)
Mexican Peso	MSCO	Sell	44,573,783	2,204,074	12/21/16	43,458	—
Russian Ruble	BOFA	Buy	48,156,915	741,223	12/21/16	5,436	—
Russian Ruble	MSCO	Buy	215,612,525	3,305,897	12/21/16	50,506	(13,391)
Russian Ruble	MSCO	Sell	116,047,952	1,765,928	12/21/16	—	(33,363)
South African Rand	MSCO	Sell	10,761,201	757,767	12/21/16	—	(3,212)
Swiss Franc	BNYM	Buy	612,770	619,943	12/21/16	—	(16,181)
Swiss Franc	BNYM	Sell	4,409,780	4,523,872	12/21/16	178,922	—
Turkish Lira	BOFA	Sell	5,297,622	1,747,519	12/21/16	213,364	—
Turkish Lira	MSCO	Buy	2,931,835	915,197	12/21/16	—	(66,158)
Japanese Yen[b]	MSCO	Buy	2,694,257,000	26,373,944	12/22/16	—	(2,788,332)
Japanese Yen[b]	MSCO	Sell	3,067,165,000	28,342,937	12/22/16	1,492,877	—
Australian Dollar[b]	MSCO	Buy	33,265,000	25,259,866	12/23/16	—	(710,652)
Australian Dollar[b]	MSCO	Sell	13,230,000	9,864,788	12/23/16	114,436	(13,246)
British Pound[b]	MSCO	Buy	7,598,000	9,580,567	12/23/16	91,635	(157,611)
British Pound[b]	MSCO	Sell	23,814,000	30,899,632	12/23/16	1,176,801	(98,242)
Canadian Dollar[b]	MSCO	Buy	9,669,000	7,309,423	12/23/16	3,506	(112,968)
Canadian Dollar[b]	MSCO	Sell	38,667,000	29,341,211	12/23/16	552,487	(4,409)
Euro[b]	MSCO	Buy	28,938,000	32,365,767	12/23/16	—	(1,652,646)
Euro[b]	MSCO	Sell	53,689,000	59,367,230	12/23/16	2,384,821	—
Mexican Peso[b]	MSCO	Buy	27,171,000	1,413,860	12/23/16	1,938	(99,073)
Mexican Peso[b]	MSCO	Sell	151,014,000	7,716,440	12/23/16	398,445	(248)
New Zealand Dollar[b]	MSCO	Buy	17,749,000	12,842,117	12/23/16	5,450	(287,809)
New Zealand Dollar[b]	MSCO	Sell	2,855,000	2,064,691	12/23/16	44,402	—
Swiss Franc[b]	MSCO	Buy	4,765,000	4,902,151	12/23/16	—	(206,421)
Swiss Franc[b]	MSCO	Sell	20,240,000	20,856,860	12/23/16	911,091	—
South Korean Won	BOFA	Sell	887,324,377	753,247	12/27/16	—	(5,738)
Canadian Dollar	MSCS	Sell	2,600,000	1,937,609	12/28/16	1,418	—
Euro	BOFA	Sell	2,800,000	2,976,456	12/28/16	3,789	—
Mexican Peso	MSCS	Buy	36,800,000	1,793,311	12/28/16	—	(11,075)
Norwegian Krone	MSCS	Buy	20,300,000	2,365,940	12/29/16	18,872	—
British Pound	BNYM	Sell	264,000	342,575	12/30/16	12,036	(139)
British Pound	MSCO	Buy	630,435	787,530	12/30/16	3,325	(1,192)
British Pound	MSCO	Sell	1,564,871	1,930,947	12/30/16	178	(29,338)
Canadian Dollar	MSCO	Buy	838,721	626,463	12/30/16	229	(2,091)
Canadian Dollar	MSCO	Sell	6,403,462	4,839,000	12/30/16	71,804	(1,508)
Canadian Dollar	MSCS	Sell	3,150,000	2,348,888	12/30/16	3,061	—
Danish Krone	BNYM	Buy	391,500	57,702	12/30/16	—	(1,831)
Danish Krone	BNYM	Sell	391,500	59,377	12/30/16	3,507	—
Euro	BNYM	Buy	267,000	294,234	12/30/16	—	(10,734)
Euro	BNYM	Sell	5,858,000	6,516,613	12/30/16	298,850	(2,241)
Euro	MSCO	Buy	1,137,785	1,218,665	12/30/16	638	(11,208)
Euro	MSCO	Sell	1,363,313	1,489,259	12/30/16	41,699	—
Japanese Yen	BNYM	Buy	87,163,000	842,236	12/30/16	—	(78,791)
Japanese Yen	BNYM	Sell	87,163,000	870,238	12/30/16	106,793	—
Japanese Yen	MSCO	Buy	34,257,730	324,442	12/30/16	—	(24,385)
Japanese Yen	MSCO	Sell	70,510,100	679,432	12/30/16	61,847	—
Mexican Peso	MSCS	Sell	335,125	16,272	12/30/16	46	—
Norwegian Krone	MSCS	Buy	12,600,000	1,566,147	12/30/16	—	(85,910)
South African Rand	MSCO	Buy	4,802,046	339,406	12/30/16	—	(488)
South African Rand	MSCO	Sell	4,802,046	339,950	12/30/16	1,032	—
Swedish Krona	MSCO	Buy	426,723	46,552	12/30/16	—	(183)
Swedish Krona	MSCO	Sell	9,651,698	1,086,107	12/30/16	37,763	(431)
Swiss Franc	MSCO	Buy	336,021	340,377	12/30/16	—	(9,047)
Swiss Franc	MSCO	Sell	336,021	341,445	12/30/16	10,116	—
Brazilian Real	MSCS	Sell	3,350,000	995,542	1/05/17	15,854	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	MSCS	Sell	19,600,000	1,014,239		1/09/17	$66,427	$—
South African Rand	MSCO	Buy	13,022,466	3,454,235		1/19/17	14,738	—
South African Rand	MSCO	Sell	13,022,466	3,391,267		1/19/17	—	(77,706)
Colombian Peso	CSFB	Sell	780,000,000	243,807		1/27/17	—	(7,394)
British Pound	MSCS	Sell	100,000	124,106		2/09/17	—	(1,254)
Indonesian Rupiah	CSFB	Sell	11,300,000,000	818,544		2/23/17	—	(3,373)
Indonesian Rupiah	MSCS	Sell	1,500,000,000	108,853		2/23/17	—	(251)
Czech Koruna	JPHQ	Sell	51,064,109	1,893,297	EUR	2/28/17	714	—
Polish Zloty	DBAB	Sell	4,000,000	1,038,354		4/28/17	88,261	—
Chinese Yuan	BOFA	Sell	11,100,000	1,616,780		9/19/17	46,422	—
Chinese Yuan	MSCS	Sell	4,300,000	627,234		9/19/17	18,897	—
Euro	JPHQ	Sell	1,893,297	50,638,117	CZK	11/29/17	31,820	(32,413)
Total Forward Exchange Contracts							$10,967,937	$(7,426,180)
Net unrealized appreciation (depreciation)							$3,541,757

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See 1(g).

At November 30, 2016, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

						Unamortized
Periodic						Upfront
Payment		Counterparty/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of South Africa	1.00%	ICE	2,667,000		12/20/21	$182,890	$—	$(13,305)	$169,585
Government of South Korea	1.00%	ICE	1,947,567		12/20/21	(56,447)	9,070	—	(47,377)
Government of Turkey	1.00%	ICE	1,976,000		9/20/20	157,717	—	(62,913)	94,804
Government of Turkey	1.00%	ICE	3,068,000		12/20/20	209,737	—	(44,417)	165,320
Government of Turkey	1.00%	ICE	739,000		6/20/21	48,577	2,845	—	51,422
Traded Index
CDX.NA.HY.27	5.00%	ICE	5,100,000		12/20/21	(204,000)	—	(40,959)	(244,959)
CDX.NA.HY.27	5.00%	ICE	2,000,000		12/20/21	(80,000)	—	(16,062)	(96,062)
CDX.NA.HY.27	5.00%	ICE	6,300,000		12/20/21	(252,000)	—	(50,596)	(302,596)
iTraxx Europe Crossover	5.00%	ICE	350,374	EUR	12/20/20	(22,263)	—	(8,502)	(30,765)
Contracts to Sell Protection[c]
Single Name
Government of Brazil	1.00%	ICE	3,993,000		6/20/21	(384,549)	101,369	—	(283,180)	BB
Government of Russia	1.00%	ICE	2,800,131		9/20/20	(339,145)	261,520	—	(77,625)	BB+
Government of Russia	1.00%	ICE	413,000		6/20/21	(30,563)	11,902	—	(18,661)	BB+
Total Centrally Cleared Swap Contracts						$(770,046)	$386,706	$(236,754)	$(620,094)

OTC Swap Contracts
Contracts to Buy Protection
Single Name
Enel SpA	1.00%	BZWS	450,000	EUR	12/20/21	2,105	—	(1,634)	471
Enel SpA	1.00%	BZWS	450,000	EUR	12/20/21	2,570	—	—	2,570
Government of Argentina	5.00%	MSCO	2,137,000		6/20/17	(45,502)	—	(23,598)	(69,100)
Government of China	1.00%	DBAB	500,000		6/20/21	2,365	—	(1,893)	472

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Semiannual Report 63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Credit Default Swap Contracts (continued)
						Unamortized
	Periodic					Upfront
	Payment	Counterparty/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)	Appreciation	Depreciation	Value Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
Government of Turkey	1.00%	BOFA	1,050,000		12/20/21	$81,822	$4,988	$—	$86,810
Intesa Sanpaolo SpA	1.00%	BZWS	450,000	EUR	12/20/21	15,733	—	—	15,733
Intesa Sanpaolo SpA	1.00%	BZWS	450,000	EUR	12/20/21	16,847	—	(1,978)	14,869
Traded Index
iTraxx Asia Ex Japan	1.00%	BZWS	310,000		6/20/21	5,496	—	(4,826)	670
iTraxx Asia Ex Japan	1.00%	MSCS	635,000		6/20/21	11,652	—	(10,281)	1,371
Total OTC Swap Contracts						$93,088	$4,988	$(44,210)	$53,866
Total Credit Default Swap Contracts						$(676,958)	$391,694	$(280,964)	$(566,228)
Net unrealized appreciation (depreciation)							$110,730

[a]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b]Based on Standard and Poor’s (S&P) Rating for single name swaps.
[c]The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and fail-
ure to pay or bankruptcy of the underlying securities for traded index swaps.

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Counterparty/		Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount*		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Fixed rate 0.50%
Pay Floating rate 6 Month GBP-LIBOR	CME	5,700,000	GBP	7/22/18	$—	$(15,145)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 0.59%	CME	1,900,000	GBP	7/22/21	35,440	—
Receive Fixed rate 0.86%
Pay Floating rate 3 Month USD-LIBOR	CME	29,900,000		7/18/18	—	(120,002)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.08%	CME	11,270,000		7/18/21	309,110	—
Receive Fixed rate 0.53%
Pay Floating rate 6 Month GBP-LIBOR	CME	5,700,000	GBP	7/21/18	—	(11,166)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 0.62%	CME	1,900,000	GBP	7/21/21	31,684	—
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.41%	CME	1,663,200		7/18/26	106,453	—
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	CME	761,018	GBP	11/29/46	3,749	—
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.55%	CME	758,289	GBP	11/28/46	3,991	—
Total Centrally Cleared Swap Contracts					$490,427	$(146,313)

OTC Swap Contracts
Receive Fixed rate 0.32%
Pay Floating rate 6 Month CZK-PRIBOR	BOFA	151,000,000	CZK	7/29/18	—	(6,877)
Receive Fixed rate 0.30%
Pay Floating rate 6 Month CZK-PRIBOR	BOFA	249,000,000	CZK	8/03/18	—	(15,427)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 0.35%	BOFA	75,000,000	CZK	8/03/21	29,668	—
Receive Fixed rate 0.31%
Pay Floating rate 6 Month CZK-PRIBOR	BOFA	30,000,000	CZK	8/04/18	—	(1,736)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Interest Rate Swap Contracts (continued)
		Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description		Exchange	Amount*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 0.35%		BOFA	12,500,000	CZK	8/04/21	$4,821	$—
Receive Fixed rate 0.33%
Pay Floating rate 6 Month CZK-PRIBOR		DBAB	148,000,000	CZK	7/29/18	—	(6,138)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 0.38%		DBAB	58,000,000	CZK	7/29/21	19,780	—
Receive Fixed rate 6.14%
Pay Floating rate 1 Month MXN TIIE		DBAB	9,000,000	MXN	7/03/26	—	(45,533)
Receive Fixed rate 6.13%
Pay Floating rate 1 Month MXN TIIE		BOFA	28,653,000	MXN	7/03/26	—	(145,473)
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%		BZWS	12,500,000	ZAR	5/05/25	25,451	—
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 0.37%		BOFA	60,000,000	CZK	7/29/21	21,080	—
Receive Fixed rate 11.27%
Pay Floating rate BRL-Brazil Cetip DI Interbank
Deposit Rate		BOFA	2,455,036	BRL	1/02/20	—	(5,157)
Receive Fixed rate 11.30%
Pay Floating rate BRL-Brazil Cetip DI Interbank
Deposit Rate		BOFA	2,574,345	BRL	1/02/20	—	(4,880)
Receive Fixed rate 12.05%
Pay Floating rate BRL-Brazil Cetip DI Interbank
Deposit Rate		MSCO	5,268,000	BRL	1/02/20	13,602	—
Total OTC Swap Contracts						$114,402	$(231,221)
Total Interest Rate Swap Contracts						$604,829	$(377,534)
Net unrealized appreciation (depreciation)						$227,295

*In U.S. dollars unless otherwise indicated.

At November 30, 2016, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts
		Counter-	Notional		Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Value*		Date	Appreciation	Depreciation
OTC Swap Contracts
Equity Contracts - Long
Anglo American PLC	LIBOR + 50	MSCS	634,633	GBP	1/18/17	$557,813	$—
Antofagasta PLC	LIBOR + 50	MSCS	494,872	GBP	1/18/17	345,721	—
International Consolidated Airlines
Group SA	LIBOR + 50	MSCS	474,092	GBP	1/18/17	20,560	—
Rio Tinto PLC	LIBOR + 50	MSCS	615,910	GBP	1/18/17	324,687	—
Wizz Air Holdings PLC	LIBOR + 50	MSCS	282,584	GBP	1/18/17	—	(11,105)
Coach Inc	LIBOR + 50	MSCS	662,465		4/17/17	—	(6,240)
Mead Johnson Nutrition Co	LIBOR + 50	MSCS	656,710		4/17/17	12,722	—
Valeo SA	LIBOR + 100	DBAB	231,325	EUR	4/18/17	4,314	—
Anima Holding SpA	LIBOR + 50	MSCS	33,944	EUR	4/18/17	4,421	—
Barclays PLC	LIBOR + 50	MSCS	327,005	GBP	4/18/17	30,068	—
BNP Paribas SA	LIBOR + 50	MSCS	1,081,437	EUR	4/18/17	—	(13,096)
Croda International PLC	LIBOR + 50	MSCS	732,835	GBP	4/18/17	34,087	—
Hikma Pharmaceuticals PLC	LIBOR + 50	MSCS	258,352	GBP	4/18/17	1,221	—
Iliad SA	LIBOR + 50	MSCS	1,632,050	EUR	4/18/17	66,450	—
ITV PLC	LIBOR + 50	MSCS	739,427	GBP	4/18/17	—	(880)
Remy Cointreau SA	LIBOR + 50	MSCS	883,789	EUR	4/18/17	120,134	—
RSA Insurance Group PLC	LIBOR + 50	MSCS	358,413	GBP	4/18/17	1,088	—
Smith & Nephew PLC	LIBOR + 50	MSCS	68,510	GBP	4/18/17	4,116	—
Smiths Group PLC	LIBOR + 50	MSCS	387,991	GBP	4/18/17	—	(11,923)
Societe Generale SA	LIBOR + 50	MSCS	1,154,607	EUR	4/18/17	11,497	—
Sports Direct International PLC	LIBOR + 50	MSCS	727,318	GBP	4/18/17	13,416	—

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Semiannual Report 65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Long (continued)
Alphabet Inc	LIBOR + 50	MSCS	1,377,347		5/25/17	$—	$(47,002)
Brunswick Corp	LIBOR + 50	MSCS	1,856,704		5/25/17	169,001	—
Constellation Brands Inc	LIBOR + 50	MSCS	1,210,783		5/25/17	35,488	—
Continental Resources Inc	LIBOR + 50	MSCS	516,459		5/25/17	129,663	—
Monster Beverage Corp	LIBOR + 50	MSCS	2,008,741		5/25/17	—	(210,682)
Newfield Exploration Co	LIBOR + 50	MSCS	1,372,667		5/25/17	59,475	—
NVR Inc	LIBOR + 50	MSCS	3,277,859		5/25/17	236,582	—
Rio Tinto PLC	LIBOR + 50	MSCS	1,351,831		5/25/17	134,941	—
Swift Transportation Co	LIBOR + 50	MSCS	1,497,311		5/25/17	287,860	—
Take-Two Interactive
Software Inc	LIBOR + 50	MSCS	2,251,583		5/25/17	279,708	—
Lavendon Group PLC	LIBOR + 45	DBAB	421,035	GBP	7/03/17	52,192	—
Spire Healthcare Group PLC	LIBOR + 45	DBAB	140,451	GBP	7/03/17	—	(4,949)
Weichai Power Co Ltd	HONIX + 95	MSCS	2,417,263	HKD	7/13/17	69,675	—
Evonik Industries AG	LIBOR + 40	DBAB	21,125	EUR	7/19/17	85	—
Actelion Ltd	TOIS + 65	MSCS	701,288	CHF	7/19/17	—	—
LafargeHolcim Ltd	LIBOR + 50	MSCS	1,724,674	CHF	7/26/17	—	(92,113)
Syngenta AG	LIBOR + 50	MSCS	1,398,167	CHF	7/26/17	26,123	—
Allergan PLC	LIBOR + 75	DBAB	439,419		7/31/17	20,841	—
Belden Inc	LIBOR + 75	DBAB	528,495		7/31/17	28,237	—
Black Hills Corp	LIBOR + 75	DBAB	3,118,875		7/31/17	68,471	—
EPR Properties	LIBOR + 75	DBAB	362,188		7/31/17	12,705	—
Frontier Communications Corp	LIBOR + 75	DBAB	2,436,902		7/31/17	217,424	—
Great Plains Energy Inc	LIBOR + 75	DBAB	1,730,989		7/31/17	—	(32,727)
Hess Corp	LIBOR + 75	DBAB	3,464,987		7/31/17	420,801	—
Siliconware Precision Industries
Co. Ltd	LIBOR + 40	DBAB	71,243		7/31/17	3,453	—
T-Mobile U.S. Inc	LIBOR + 75	DBAB	712,290		7/31/17	17,907	—
Welltower Inc	LIBOR + 75	DBAB	2,932,608		7/31/17	—	(4,678)
WPX Energy Inc	LIBOR + 75	DBAB	378,321		7/31/17	68,016	—
Air France	EURIBOR + 50	MSCS	244,386	EUR	8/23/17	—	(12,757)
Peugeot SA	EURIBOR + 50	MSCS	368,031	EUR	8/23/17	6,614	—
Plastic Omnium SA	EURIBOR + 50	MSCS	645,141	EUR	8/23/17	—	(202)
Conwert Immobilien Invest SE	EONIA + 65	MSCS	898,793	EUR	10/30/17	—	(154)
Vivendi SA	EONIA + 65	MSCS	2,181,144	EUR	10/30/17	—	(597)
Celesio AG	EONIA + 65	MSCS	586,853	EUR	11/02/17	—	(158)
E. ON SE	EONIA + 65	MSCS	1,354,179	EUR	11/02/17	—	(303)
KUKA AG	EONIA + 65	MSCS	197,074	EUR	11/02/17	—	(15)
ThyssenKrupp AG	EONIA + 65	MSCS	1,873,436	EUR	11/02/17	—	(493)
SunCoke Energy Partners LP	LIBOR + 85	DBAB	197,413		11/06/17	—	(15,699)
Hess Corp	LIBOR + 75	BNPP	267,981		11/30/17	13,760	—
Tatts Group Ltd	RBACR + 50	MSCS	352,589	AUD	12/05/17	—	(335)
FMC Technologies Inc	FEDEF + 40	MSCS	1,507,783		12/21/17	—	(915)
Yahoo! Inc	FEDEF + 40	MSCS	209,489		12/21/17	—	(137)
Siemens AG	EURIBOR + 80	BNPP	240,400	EUR	12/29/17	—	(29,322)
Moncler SpA	EURIBOR + 50	MSCS	72,516	EUR	1/10/18	10,818	—
Calsonic Kansei Corp	MUTSCALM + 55	MSCS	86,181,036	JPY	11/01/18	—	(10)
TonenGeneral Sekiyu KK	MUTSCALM + 55	MSCS	150,357,141	JPY	11/01/18	—	(174)
						3,922,155	(496,666)

OTC Swap Contracts
Equity Contracts - Short
British Land Co. PLC	LIBOR - 40	DBAB	290,241	GBP	1/18/17	8,962	—
Carillion PLC	LIBOR - 125	DBAB	286,000	GBP	1/18/17	18,032	—
Enterprise Inns PLC	LIBOR - 40	DBAB	53,408	GBP	1/18/17	—	(3,761)
Great Portland Estates PLC	LIBOR - 40	DBAB	591,563	GBP	1/18/17	23,185	—
Helical Bar PLC	LIBOR - 40	DBAB	2,788	GBP	1/18/17	—	(456)
Mediclinic International PLC	LIBOR - 40	DBAB	111,451	GBP	1/18/17	6,457	—
Mol Hungarian Oil And Gas	LIBOR - 40	DBAB	401,797	EUR	1/18/17	3,803	—

66 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Primary Health Properties PLC	LIBOR - 250	DBAB	296,081	GBP	1/18/17	$—	$(3,476)
Richter Gedeon Nyrt	LIBOR - 40	DBAB	770,038	EUR	1/18/17	25,831	—
St. Modwen Properties PLC	LIBOR - 40	DBAB	9,068	GBP	1/18/17	—	(178)
UNITE Group PLC	LIBOR - 40	DBAB	1,273,725	GBP	1/18/17	—	(23,224)
Burberry Group PLC	SONIA - 35	MSCS	297,283	GBP	1/18/17	—	(53,726)
Thomas Cook Group PLC	SONIA - 35	MSCS	76,800	GBP	1/18/17	—	(21,888)
APERAM SA	LIBOR - 40	DBAB	128,427		2/01/17	3,145	—
Larsen & Toubro Ltd	LIBOR - 200	DBAB	32,495		3/17/17	—	(249)
Adidas AG	EONIA - 35	MSCS	559,988	EUR	4/18/17	—	(33,099)
JD Sports Fashion PLC	SONIA - 30	MSCS	154,193	GBP	4/18/17	—	(11,024)
Industrivarden AB	LIBOR - 40	DBAB	293,291	EUR	4/21/17	—	(2,726)
Galp Energia SGPS SA	LIBOR - 40	DBAB	91,897	EUR	6/06/17	—	(5,980)
Alstria office REIT-AG	LIBOR - 40	DBAB	1,686,475	EUR	7/19/17	—	(36,245)
Aroundtown Property Holdings PLC	LIBOR - 450	DBAB	293,164	EUR	7/19/17	—	(13,612)
Aurubis AG	LIBOR - 40	DBAB	246,251	EUR	7/19/17	5,718	—
Deutsche EuroShop AG	LIBOR - 40	DBAB	501,831	EUR	7/19/17	—	(1,904)
Deutsche Post AG	LIBOR - 35	DBAB	971,486	EUR	7/19/17	—	(20,779)
Deutsche Wohnen AG	LIBOR - 40	DBAB	1,725,169	EUR	7/19/17	—	(56,488)
Drillisch AG	LIBOR - 400	DBAB	3,197,401	EUR	7/19/17	209,452	—
ENN Energy Holdings Ltd	LIBOR - 41	DBAB	345,000	HKD	7/19/17	—	(1,548)
Fonciere Des Regions	LIBOR - 40	DBAB	1,223,545	EUR	7/19/17	9,893	—
Fresenius SE & Co KGaA	LIBOR - 40	DBAB	742,948	EUR	7/19/17	—	(5,476)
Hansteen Holdings PLC	LIBOR - 100	DBAB	920,057	EUR	7/19/17	—	(30,012)
Kloeckner & Co. SE	LIBOR - 40	DBAB	252,913	EUR	7/19/17	6,505	—
Koninklijke KPN NV	LIBOR - 40	DBAB	185,284	EUR	7/19/17	—	(7,716)
OCI NV	LIBOR - 40	DBAB	79,395	EUR	7/19/17	—	(2,070)
Playtech PLC	LIBOR - 40	DBAB	886,996	EUR	7/19/17	32,936	—
Shenzhou International Group
Holdings Ltd	LIBOR - 47	DBAB	22,548,070	HKD	7/19/17	—	(21,604)
Siemens AG	LIBOR - 40	DBAB	1,184,720	EUR	7/19/17	20,691	—
Steinhoff International Holdings NV	LIBOR - 75	DBAB	541,136	EUR	7/19/17	—	(11,204)
Yuexiu Transport Infrastructure Ltd	LIBOR - 150	DBAB	712,080	HKD	7/19/17	—	(2,175)
Cie Financiere Richemont SA	TOIS - 40	MSCS	784,110	CHF	7/19/17	—	(539)
Iberdrola SA	LIBOR - 40	DBAB	820,054	EUR	7/20/17	—	(3,886)
NH Hotel Group SA	LIBOR - 40	DBAB	253,223	EUR	7/20/17	16,434	—
Ayala Land Inc	LIBOR - 500	DBAB	102,491		7/21/17	—	(3,525)
Advanced Semiconductor
Engineering Inc	LIBOR - 35	DBAB	412,379		7/31/17	—	(8,615)
Allergan PLC	LIBOR - 35	DBAB	313,685		7/31/17	3,399	—
Apollo Commercial Real Estate
Finance Inc	LIBOR - 35	DBAB	98,803		7/31/17	—	(276)
Belden Inc	LIBOR - 35	DBAB	413,504		7/31/17	—	(9,786)
Black Hills Corp	LIBOR - 35	DBAB	2,713,125		7/31/17	—	(21,181)
Colony Starwood Homes	LIBOR - 35	DBAB	383,934		7/31/17	—	(9,787)
DHT Holdings Inc	LIBOR - 35	DBAB	1,043,204		7/31/17	39,603	—
EPR Properties	LIBOR - 35	DBAB	254,666		7/31/17	—	(6,884)
Frontier Communications Corp	LIBOR - 35	DBAB	1,926,068		7/31/17	—	(194,951)
General Cable Corp	LIBOR - 35	DBAB	57,358		7/31/17	—	(3,747)
Great Plains Energy Inc	LIBOR - 35	DBAB	1,216,159		7/31/17	31,352	—
Hess Corp	LIBOR - 35	DBAB	3,033,794		7/31/17	—	(280,100)
Intel Corp	LIBOR - 35	DBAB	716,428		7/31/17	2,771	—
Pattern Energy Group Inc	LIBOR - 35	DBAB	89,700		7/31/17	—	(596)
Scorpio Tankers Inc	LIBOR - 35	DBAB	57,889		7/31/17	—	(4,512)
Ship Finance International Ltd	LIBOR - 90	DBAB	1,697,441		7/31/17	—	(88,926)
Spirit Realty Capital Inc	LIBOR - 35	DBAB	91,932		7/31/17	—	(1,733)
T-Mobile U.S. Inc	LIBOR - 35	DBAB	683,379		7/31/17	—	(9,572)
Welltower Inc	LIBOR - 35	DBAB	1,962,138		7/31/17	—	(1,327)
WPX Energy Inc	LIBOR - 35	DBAB	321,031		7/31/17	—	(65,475)
Technip SA	LIBOR - 50	DBAB	4,466,794	EUR	8/15/17	48,872	—

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Semiannual Report 67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Advanced Semiconductor
Engineering Inc	LIBOR - 125	DBAB	1,329,005		9/19/17	$—	$(36,205
IHH Healthcare Bhd	LIBOR - 311	DBAB	573,584	SGD	9/20/17	—	(11,530)
Gramercy Property Trust	LIBOR - 35	DBAB	343,138		9/27/17	—	(11,769
Outokumpu OYJ	LIBOR - 175	DBAB	748,221	EUR	10/02/17	8,576	—
Marine Harvest ASA	LIBOR - 40	DBAB	6,576,038	EUR	10/19/17	—	(305,556)
SubseaSA	LIBOR - 75	DBAB	3,558,737	EUR	10/19/17	9,574	—
Tenaga Nasional Bhd	LIBOR - 50	DBAB	357,293		10/19/17	13,308	—
Airbus Group SE	EONIA - 40	MSCS	239,754	EUR	10/30/17	—	(70)
Fiat Chrysler Automobiles NV	EONIA - 50	MSCS	297,490	EUR	10/30/17	—	(194)
Kone OYJ	EONIA - 50	MSCS	1,171,036	EUR	10/30/17	—	(844)
Proximus SADP	EONIA - 50	MSCS	142,845	EUR	11/02/17	—	(100)
Volkswagen AG	EONIA - 40	MSCS	146,647	EUR	11/02/17	—	(95)
Vonovia SE	EONIA - 40	MSCS	448,934	EUR	11/02/17	—	(298)
SunCoke Energy Inc	LIBOR - 35	DBAB	189,080		11/06/17	15,786	—
Advantest Corp	LIBOR - 40	DBAB	34,040,400	JPY	11/17/17	—	(14,197)
Bank of Nagoya Ltd	LIBOR - 150	DBAB	140,360		11/17/17	2,875	—
DCM Holdings Co. Ltd	LIBOR - 40	DBAB	50,596,384	JPY	11/17/17	—	(42,673)
Ebara Corp	LIBOR - 40	DBAB	187,699,600	JPY	11/17/17	—	(28,173)
EDION Corp	LIBOR - 350	DBAB	96,882,016	JPY	11/17/17	—	(85,511)
Japan Airport Terminal Co. Ltd	LIBOR - 600	DBAB	15,432,874	JPY	11/17/17	—	(79)
K’s Holdings Corp	LIBOR - 40	DBAB	358,051,505	JPY	11/17/17	—	(246,074)
Kansai Paint Co. Ltd	LIBOR - 40	DBAB	28,135,219	JPY	11/17/17	—	(6,410)
LIXIL Group Corp	LIBOR - 40	DBAB	11,097,240	JPY	11/17/17	—	(5,304)
Maeda Corp	LIBOR - 40	DBAB	179,756,111	JPY	11/17/17	—	(160,423)
Nagoya Railroad Co. Ltd	LIBOR - 40	DBAB	14,622,854	JPY	11/17/17	—	(8,524)
Nippon Ceramic Co. Ltd	LIBOR - 650	DBAB	22,594,800	JPY	11/17/17	—	(12,916)
Nippon Light Metal Holdings Co. Ltd	LIBOR - 40	DBAB	636,487,041	JPY	11/17/17	—	(261,640)
Oita Bank Ltd	LIBOR - 40	DBAB	864,865		11/17/17	9,007	—
OSG Corp	LIBOR - 125	DBAB	137,416,500	JPY	11/17/17	30,123	—
Resorttrust Inc	LIBOR - 40	DBAB	1,665,600	JPY	11/17/17	—	(1,093)
Sankyo Co. Ltd	LIBOR - 40	DBAB	20,024,456	JPY	11/17/17	—	(5,158)
SBI Holdings Inc	LIBOR - 40	DBAB	5,810,027	JPY	11/17/17	—	(3,281)
Shionogi & Co. Ltd	LIBOR - 40	DBAB	58,588,777	JPY	11/17/17	—	(6,672)
Suzuki Motor Corp	LIBOR - 40	DBAB	30,568,900	JPY	11/17/17	173	—
Teijin Ltd	LIBOR - 40	DBAB	128,592,232	JPY	11/17/17	—	(83,768)
Terumo Corp	LIBOR - 40	DBAB	83,245,934	JPY	11/17/17	—	(32,152)
Toho Holdings Co. Ltd	LIBOR - 40	DBAB	69,087,534	JPY	11/17/17	—	(39,462)
Tohoku Electric Power Co. Inc	LIBOR - 40	DBAB	51,139,799	JPY	11/17/17	—	(36,723)
Toppan Printing Co. Ltd	LIBOR - 40	DBAB	41,154,315	JPY	11/17/17	—	(18,296)
Transcosmos Inc	LIBOR - 40	DBAB	261,400	JPY	11/17/17	—	(146)
Unicharm Corp	LIBOR - 40	DBAB	57,667,115	JPY	11/17/17	—	(15,238)
Yamada Denki Co. Ltd	LIBOR - 40	DBAB	435,183,406	JPY	11/17/17	—	(389,113)
Yamagata Bank Ltd	LIBOR - 150	DBAB	703,267		11/17/17	12,855	—
Yamaguchi Financial Group Inc	LIBOR - 40	DBAB	2,286,256		11/17/17	18,825	—
British American Tobacco PLC	LIBOR - 40	DBAB	1,976,988		11/27/17	—	(51,084)
British Land Co. PLC	LIBOR - 35	BNPP	147,995	GBP	11/29/17	312	—
Enterprise Inns PLC	LIBOR - 40	BNPP	21,055	GBP	11/29/17	—	(818)
Evonik Industries AG	LIBOR - 35	BNPP	179,618	EUR	11/29/17	—	(1,319)
Fresenius SE & Co. KGaA	LIBOR - 35	BNPP	385,672	EUR	11/29/17	—	(3,853)
General Cable Corp	LIBOR - 30	BNPP	98,454		11/30/17	523	—
Hess Corp	LIBOR - 30	BNPP	213,831		11/30/17	—	(21,255)
Lam Research Corp	LIBOR - 30	BNPP	973,452		11/30/17	13,766	—
Terumo Corp	LIBOR - 40	BNPP	41,740,988	JPY	11/30/17	2,468	—
Suzuki Motor Corp	LIBOR - 40	BNPP	89,394,800	JPY	12/02/17	2,961	—
Tabcorp Holdings Ltd	RBACR - 150	MSCS	315,731	AUD	12/05/17	—	(33)
Takashimaya Co. Ltd	LIBOR - 40	BNPP	5,754,000	JPY	12/27/17	523	—
Toray Industries Inc	LIBOR - 40	BNPP	21,237,220	JPY	12/27/17	2,030	—
Ayala Land Inc	LIBOR - 400	BNPP	247,900		12/28/17	—	(4,867)

68 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
CapitaLand Ltd	SIBOR - 40	BNPP	134,088	SGD	12/28/17	$—	$(1,857)
Nippon Light Metal Holdings Co. Ltd	LIBOR - 40	BNPP	28,194,000	JPY	12/28/17	—	(977)
Senko Co. Ltd	LIBOR - 75	BNPP	54,377,036	JPY	12/28/17	—	(7,800)
Deutsche Post AG	LIBOR - 35	BNPP	480,825	EUR	12/29/17	—	(3,063)
Elekta AB	STIBOR - 50	BNPP	486,675	SEK	12/29/17	1,706	—
Galp Energia SGPS SA	LIBOR - 40	BNPP	93,043	EUR	12/29/17	—	(979)
J Sainsbury PLC	LIBOR - 35	BNPP	65,490	GBP	12/29/17	1,736	—
Koninklijke KPN NV	LIBOR - 50	BNPP	5,023	EUR	12/29/17	—	(72)
Outokumpu OYJ	LIBOR - 50	BNPP	11,084	EUR	12/29/17	381	—
Richter Gideon Nyrt	LIBOR - 50	BNPP	198,622	EUR	12/29/17	2,130	—
Siemens AG	LIBOR - 35	BNPP	337,506	EUR	12/29/17	2,144	—
Rolls-Royce Holdings PLC	SONIA - 35	MSCS	1,282	GBP	2/06/18	—	—
SPDR S&P 500 ETF Trust	FEDEF - 35	MSCS	4,526,482		2/27/18	—	(123,578)
Janus Capital Group Inc	LIBOR - 30	CITI	529,322		5/29/18	—	(29,748)
Technip SA	FEDEF - 40	MSCS	1,521,900		8/10/18	—	(3,742)
Alibaba Group Holding Ltd	FEDEF - 35	MSCS	152,971		8/16/18	2	—
JX Holdings Inc	MUTSCALM - 40	MSCS	154,680,671	JPY	11/01/18	—	(163)
						668,825	(3,210,933)

OTC Swap Contracts
Fixed Income Contracts - Long
Bank of Nagoya Ltd	LIBOR + 90	DBAB	307,875		12/19/16	3,576	—
Oita Bank Ltd	LIBOR + 90	DBAB	2,357,500		12/19/16	10,171	—
Toppan Printing Co. Ltd	LIBOR + 90	DBAB	29,952,999	JPY	12/19/16	739	—
Yamagata Bank Ltd	LIBOR + 90	DBAB	2,852,500		12/19/16	—	(5,109)
Yamaguchi Financial Group Inc	LIBOR + 90	DBAB	4,291,950		12/19/16	34,630	—
APERAM SA	LIBOR + 90	DBAB	249,271		1/18/17	—	(2,915)
CEZ MH BV	LIBOR + 90	DBAB	834,490	EUR	1/18/17	4,177	—
Dana Gas Sukuk Ltd	LIBOR + 90	DBAB	119,236		1/18/17	2,932	—
Magyar Nemzeti Vagyonkezelo ZRT	LIBOR + 90	DBAB	1,757,985	EUR	1/18/17	—	(20,428)
ACS Actividades Finance BV	LIBOR + 90	DBAB	1,661,272	EUR	2/09/17	12,885	—
Green Plains Inc	LIBOR + 100	DBAB	290,973		2/09/17	69,450	—
OCI NV	LIBOR + 90	DBAB	1,502,281	EUR	2/09/17	63,855	—
DP World Ltd	LIBOR + 90	DBAB	199,939		2/17/17	—	(2,227)
Shenzhou International Group
Holdings Ltd	LIBOR + 90	DBAB	31,699,667	HKD	2/17/17	10,213	—
Larsen & Toubro Ltd	LIBOR + 150	DBAB	141,896		2/20/17	—	(1,794)
Industrivarden AB	LIBOR + 90	DBAB	3,051,224	EUR	2/27/17	—	(5,264)
PT Jersey Ltd	LIBOR + 90	DBAB	1,481,517	EUR	2/27/17	—	(39,341)
Golar LNG Ltd	LIBOR + 80	BNPP	303,560		3/07/17	—	(1,339)
Golar LNG Ltd	LIBOR + 90	DBAB	1,799,630		3/07/17	12,894	—
Fonciere Des Regions	LIBOR + 90	DBAB	1,246,774	EUR	3/15/17	—	(21,421)
Premier Oil Finance Jersey Ltd	LIBOR + 90	DBAB	485,560		3/17/17	14,179	—
Elekta AB	STIBOR + 50	BNPP	13,866,159	SEK	4/25/17	—	(5,312)
NH Hotel Group SA	LIBOR + 90	DBAB	988,180	EUR	4/25/17	—	(21,176)
AYC Finance Ltd	LIBOR + 90	DBAB	401,083		5/17/17	11,852	—
ENN Energy Holdings Ltd	LIBOR + 90	DBAB	256,133		5/17/17	1,535	—
Parpublica-Participacoes Publicas
SGPS SA	LIBOR + 90	DBAB	577,935	EUR	6/06/17	2,449	—
Resorttrust Inc	LIBOR + 90	DBAB	10,317,500	JPY	6/19/17	2,112	—
Siem Industries Inc	LIBOR + 90	DBAB	4,686,264	EUR	6/19/17	45,549	—
Aabar Investments PJSC	LIBOR + 90	DBAB	481,387	EUR	7/19/17	—	(10,541)
Aabar Investments PJSC	LIBOR + 90	DBAB	501,340	EUR	7/19/17	—	(408)
Alstria Office REIT AG	LIBOR + 90	DBAB	2,247,003	EUR	7/19/17	72,122	—
Aroundtown Property Holdings PLC	LIBOR + 90	DBAB	490,974	EUR	7/19/17	24,789	—
British Land Jersey Ltd	LIBOR + 90	DBAB	1,227,681	GBP	7/19/17	4,316	—
Carillion Finance White 2015 Ltd	LIBOR + 90	DBAB	1,078,306	GBP	7/19/17	393	—
Deutsche EuroShop AG	LIBOR + 90	DBAB	617,529	EUR	7/19/17	384	—
Deutsche Post AG	LIBOR + 90	DBAB	1,266,952	EUR	7/19/17	28,052	—

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Semiannual Report 69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Fixed Income Contracts - Long (continued)
Deutsche Wohnen AG	LIBOR + 90	DBAB	1,897,718	EUR	7/19/17	$149,403	$—
Drillisch AG	LIBOR + 90	DBAB	3,448,952	EUR	7/19/17	—	(82,724)
Enterprise Funding Corp	LIBOR + 90	DBAB	170,333	GBP	7/19/17	12,472	—
Fresenius SE & Co KGaA	LIBOR + 90	DBAB	968,450	EUR	7/19/17	17,969	—
Great Portland Estates Capital
Jersey Ltd	LIBOR + 90	DBAB	1,579,693	GBP	7/19/17	—	(5,316)
Hansteen Jersey Securities Ltd	LIBOR + 90	DBAB	1,519,163	EUR	7/19/17	123,018	—
Helical Bar Jersey Ltd	LIBOR + 90	DBAB	283,266	GBP	7/19/17	10,551	—
PHP Finance Jersey Ltd	LIBOR + 90	DBAB	578,698	GBP	7/19/17	—	(5,388)
Remgro Jersey GBP Ltd	LIBOR + 90	DBAB	493,418	GBP	7/19/17	—	(2,424)
Salzgitter Finance BV	LIBOR + 90	DBAB	463,080	EUR	7/19/17	—	(5,586)
St. Modwen Properties Securities
Jersey Ltd	LIBOR + 90	DBAB	191,769	GBP	7/19/17	—	(1,111)
Steinhoff Finance Holding GmbH	LIBOR + 90	DBAB	1,081,888	EUR	7/19/17	10,014	—
Unite Jersey Issuer Ltd	LIBOR + 90	DBAB	2,281,159	GBP	7/19/17	—	(4,929)
Gulf Keystone Petroleum Ltd	LIBOR + 90	DBAB	192,500		7/20/17	—	(4,970)
America Movil SAB de CV	LIBOR + 90	DBAB	3,268,829	EUR	7/25/17	25,711	—
Klockner & Co. Financial
Services SA	LIBOR + 90	DBAB	587,620	EUR	7/25/17	—	(1,924)
Apollo Commercial Real Estate
Finance Inc	LIBOR + 75	DBAB	361,103		7/31/17	5,230	—
Colony Starwood Homes	LIBOR + 75	DBAB	680,051		7/31/17	15,857	—
DHT Holdings Inc	LIBOR + 75	DBAB	3,827,904		7/31/17	119,464	—
General Cable Corp	LIBOR + 75	DBAB	95,038		7/31/17	6,244	—
GPT Property Trust LP	LIBOR + 75	DBAB	523,717		7/31/17	15,913	—
Intel Corp	LIBOR + 75	DBAB	880,280		7/31/17	—	(4,141)
Pattern Energy Group Inc	LIBOR + 75	DBAB	254,610		7/31/17	2,842	—
Scorpio Tankers Inc	LIBOR + 75	DBAB	437,884		7/31/17	15,740	—
Ship Finance International Ltd	LIBOR + 75	DBAB	1,097,216		7/31/17	40,543	—
Spirit Realty Capital Inc	LIBOR + 75	DBAB	378,682		7/31/17	5,009	—
CEZ MH BV	EURIBOR + 50	BNPP	104,525	EUR	8/04/17	317	—
Cahaya Capital Ltd	LIBOR + 100	DBAB	1,947,500		8/17/17	—	(21,674)
Asia View Ltd	LIBOR + 90	DBAB	264,614		8/18/17	2,361	—
British Land Jersey Ltd	LIBOR + 80	BNPP	719,240	GBP	9/10/17	—	(1,005)
Advanced Semiconductor
Engineering Inc	LIBOR + 100	DBAB	2,952,300		9/19/17	64,845	—
Indah Capital Ltd	LIBOR + 100	DBAB	821,813	SGD	9/19/17	10,403	—
Marine Harvest ASA	LIBOR + 90	DBAB	6,540,167	EUR	9/19/17	437,325	—
Siliconware Precision Industries
Co. Ltd	LIBOR + 100	DBAB	3,416,563		9/19/17	10,128	—
Parpublica-Participacoes Publicas
SGPS SA	EURIBOR + 80	BNPP	688,507	EUR	9/28/17	—	(2,798)
Outokumpu OYJ	LIBOR + 90	DBAB	1,377,107	EUR	10/02/17	—	(1,474)
SBI Holdings Inc	LIBOR + 90	DBAB	21,236,660	JPY	11/02/17	5,300	—
Golden Ocean Group Ltd	LIBOR + 90	DBAB	759,252		11/07/17	20,749	—
Advantest Corp	LIBOR + 90	DBAB	89,170,000	JPY	11/17/17	15,741	—
DCM Holdings Co. Ltd	LIBOR + 90	DBAB	93,345,000	JPY	11/17/17	48,376	—
Ebara Corp	LIBOR + 90	DBAB	192,180,000	JPY	11/17/17	—	(21,789)
EDION Corp	LIBOR + 90	DBAB	139,710,000	JPY	11/17/17	89,944	—
Japan Airport Terminal Co. Ltd	LIBOR + 90	DBAB	201,700,000	JPY	11/17/17	4,231	—
K’s Holdings Corp	LIBOR + 90	DBAB	555,006,080	JPY	11/17/17	208,023	—
Kansai Paint Co. Ltd	LIBOR + 90	DBAB	133,098,290	JPY	11/17/17	378	—
LIXIL Group Corp	LIBOR + 90	DBAB	61,537,500	JPY	11/17/17	6,052	—
Maeda Corp	LIBOR + 90	DBAB	204,435,000	JPY	11/17/17	188,573	—
Nagoya Railroad Co. Ltd	LIBOR + 90	DBAB	33,357,720	JPY	11/17/17	7,595	—
Nippon Ceramic Co. Ltd	LIBOR + 90	DBAB	29,092,200	JPY	11/17/17	23,422	—
Nippon Light Metal Holdings
Co. Ltd	LIBOR + 90	DBAB	697,906,250	JPY	11/17/17	276,430	—
OSG Corp	LIBOR + 90	DBAB	176,130,000	JPY	11/17/17	—	(41,673)

70 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Fixed Income Contracts - Long (continued)
Sankyo Co. Ltd	LIBOR + 90	DBAB	110,000,000	JPY	11/17/17	$7,378	$—
Shionogi & Co. Ltd	LIBOR + 90	DBAB	82,050,000	JPY	11/17/17	8,288	—
Suzuki Motor Corp	LIBOR + 90	DBAB	69,079,980	JPY	11/17/17	—	(2,208)
Teijin Ltd	LIBOR + 90	DBAB	270,595,000	JPY	11/17/17	82,426	—
Terumo Corp	LIBOR + 90	DBAB	153,681,710	JPY	11/17/17	25,507	—
Toho Holdings Co. Ltd	LIBOR + 90	DBAB	146,412,500	JPY	11/17/17	36,512	—
Tohoku Electric Power Co. Inc	LIBOR + 90	DBAB	209,335,833	JPY	11/17/17	18,654	—
Tohoku Electric Power Co. Inc	LIBOR + 90	DBAB	210,044,310	JPY	11/17/17	31,136	—
Toppan Printing Co. Ltd	LIBOR + 90	DBAB	97,200,000	JPY	11/17/17	22,929	—
Unicharm Corp	LIBOR + 90	DBAB	116,390,000	JPY	11/17/17	15,926	—
Yamada Denki Co. Ltd	LIBOR + 90	DBAB	717,176,250	JPY	11/17/17	413,023	—
AYC Finance Ltd	LIBOR + 100	BNPP	1,209,450		11/29/17	29,925	—
Enterprise Funding Ltd	LIBOR + 80	BNPP	89,456	GBP	11/29/17	909	—
Fresenius SE & Co. KGaA	EURIBOR + 80	BNPP	418,381	EUR	11/29/17	4,249	—
RAG-Stiftung	EURIBOR + 80	BNPP	1,214,080	EUR	11/29/17	—	(1,599)
Sacyr SA	EURIBOR + 50	BNPP	247,023	EUR	11/29/17	—	(132)
ENN Energy Holdings Ltd	LIBOR + 90	BNPP	255,625		11/30/17	2,187	—
General Cable Corp	LIBOR + 75	BNPP	147,653		11/30/17	1,255	—
Lam Research Corp	LIBOR + 75	BNPP	1,036,773		11/30/17	—	(11,844)
Terumo Corp	LIBOR + 75	BNPP	35,998,890	JPY	11/30/17	—	(6,230)
Suzuki Motor Corp	LIBOR + 75	BNPP	206,730,000	JPY	12/01/17	—	(1,573)
Takashimaya Co. Ltd	LIBOR + 75	BNPP	31,716,210	JPY	12/27/17	—	(589)
Toray Industries Inc	LIBOR + 75	BNPP	37,475,490	JPY	12/27/17	—	(2,552)
CapitaLand Ltd	SIBOR + 90	BNPP	1,492,359	SGD	12/28/17	1,478	—
Senko Co. Ltd	LIBOR + 75	BNPP	69,754,685	JPY	12/28/17	11,978	—
Terumo Corp	LIBOR + 75	BNPP	36,815,640	JPY	12/28/17	—	(5,830)
America Movil SAB de CV	EURIBOR + 80	BNPP	192,660	EUR	12/29/17	1,150	—
Deutsche Post AG	EURIBOR + 80	BNPP	286,220	EUR	12/29/17	1,332	—
J Sainsbury PLC	LIBOR + 80	BNPP	303,923	GBP	12/29/17	—	(1,873)
Magyar Nemzeti Vagyonkezelo ZRT	EURIBOR + 80	BNPP	581,980	EUR	12/29/17	—	(2,423)
DP World Ltd	LIBOR + 80	BNPP	198,802		1/29/18	—	(992)
Janus Capital Group Inc	LIBOR + 75	CITI	708,205		5/29/18	32,319	—
						3,177,988	(384,046)

OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		12/20/16	87,878	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	2,850,000		12/20/16	77,577	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		12/20/16	83,716	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	1,304,000		3/20/17	3,021	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		3/20/17	87,878	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		3/20/17	83,716	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	1,514,000		3/20/17	37,335	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCS	1,491,000		3/20/17	17,501	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCS	2,850,000		3/20/17	78,795	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCS	1,491,000		3/20/17	14,720	—
						572,137	—
Total Return Swap Contracts						$8,341,105	$(4,091,645)
Net unrealized appreciation (depreciation)						$4,249,460

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 91.

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Semiannual Report 71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,007,420,934
Cost - Repurchase agreements	32,842,067
Total cost of investments	$1,040,263,001
Value - Unaffiliated issuers	$1,072,303,211
Value - Repurchase agreements	32,842,067
Total value of investments	1,105,145,278
Cash	52,950,722
Foreign currency, at value (cost $1,052,824)	1,010,021
Receivables:
Investment securities sold	26,859,280
Capital shares sold	2,216,153
Dividends and interest	5,242,866
Due from brokers	224,558,707
OTC swap contracts (upfront payments $142,158)	138,590
Unrealized appreciation on OTC forward exchange contracts	10,967,937
Unrealized appreciation on OTC swap contracts	8,460,495
Unrealized appreciation on unfunded loan commitments (Note 8)	12,345
Other assets	316
Total assets	1,437,562,710
Liabilities:
Payables:
Investment securities purchased	22,618,835
Capital shares redeemed	11,197,378
Management fees	1,578,893
Distribution fees	71,697
Transfer agent fees	94,403
Trustees’ fees and expenses	53,704
Variation margin	412,327
OTC swap contracts (upfront receipts $65,649)	45,502
Options written, at value (premiums received $325,311)	221,653
Securities sold short, at value (proceeds $264,128,766)	274,134,512
Due to brokers	3,717,957
Unrealized depreciation on OTC forward exchange contracts	7,426,180
Unrealized depreciation on OTC swap contracts	4,367,076
Accrued expenses and other liabilities	327,274
Total liabilities	326,267,391
Net assets, at value	$1,111,295,319
Net assets consist of:
Paid-in capital	$1,100,387,050
Undistributed net investment income	3,461,654
Net unrealized appreciation (depreciation)	62,475,178
Accumulated net realized gain (loss)	(55,028,563)
Net assets, at value	$1,111,295,319

72 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$142,705,095
Shares outstanding	13,275,902
Net asset value per share[a]	$10.75
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.41
Class C:
Net assets, at value	$61,465,341
Shares outstanding	5,793,560
Net asset value and maximum offering price per share[a]	$10.61
Class R:
Net assets, at value	$495,084
Shares outstanding	45,861
Net asset value and maximum offering price per share	$10.80
Class R6:
Net assets, at value	$257,954,795
Shares outstanding	23,879,436
Net asset value and maximum offering price per share	$10.80
Advisor Class:
Net assets, at value	$648,675,004
Shares outstanding	60,124,472
Net asset value and maximum offering price per share	$10.79

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends	$2,010,121
Interest	13,743,522
Total investment income	15,753,643
Expenses:
Management fees (Note 3a)	12,148,416
Distribution fees: (Note 3c)
Class A	196,042
Class C	320,863
Class R	876
Transfer agent fees: (Note 3e)
Class A	70,722
Class C	30,493
Class R	158
Class R6	530
Advisor Class	311,795
Custodian fees (Note 4)	99,659
Reports to shareholders	51,641
Registration and filing fees	123,612
Professional fees	218,005
Trustees’ fees and expenses	265,038
Dividends and/or interest on securities sold short	2,022,939
Security borrowing fees	1,230,651
Other	167,731
Total expenses	17,259,171
Expense reductions (Note 4)	(100,208)
Expenses waived/paid by affiliates (Note 3f)	(1,919,253)
Net expenses	15,239,710
Net investment income	513,933
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	23,866,237
Written options	1,645,354
Foreign currency transactions	1,457,380
Futures contracts	(5,639,569)
Securities sold short	(14,104,520)
Swap contracts	(147,876)
Net realized gain (loss)	7,077,006
Net change in unrealized appreciation (depreciation) on:
Investments	10,905,731
Translation of other assets and liabilities denominated in foreign currencies	3,494,612
Written options	(135,917)
Futures contracts	(988,191)
Swap contracts	2,768,339
Net change in unrealized appreciation (depreciation)	16,044,574
Net realized and unrealized gain (loss)	23,121,580
Net increase (decrease) in net assets resulting from operations	$23,635,513

74 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$513,933	$(2,799,208)
Net realized gain (loss)	7,077,006	(53,359,785)
Net change in unrealized appreciation (depreciation)	16,044,574	18,801,300
Net increase (decrease) in net assets resulting from operations	23,635,513	(37,357,693)
Distributions to shareholders from:
Class A	—	(2,592,416)
Class C	—	(644,384)
Class R6	—	(4,016,413)
Advisor Class	—	(10,110,090)
Net realized gains:
Class A	—	(696,387)
Class C	—	(262,371)
Class R	—	(1,174)
Class R6	—	(894,391)
Advisor Class	—	(2,315,995)
Total distributions to shareholders	—	(21,533,621)
Capital share transactions: (Note 2)
Class A	(37,815,538)	38,612,258
Class C	(10,747,452)	37,013,071
Class R	148,393	(8,810,100)
Class R6	(12,932,373)	39,418,868
Advisor Class	(87,633,266)	424,302,558
Total capital share transactions	(148,980,236)	530,536,655
Net increase (decrease) in net assets	(125,344,723)	471,645,341
Net assets:
Beginning of period	1,236,640,042	764,994,701
End of period	$1,111,295,319	$1,236,640,042
Undistributed net investment income included in net assets:
End of period	$3,461,654	$2,947,721

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multi ple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated mar ket interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

76 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers).

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Semiannual Report 77

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Joint Repurchase Agreement (continued)

The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2016.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk and/or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties.

The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price,

78 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a coun-terparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2016, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All inter-company transactions and balances have been eliminated. At November 30, 2016, the net assets of the K2 Subsidiary were $19,108,506, representing 1.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

The results from operations of the K2 Subsidiary, for the six months ended November 30, 2016, were as follows:

Net investment income (loss)	$(654,696)
Net realized gain (loss)	(3,066,189)
Net change in unrealized appreciation (depreciation)	237,746
Net increase (decrease) in net assets resulting from operations	$(3,483,139)

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,581,025	$16,950,993	13,295,280	$143,673,278
Shares issued in reinvestment of distributions	—	—	298,189	3,172,727
Shares redeemed	(5,116,657)	(54,766,531)	(10,133,166)	(108,233,747)
Net increase (decrease)	(3,535,632)	$(37,815,538)	3,460,303	$38,612,258
Class C Shares:
Shares sold	370,319	$3,924,311	5,119,256	$55,145,221
Shares issued in reinvestment of distributions	—	—	79,128	836,381
Shares redeemed	(1,384,483)	(14,671,763)	(1,811,936)	(18,968,531)
Net increase (decrease)	(1,014,164)	$(10,747,452)	3,386,448	$37,013,071
Class R Shares:
Shares sold	16,228	$175,444	13,984	$149,262
Shares issued in reinvestment of distributions	—	—	106	1,140
Shares redeemed	(2,516)	(27,051)	(804,855)	(8,960,502)
Net increase (decrease)	13,712	$148,393	(790,765)	$(8,810,100)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016

	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	475,077	$5,115,242	5,337,514	$57,004,431
Shares issued in reinvestment of distributions	—	—	459,924	4,902,787
Shares redeemed	(1,674,305)	(18,047,615)	(2,155,223)	(22,488,350)
Net increase (decrease)	(1,199,228)	$(12,932,373)	3,642,215	$39,418,868
Advisor Class Shares:
Shares sold	8,864,618	$95,367,258	64,566,684	$695,799,599
Shares issued in reinvestment of distributions	—	—	966,546	10,303,451
Shares redeemed	(17,010,490)	(183,000,524)	(26,703,118)	(281,800,492)
Net increase	(8,145,872)	$(87,633,266)	38,830,112	$424,302,558

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Halcyon Arbitrage IC Management LP
Impala Asset Management, LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Portland Hill Capital LLP
Wellington Management Company, LLP
York Registered Holdings, L.P.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$25,394
CDSC retained	$9,861

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $413,698, of which $129,828 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.86% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

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Semiannual Report 83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)
g. Other Affiliated Transactions
At November 30, 2016, the shares of the Fund were owned by the following entities:
		Percentage of
		Outstanding
	Shares	Shares
Franklin Moderate Allocation Fund	8,982,455	8.64%
Franklin Conservative Allocation Fund	5,804,848	5.58%
Franklin Growth Allocation Fund	5,244,565	5.04%
Franklin LifeSmart 2025 Retirement Target Fund	325,848	0.31%
Franklin LifeSmart 2035 Retirement Target Fund	274,251	0.26%
Franklin LifeSmart 2045 Retirement Target Fund	189,439	0.18%
Franklin LifeSmart 2030 Retirement Target Fund	98,990	0.10%
Franklin LifeSmart 2020 Retirement Target Fund	81,812	0.08%
Franklin LifeSmart 2040 Retirement Target Fund	81,812	0.08%
Franklin LifeSmart 2050 Retirement Target Fund	62,255	0.06%
Franklin NextStep Moderate Fund	38,953	0.04%
Franklin NextStep Growth Fund	14,846	0.01%
Franklin LifeSmart 2055 Retirement Target Fund	12,709	0.01%
	21,212,783	20.39%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2016, the capital loss carryfor-wards were as follows:

Capital loss carryforwards:
Short term	$35,428,734
Long term	6,268,117
Total capital loss carryforwards	$41,696,851

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,064,213,789
Unrealized appreciation	$65,511,672
Unrealized depreciation	(24,580,183)
Net unrealized appreciation (depreciation)	$40,931,489

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, commodity-based derivatives, investments in the K2 Subsidiary and wash sales.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2016, aggregated $1,167,938,785 and $1,271,648,683, respectively.

Transactions in options written during the period ended November 30, 2016, were as follows:

	Number of	Notional
	Contracts	Amount In $	Premiums
Options outstanding at May 31, 2016	8,966	$6,200,000	$1,021,236
Options written	19,438	—	4,293,356
Options expired	(3,535)	(6,200,000)	(376,729)
Options exercised	(314)	—	(45,985)
Options closed	(21,348)	—	(4,566,567)
Options outstanding at November 30, 2016	3,207	$—	$325,311

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At November 30, 2016, the transfers of financial assets accounted for as sales were as follows:

At Period Ended
	At Original Transactions Dates			November 30, 2016

		Gross	Fair Value of	Gross	Gross
	Cost Basis	Cash Received	Transferred	Derivative Assets	Derivative Liabilities
	of Positions Sold	for Positions Sold	Assets[a]	Recorded[b]	Recorded[b]
Sales and total return swaps	$2,398,800	$3,043,396	$306,579	$3,349,975	$3,043,396

a$306,579 of gross derivative assets is included as unrealized appreciation on OTC swap contracts in the Consolidated Statement of Assets and Liabilities. See Note 9 regard-
ing other derivative information.
bBalances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2016, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $2,459,282, representing 0.2% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

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Semiannual Report 85

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

8. Unfunded Loan Commitments (continued)

At November 30, 2016, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
AMC Entertainment Holdings Inc., Term Loan B, 2.75%, 12/15/23	$25,000
Bass Pro Group LLC, Term Loan B, 5.00%, 11/04/23	210,000
Envision Healthcare Holdings Inc., Term Loan B, 3.00%, 11/17/23	75,000
The Men’s Wearhouse Inc., Term Loan B, 4.50%, 6/18/21	99,886
Quikrete Holdings Inc., Term Loan B, 3.25%, 11/15/23	180,000
TransDigm Inc., Term Loan E, 2.75%, 5/14/22	29,240
TransDigm Inc., Term Loan F, 3.75%, 6/09/23	36,456
Xerox Business Services LLC, Term Loan B, 6.25%, 11/22/23	330,000
$985,582

9. Other Derivative Information

At November 30, 2016, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Consolidated Statement			Consolidated Statement
Not Accounted for as	of Assets and			of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$1,499,280	[a]	Variation margin	$388,810	[a]
	Unrealized appreciation on	3,292,390		Unrealized depreciation on	615,267
	OTC swap contracts			OTC swap contracts
Foreign exchange contracts	Investments in securities,	49,196	[b]
	at value
	Unrealized appreciation on	10,967,937		Unrealized depreciation on	7,426,180
	OTC forward exchange			OTC forward exchange
	contracts			contracts
Credit contracts	Variation margin	386,706	[a]	Variation margin	236,754	[a]
	OTC swap contracts (upfront	138,590		OTC swap contracts	45,502
	payments)			(upfront receipts)
	Unrealized appreciation on	577,125		Unrealized depreciation on	44,210
	OTC swap contracts			OTC swap contracts
Equity contracts	Investments in securities,	2,243,353	[b]	Options written, at value	221,653
	at value
	Variation margin	985,900	[a]	Variation margin	1,153,527	[a]
	Unrealized appreciation on	4,590,980		Unrealized depreciation on	3,707,599
	OTC swap contracts			OTC swap contracts
Commodity contracts	Variation margin	3,770,040	[a]	Variation margin	4,968,792	[a]
Totals		$28,501,497			$18,808,294

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Invest-
ments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
bPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

For the period ended November 30, 2016, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss)	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Location	for the Period	Operations Location	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Investments	$(284,464)[a]	Investments	$207,393 [a]
	Written options	84,940	Written options	(84,468)
	Futures contracts	1,378,914	Futures contracts	(27,348)
	Swap contracts	914,796	Swap contracts	1,108,475
Foreign exchange contracts	Investments	(17,960)[a]	Investments	(79,089)[a]
	Foreign currency transactions	1,554,403 [b]	Translation of other assets and	3,547,457 [b]
			liabilities denominated in
			foreign currencies
	Futures contracts	20,028
Credit contracts	Swap contracts	(327,429)	Swap contracts	561,028
Equity contracts	Investments	(4,517,786)[a]	Investments	(3,472,524)[a]
	Written options	1,560,414	Written options	(51,449)
	Futures contracts	(381,733)	Futures contracts	(274,947)
	Swap contracts	(735,243)	Swap contracts	1,098,836
Commodity contracts	Futures contracts	(6,656,778)	Futures contracts	(685,896)
Totals		$(7,407,898)		$1,847,468

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consoli-
dated Statement of Operations.
bForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

For the period ended November 30, 2016, the average month end fair value of derivatives represented 2.9% of average month end net assets. The average month end number of open derivative contracts for the period was 1,025.

At November 30, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets
	and Liabilities Presented in
	the Consolidated Statement
	of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$10,967,937	$7,426,180
Options Purchased	49,196	—
Swap Contracts	8,599,085	4,412,578
Total	$19,616,218	$11,838,758

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

At November 30, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross Amounts of Assets		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received[a]	Received[a]	Less than Zero)
Counterparty
BNPP	$99,220	$(99,220)	$—	$—	$—
BNYM	1,078,915	(195,844)	(286,283)	(351,000)	245,788
BOFA	667,063	(385,489)	—	(245,000)	36,574
BZWS	68,202	(8,438)	—	—	59,764
CBOA	28,562	—	—	—	28,562
CITI	32,319	(29,748)	—	—	2,571
CSFB	—	—	—	—	—
DBAB	5,299,133	(3,439,340)	—	(60,000)	1,799,793
JPHQ	493,655	(32,413)	—	—	461,242
MSCO	1,430,066	(695,959)	—	—	734,107
MSCO[b]	7,177,889	(6,131,657)	—	—	1,046,232
MSCS	3,241,194	(786,830)	—	—	2,454,364
Total	$19,616,218	$(11,804,938)	$(286,283)	$(656,000)	$6,868,997

At November 30, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross Amounts of Liabilities		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged[a]	Pledged[a]	Less than Zero)
Counterparty
BNPP	$122,273	$(99,220)	$—	$(23,053)	$—
BNYM	195,844	(195,844)	—	—	—
BOFA	385,489	(385,489)	—	—	—
BZWS	8,438	(8,438)	—	—	—
CBOA	—	—	—	—	—
CITI	29,748	(29,748)	—	—	—
CSFB	10,767	—	—	—	10,767
DBAB	3,439,340	(3,439,340)	—	—	—
JPHQ	32,413	(32,413)	—	—	—
MSCO	695,959	(695,959)	—	—	—
MSCO[b]	6,131,657	(6,131,657)	—	—	—
MSCS	786,830	(786,830)	—	—	—
Total	$11,838,758	$(11,804,938)	$—	$(23,053)	$10,767

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
bRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 91.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

11. Fair Value Measurements (continued)

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$361,201,652	$138	$—	$361,201,790
Exchange Traded Funds	409,607	—	—	409,607
Convertible Preferred Stocks	6,214,710	2,091,600	—	8,306,310
Preferred Stocks	3,101,017	—	—	3,101,017
Convertible Bonds	—	191,723,406	—	191,723,406
Convertible Bonds in Reorganization	—	13,615	—	13,615
Corporate Bonds and Notes	—	202,698,625	—	202,698,625
Corporate Bonds and Notes in Reorganization	—	2,445,667	—	2,445,667
Senior Floating Rate Interests	—	5,952,384	—	5,952,384
Foreign Government and Agency Securities	—	24,385,055	—	24,385,055
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	25,616,388	—	25,616,388
Options Purchased	2,243,353	49,196	—	2,292,549
Short Term Investments	244,156,798	32,842,067	—	276,998,865
Total Investments in Securities	$617,327,137	$487,818,141	$—	$1,105,145,278
Other Financial Instruments:
Futures Contracts	$5,764,793	$—	$—	$5,764,793
Forward Exchange Contracts	—	10,967,937	—	10,967,937
Swap Contracts	—	9,337,628	—	9,337,628
Unfunded Loan Commitments	—	12,345	—	12,345
Total Other Financial Instruments	$5,764,793	$20,317,910	$—	$26,082,703

Liabilities:
Other Financial Instruments:
Options Written	$221,653	$—	$—	$221,653
Securities Sold Short	256,389,216	17,745,296	—	274,134,512
Futures Contracts	6,364,816	—	—	6,364,816
Forward Exchange Contracts	—	7,426,180	—	7,426,180
Swap Contracts	—	4,750,143	—	4,750,143
Total Other Financial Instruments	$262,975,685	$29,921,619	$—	$292,897,304

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio		Index
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	CDX North
America
High Yield
Index
BNYM	The Bank of New York	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
Mellon Corp.
BOFA	Bank of America, N.A.	BRL	Brazilian Real	EONIA	Euro Overnight Index Average
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	ETF	Exchange Traded Fund
CBOA	Commonwealth Bank of	CHF	Swiss Franc	EURIBOR	Euro Interbank Offered Rate
Australia
CITI	Citigroup, Inc.	COP	Colombian Peso	FEDEF	Federal Funds Effective Rate
CME	Chicago Mercantile	CZK	Czech Koruna	FRN	Floating Rate Note
Exchange
CSFB	Credit Suisse First	EUR	Euro	HONIX	Hong Kong Overnight Index
	Boston				Rate
DBAB	Deutsche Bank, AG	GBP	British Pound	IDR	International Depositary
Receipt
ICE	Intercontinental	HKD	Hong Kong Dollar	JIBAR	Johannesburg Interbank
	Exchange, Inc.				Agreed Rate
JPHQ	JP Morgan Chase & Co.	JPY	Japanese Yen	LIBOR	London InterBank Offered Rate
MSCO	Morgan Stanley & Co.,	MXN	Mexican Peso	MUTSCALM	Bank of Japan Unsecured
	LLC				Overnight Call Rate
MSCS	Morgan Stanley Capital	PLN	Polish Zloty	PIK	Payment In-Kind
Services LLC
		RUB	Russian Ruble	PRIBOR	Prague Interbank Offered Rate
		SEK	Swedish Krona	RBACR	Reserve Bank of Australia
Cash Rate
		SGD	Singapore Dollar	REIT	Real Estate Investment Trust
		TRY	Turkish Lira	SAFEX	South African Futures
Exchange
		TWD	Taiwan Dollar	SIBOR	Singapore Interbank Offered
Rate
		USD	United States Dollar	SONIA	Sterling Overnight Index
Average
		ZAR	South African Rand	SPDR	Standard & Poor’s Depositary
Receipt
				STIBOR	Stockholm Interbank Offered
Rate
				TOIS	Swiss Tomorrow-Overnight
Index Swap Rate

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2016

Franklin Pelagos Commodities Strategy Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Pelagos Commodities Strategy Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Consolidated Financial Highlights and Consolidated
Statement of Investments	10
Consolidated Financial Statements	17
Notes to Consolidated Financial Statements	21
Shareholder Information	32

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Pelagos Commodities Strategy Fund

This semiannual report for Franklin Pelagos Commodities Strategy Fund covers the period ended November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return. It invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares had a -0.77% cumulative total return for the six months under review. In comparison, the benchmark Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, posted a +0.95% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

Economic and Market Overview

The U.S. economy expanded during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.7% in May to 4.6% at period-end.2 Monthly retail sales were volatile but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued but rose during the second half of the period.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its November meeting, while setting the stage for an interest rate hike in December. The Fed members generally agreed that it would be appropriate to raise the federal funds rate in the near term, as long as data continued to provide evidence of economic resilience.

U.S. equity markets rose during the review period, benefiting from mostly upbeat economic data and better corporate earnings in the U.S., signs of improvement in the Chinese and European economies, and ongoing expansionary monetary policies from key central banks. A rally in crude oil prices and the Fed’s decision to keep interest rates unchanged at its November meeting further boosted investor confidence. However, the U.K.’s historic vote to leave the European Union (also known as “Brexit”) and global growth concerns weighed on market sentiment. The broad U.S. stock market ended the six-month period higher, as measured by the Standard & Poor’s® 500 Index.

Commodity prices, as measured by the Bloomberg Commodity Index, delivered a slight positive return during the period. Oil prices were low for much of the period, but bounced back near period-end after members of the Organization of the Petroleum Exporting Countries (OPEC) reached a consensus on reductions in crude output in an effort to ease record inventories and stabilize the market. In addition, gold and metal prices fell during the period as orderly U.S. election results and expectations of an interest rate hike led investors to rotate out of safe haven assets in favor of investments typically geared for a cyclical upswing in economic activity. Among agricultural

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of
Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

commodities, corn, soybeans and wheat rose in value, while sugar declined.

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to a variety of commodity sectors and indexes by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

During its semiannual period, the Fund obtained its commodities exposure through swaps on commodity indexes and through commodities futures and options on commodities futures. These exposures were supported with U.S. Treasury bills and other fixed income securities.

During the period, the Fund had positive contributions to performance from natural gas, industrial metals and some agriculture commodities affected by El Niño weather patterns. Among the positive contributors to Fund returns, a common theme was tightening of supply. Relative to the benchmark Bloomberg Commodity Index, the Fund underperformed primarily due to positioning outside the energy sector in the third quarter of 2016. U.S. grain prices were lower during the summer months due to near-optimal growing conditions and increased crop yield projections, whereas some agricultural commodities posted positive returns. The Fund’s positioning in agriculture detracted during the summer months, as did positioning in precious metals and crude oil. Fund returns from precious metals also lagged those of its benchmark over the period.

In the energy sector, natural gas returns were strong over the period as U.S. production showed sustained year-over-year declines for the first time since the winter of 2010. Furthermore, the summer months of 2016 were among the hottest recorded for the lower 48 states, according to the National Oceanic and Atmospheric Administration. The Fund’s natural gas positioning benefited performance over the period, while the petroleum sector had negative returns and was volatile with several large price swings. In May, shortly before the period began, crude oil experienced the highest level of unplanned global supply disruptions since at least 2011, according to the U.S. Department of Energy. From the end of May through period-end, West Texas Intermediate crude oil futures fluctuated slightly higher and substantially lower. As the bulk of disruptions eased, oil markets were driven by news about potential OPEC cuts around an extraordinary September 28 meeting in Algeria as well as the scheduled November 30 meeting in Vienna. U.S. commercial crude oil stockpiles grew seasonally and gasoline and diesel inventories remained high.

In metals, industrial metals posted strong returns, while returns for gold were lower. Zinc, nickel and copper all posted strong returns during the period. Tightness in zinc and nickel mine supply supported prices, while aluminum lagged behind with more modest returns. Silver returns were higher, in part due to its industrial use. Gold prices were supported for the first half of the period as total known exchange-traded fund holdings

Portfolio Composition*
11/30/16
% of Consolidated
Net Assets
U.S. Treasury Bill	61.7%
U.S. Treasury Note	17.4%
FFCB	10.7%
FHLMC	7.5%
Other Assets, less Liabilities**	2.7%

See Abbreviations on page 32.
*Portfolio composition figures are stated as a percentage of total and may not equal
100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 5 for additional information related to the Fund’s economic exposure to commodities.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

rose, but in November holdings fell by the highest percentage since June 2014, and gold’s price fell in tandem. The results of the U.S. elections hindered gold prices over the remainder of November and helped industrial metals prices as the London Metal Exchange Metals Index rose. Over the period, Fund returns from metals fell short of those of its benchmark due to positioning in both precious and industrial metals.

In agriculture, the U.S. produced record amounts of corn and soybeans, pushing global production to record levels as well. Global production of wheat also stood at record levels. The U.S. had near-ideal weather for growing corn and soybeans and saw yields strongly above trend for the new crop. Grain returns were negative over the period; however, positive returns in soybean oil, which benefited from weather-impacted palm oil production in Asia, fueled soybean outperformance versus corn and wheat. The returns of some agricultural commodities were positive as weather conditions impacted world sugar and coffee production, especially in Southeast Asia where El Niño conditions hit hard. Over the semiannual period, the Fund returns from agriculture outpaced those of the benchmark due to positioning in row crops. Positioning in soft commodities detracted from relative performance over the semiannual period.

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At November 30, 2016, the Fund’s exposure based on notional value represented 82.7% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*

% of Consolidated Net Assets
Soybeans	9.8%
Brent Crude Oil	9.4%
Unleaded Gasoline	8.7%
Natural Gas	7.4%
Copper	6.7%
Gold	6.7%
Sugar	4.8%
Aluminum	4.5%
Zinc	3.3%
Corn	3.1%
Soybean Meal	3.0%
Soybean Oil	2.8%
Coffee	2.6%
Wheat	2.5%
Nickel	2.4%
Live Cattle	2.3%
Cotton	1.4%
Lean Hogs	1.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
The Fund’s exposure was calculated using the commodity sector weightings of the
FP Custom Master Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At November 30, 2016, the Fund’s exposure based on notional value represented 17.2% of consolidated net assets.

Commodity Futures Exposure*
% of Consolidated Net Assets
Long
WTI Crude Oil	8.2%
Silver	3.8%
Gold	3.5%
Natural Gas	1.7%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Thank you for your continued participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	-0.77%	-6.41%
1-Year	+9.18%	+2.88%
Since Inception (1/10/14)	-27.70%	-12.43%
Advisor
6-Month	-0.76%	-0.76%
1-Year	+9.17%	+9.17%
3-Year	-26.82%	-9.88%
Since Inception (12/7/11)	-34.50%	-8.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	1.20%	2.34%
Advisor	0.95%	2.09%

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence;
technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. Derivative instruments involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses, which could be significant. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political, social and economic instability, risks which are heightened in less developed or emerging market countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17 and a fee waiver related to the management fee paid by a subsidiary. The Fund alsohasafee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]
A	$1,000	$992.30	$5.99	$1,019.05	$6.07	1.20%
C	$1,000	$987.40	$9.72	$1,015.29	$9.85	1.95%
R	$1,000	$990.70	$6.34	$1,018.70	$6.43	1.27%
R6	$1,000	$995.40	$3.60	$1,021.46	$3.65	0.72%
Advisor	$1,000	$992.40	$4.74	$1,020.31	$4.81	0.95%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin Pelagos Commodities Strategy Fund
	Six Months Ended
	November 30, 2016	Year Ended May 31,
	(unaudited)	2016	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.47	$7.12	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.08)	(0.09)	(0.08)
Net realized and unrealized gains (losses)	(0.02)	(0.57)	(2.23)	0.64
Total from investment operations	(0.05)	(0.65)	(2.32)	0.56
Net asset value, end of period	$6.42	$6.47	$7.12	$9.44

Total return[d]	(0.77)%	(9.13)%	(24.58)%	6.31%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction .	1.73%	2.14%	2.05%	3.38%
Expenses net of waiver and payments by affiliates and expense reduction[f] .	1.20%	1.21%	1.25%	1.25%
Net investment income (loss)	(0.69)%	(0.79)%	(0.94)%	(0.94)%

Supplemental data
Net assets, end of period (000’s)	$4,504	$3,814	$2,080	$601
Portfolio turnover rate	42.43%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2016	Year Ended May 31,
	(unaudited)	2016	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.36	$7.05	$9.41	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.06)	(0.16)	(0.15)	(0.09)
Net realized and unrealized gains (losses)	(0.02)	(0.53)	(2.21)	0.62
Total from investment operations	(0.08)	(0.69)	(2.36)	0.53
Net asset value, end of period	$6.28	$6.36	$7.05	$9.41

Total return[d]	(1.26)%	(9.79)%	(25.08)%	5.97%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction .	2.48%	2.88%	2.75%	4.08%
Expenses net of waiver and payments by affiliates and expense reduction[f] .	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.44)%	(1.53)%	(1.64)%	(1.64)%

Supplemental data
Net assets, end of period (000’s)	$1,033	$862	$377	$60
Portfolio turnover rate	42.43%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2016	Year Ended May 31,
	(unaudited)	2016	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.44	$7.10	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gains (losses)	(0.04)	(0.60)	(2.24)	0.62
Total from investment operations	(0.06)	(0.66)	(2.34)	0.56
Net asset value, end of period	$6.38	$6.44	$7.10	$9.44

Total return[d]	(0.93)%	(9.30)%	(24.79)%	6.31%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction .	1.80%	2.34%	2.27%	3.58%
Expenses net of waiver and payments by affiliates and expense reduction[f] .	1.27%	1.41%	1.47%	1.45%
Net investment income (loss)	(0.76)%	(0.99)%	(1.16)%	(1.14)%

Supplemental data
Net assets, end of period (000’s)	$9	$9	$4	$5
Portfolio turnover rate	42.43%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2016	Year Ended May 31,
	(unaudited)	2016	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.53	$7.16	$9.46	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(0.02)	(0.61)	(2.26)	0.61
Total from investment operations	(0.03)	(0.63)	(2.30)	0.58
Net asset value, end of period	$6.50	$6.53	$7.16	$9.46

Total return[d]	(0.46)%	(8.80)%	(24.31)%	6.53%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction .	1.02%	1.10%	1.53%	1.58%
Expenses net of waiver and payments by affiliates and expense reduction[f] .	0.72%	0.76%	0.86%	0.86%
Net investment income (loss)	(0.21)%	(0.34)%	(0.55)%	(0.55)%

Supplemental data
Net assets, end of period (000’s)	$125,564	$131,500	$53,068	$67,732
Portfolio turnover rate	42.43%	28.03%	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$6.60	$7.25	$9.58	$9.43	$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.09)	(0.07)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	(0.03)	(0.56)	(2.26)	0.20	0.36	(0.80)
Total from investment operations	(0.05)	(0.65)	(2.33)	0.15	0.28	(0.85)
Less distributions from net investment income.	—	—	—	—	(—)[d]	—
Net asset value, end of period	$6.55	$6.60	$7.25	$9.58	$9.43	$9.15

Total return[e]	(0.76)%	(8.97)%	(24.32)%	1.59%	3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates and expense reduction	1.48%	1.88%	1.75%	1.88%	1.14%	5.08%
Expenses net of waiver and payments by
affiliates and expense reduction	0.95%[g]	0.95%[g]	0.95%[g]	1.04%[g]	1.10%	1.10%
Net investment income (loss)	(0.44)%	(0.53)%	(0.64)%	(0.70)%	(0.76)%	(1.07)%

Supplemental data
Net assets, end of period (000’s)	$1,294	$675	$248	$126	$107,853	$14,374
Portfolio turnover rate.	42.43%	28.03%	62.10%	34.28%	21.47%	—%[h]

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2016 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value

U.S. Government and Agency Securities 32.4%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,945,080
FHLMC, 1.25%, 7/26/19	10,000,000	9,949,960
U.S. Treasury Note, 0.75%, 10/31/17	23,000,000	22,982,037
Total U.S. Government and Agency Securities (Cost $43,021,607)		42,877,077

Short Term Investments 64.9%
U.S. Government and Agency Securities 64.9%
[a] FFCB, 12/01/16	4,175,000	4,175,000
[b] U.S. Treasury Bill,
[a,c] 1/05/17	13,000,000	12,996,165
[a] 4/13/17	12,000,000	11,977,248
5/25/17	12,550,000	12,514,383
7/20/17	23,000,000	22,924,923
10/12/17	21,500,000	21,365,346
Total U.S. Government and Agency Securities (Cost $85,964,430)		85,953,065
Total Investments (Cost $128,986,037) 97.3%		128,830,142
[d] Other Assets, less Liabilities 2.7%		3,573,588
Net Assets 100.0%.		$132,403,730

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At November 30, 2016, the value of this security and/or cash pledged amounted to $1,899,422, representing 1.4% of net assets.
dIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2016, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts[a]

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Gold		Long	40	$4,695,600	2/24/17	$—	$(346,377)
Natural Gas		Long	66	2,212,320	12/28/16	58,496	—
Silver		Long	61	5,027,010	3/29/17	—	(291,720)
WTI Crude Oil		Long	211	10,805,310	2/21/17	44,825	—
Total Futures Contracts				$22,740,240		$103,321	$(638,097)
Net unrealized appreciation (depreciation)							$(534,776)

At November 30, 2016, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contracts[a]
Pay				Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Fixed Rate	Counterparty		Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
FP Custom Master Index[b]	0.22%	MSCS		$109,501,148	12/02/16	$1,401,148	$—
Net unrealized appreciation (depreciation)						$1,401,148

[a]A portion or all of the contracts are owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).
[b]Represents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values including fees are as follows:
						Unrealized	Unrealized
Underlying Instruments				Notional Value[c]		Appreciation	Depreciation
Bloomberg Commodity Aluminum Subindex				$5,913,062		$29,310	$—
Bloomberg Commodity Brent Crude Oil Subindex 1 Month Forward				12,483,131		139,764	—
Bloomberg Commodity Coffee Subindex				3,504,037		—	(380,425)
Bloomberg Commodity Copper Subindex				8,869,593		1,707,427	—
Bloomberg Commodity Corn Subindex				4,161,044		—	(175,883)
Bloomberg Commodity Cotton Subindex				1,861,520		3,073	—
Bloomberg Commodity Gold Subindex				8,869,593		—	(729,729)
Bloomberg Commodity Lean Hogs Subindex 3 Month Forward				1,752,018		—	(4,575)
Bloomberg Commodity Live Cattle Subindex 3 Month Forward				3,066,032		216,386	—
Bloomberg Commodity Natural Gas Subindex				9,745,602		261,817	—
Bloomberg Commodity Nickel Subindex				3,175,533		239,157	—
Bloomberg Commodity Soybean Meal Subindex				3,942,041		—	(9,366)
Bloomberg Commodity Soybean Oil Subindex				3,723,039		139,511	—
Bloomberg Commodity Soybeans Subindex				12,921,135		252,535	—
Bloomberg Commodity Sugar Subindex				6,351,067		—	(666,226)
Bloomberg Commodity Unleaded Gasoline Subindex 3 Month Forward				11,497,621		22,261	—
Bloomberg Commodity Wheat Subindex				3,285,034		—	(179,584)
Bloomberg Commodity Zinc Subindex.				4,380,046		535,695	—
Total custom index				$109,501,148		$3,546,936	$(2,145,788)
Net unrealized appreciation (depreciation)						$1,401,148

[c]Notional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract’s original notional value of $108,100,000, allocated to each underlying instrument on a pro-rata basis).

See Abbreviations on page 31.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2016 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost.	$128,986,037
Value	$128,830,142
Cash	1,409,197
Restricted Cash (Note 1c)	2,073,000
Receivables:
Capital shares sold	36,163
Interest.	90,151
Affiliates	2,352
Variation margin	744,939
Unrealized appreciation on OTC swap contracts	1,401,148
Other assets	14
Total assets	134,587,106
Liabilities:
Payables:
Capital shares redeemed	6,198
Management fees	55,153
Distribution fees	1,722
Professional fees	40,040
Due to brokers	2,073,000
Accrued expenses and other liabilities	7,263
Total liabilities	2,183,376
Net assets, at value	$132,403,730
Net assets consist of:
Paid-in capital	$133,808,983
Accumulated net investment loss	(304,910)
Net unrealized appreciation (depreciation)	710,477
Accumulated net realized gain (loss)	(1,810,820)
Net assets, at value	$132,403,730

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued) November 30, 2016 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Class A:
Net assets, at value	$4,503,893
Shares outstanding	701,527
Net asset value per share[a]	$6.42
Maximum offering price per share (net asset value per share ÷ 94.25%)	$6.81
Class C:
Net assets, at value	$1,032,544
Shares outstanding	164,399
Net asset value and maximum offering price per share[a]	$6.28
Class R:
Net assets, at value	$9,193
Shares outstanding	1,440
Net asset value and maximum offering price per share	$6.38
Class R6:
Net assets, at value	$125,564,430
Shares outstanding	19,327,137
Net asset value and maximum offering price per share	$6.50
Advisor Class:
Net assets, at value	$1,293,670
Shares outstanding	197,406
Net asset value and maximum offering price per share	$6.55

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Investment income:
Interest	$349,856
Expenses:
Management fees (Note 3a)	575,663
Distribution fees: (Note 3c)
Class A	5,334
Class C	5,124
Class R	15
Transfer agent fees: (Note 3e)
Class A	9,918
Class C	2,383
Class R	21
Class R6	32
Advisor Class.	2,133
Custodian fees (Note 4)	498
Reports to shareholders	5,759
Registration and filing fees	40,580
Professional fees	44,287
Trustees’ fees and expenses	19,017
Other	5,014
Total expenses.	715,778
Expense reductions (Note 4)	(575)
Expenses waived/paid by affiliates (Note 3f and 3g)	(214,340)
Net expenses.	500,863
Net investment income (loss)	(151,007)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(271,406)
Written options	256,385
Futures contracts	1,388,573
Swap contracts	(3,008,592)
Net realized gain (loss)	(1,635,040)
Net change in unrealized appreciation (depreciation) on:
Investments	(55,583)
Futures contracts	(784,344)
Swap contracts	1,748,046
Net change in unrealized appreciation (depreciation)	908,119
Net realized and unrealized gain (loss)	(726,921)
Net increase (decrease) in net assets resulting from operations	$(877,928)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(151,007)	$(347,124)
Net realized gain (loss)	(1,635,040)	(1,003,848)
Net change in unrealized appreciation (depreciation)	908,119	(646,629)
Net increase (decrease) in net assets resulting from operations	(877,928)	(1,997,601)
Capital share transactions: (Note 2)
Class A	735,909	1,805,061
Class C	188,278	495,022
Class R	669	4,615
Class R6	(5,122,792)	80,347,873
Advisor Class.	620,489	427,868
Total capital share transactions	(3,577,447)	83,080,439
Net increase (decrease) in net assets	(4,455,375)	81,082,838
Net assets:
Beginning of period	136,859,105	55,776,267
End of period	$132,403,730	$136,859,105
Accumulated net investment loss included in net assets:
End of period	$(304,910)	$(153,903)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various

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Semiannual Report 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Derivative Financial Instruments (continued)

risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 7 regarding investment transactions and other derivative information, respectively.

c. Restricted Cash

At November 30, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

d. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2016, the FP Subsidiary’s investments, as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2016, the net assets of the FP Subsidiary were $30,584,203, representing 23.1% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

The results from operations of the FP Subsidiary for the six months ended November 30, 2016, were as follows:

Net investment income (loss)	$(98,234)
Net realized gain (loss)	(1,636,934)
Net change in unrealized appreciation (depre-
ciation)	948,456
Net increase (decrease) in net assets resulting
from operations	$(786,712)

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion

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Semiannual Report 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	207,902	$1,350,392	410,630	$2,517,563
Shares redeemed	(95,511)	(614,483)	(113,450)	(712,502)
Net increase (decrease)	112,391	$735,909	297,180	$1,805,061
Class C Shares:
Shares sold	63,872	$405,937	97,440	$584,239
Shares redeemed	(35,170)	(217,659)	(15,208)	(89,217)
Net increase (decrease)	28,702	$188,278	82,232	$495,022
Class R Shares:
Shares sold	150	$1,104	792	$4,615
Shares redeemed	(65)	(435)	—	—
Net increase (decrease)	85	$669	792	$4,615
Class R6 Shares:
Shares sold	144,150	$937,239	14,259,716	$89,857,489
Shares redeemed	(941,155)	(6,060,031)	(1,547,056)	(9,509,616)
Net increase (decrease)	(797,005)	$(5,122,792)	12,712,660	$80,347,873
Advisor Class Shares:
Shares sold	121,106	$787,376	75,153	$475,789
Shares redeemed	(25,844)	(166,887)	(7,203)	(47,921)
Net increase (decrease)	95,262	$620,489	67,950	$427,868

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)
(formerly Pelagos Capital Management, LLC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers.	$2,831
CDSC retained	$45

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Semiannual Report 25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3.	Transactions with Affiliates (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $14,487, of which $7,406 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	836,916	12,847,178	(13,684,094)	–	$–	$–	$–	–%

g. Waiver and Expense Reimbursements

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% and Class R6 does not exceed 0.68% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to October 1, 2016, expenses for Class R6 were limited to 0.73%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

h. Other Affiliated Transactions

At November 30, 2016, the shares of the Fund were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares[a]
Franklin Moderate Allocation Fund	8,105,013	39.8%
Franklin Conservative Allocation Fund	5,230,885	25.7%
Franklin Growth Allocation Fund	4,669,018	22.9%
Franklin LifeSmart 2025 Retirement Target Fund	391,806	1.9%
Franklin LifeSmart 2035 Retirement Target Fund	314,819	1.5%
Franklin LifeSmart 2045 Retirement Target Fund	224,286	1.1%
Franklin LifeSmart 2030 Retirement Target Fund	109,357	0.5%
Franklin LifeSmart 2020 Retirement Target Fund	106,510	0.5%
Franklin LifeSmart 2040 Retirement Target Fund	89,669	0.4%
Franklin LifeSmart 2050 Retirement Target Fund	70,691	0.4%
Franklin LifeSmart 2055 Retirement Target Fund	15,083	0.1%
Franklin Resources, Inc	563	—%[b]
	19,327,700	94.8%

aInvestment activities of significant shareholders could have a material impact on the Fund.
bRounds to less than 0.01%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2016, the Fund had long-term capital loss carryforwards of $175,775.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At May 31, 2016, the Fund deferred late-year ordinary losses of $72,053.

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$129,012,047

Unrealized appreciation	$20,779
Unrealized depreciation	(202,684)
Net unrealized appreciation (depreciation)	$(181,905)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, investments in the FP Subsidiary and non-deductible expenses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, aggregated $20,000,000 and $18,000,000, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

6. Investment Transactions (continued)
Transactions in options written during the period ended November 30, 2016, were as follows:
Number of
	Contracts	Premiums
Options outstanding at May 31, 2016.	—	$—
Options written	492	256,385
Options expired.	(492)	(256,385)
Options exercised	—	—
Options closed	—	—
Options outstanding at November 30, 2016	—	$—

See Notes 1(b) and 7 regarding derivative financial instruments and other derivative information, respectively.

7. Other Derivative Information

At November 30, 2016, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Consolidated Statement of			Consolidated Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value
Commodity contracts	Variation margin	$103,321	[a]	Variation margin	$638,097	[a]
	Unrealized appreciation on OTC	1,401,148		Unrealized depreciation on OTC	—
	swap contracts			swap contracts
Totals		$1,504,469			$638,097

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2016, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss) for	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Location	the Period	Operations Location	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Commodity contracts	Investments	$(272,959)[a]
	Written options	256,385
	Futures contracts	1,388,573	Futures contracts	$(784,344)
	Swap contracts	(3,008,592)	Swap contracts	1,748,046
Totals		$(1,636,593)		$963,702

[a]Purchased option contracts are included in net realized gain (loss) from investments in the Consolidated Statement of Operations.

For the period ended November 30, 2016, the average month end fair value of derivatives represented 1.4% of average month end net assets. The average month end number of open derivative contracts for the period was 6.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of
	Assets and Liabilities Presented
	in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Swap contracts	$1,401,148	$ —

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities

Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset[a]	Received	Received[b]	than zero)

Counterparty
MSCS	$1,401,148	$ —	$ —	$(1,401,148)	$ —

aAs of November 30, 2016, the Fund had no OTC derivative liabilities.
bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Notes 1(b) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 31.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2016, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

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Semiannual Report 29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

9.	Fair Value Measurements (continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$42,877,077	$—	$42,877,077
Short Term Investments	81,778,065	4,175,000	—	85,953,065
Total Investments in Securities	$81,778,065	$47,052,077	$—	$128,830,142

Other Financial Instruments:
Futures Contracts	$103,321	$—	$—	$103,321
Swap Contracts.	—	1,401,148	—	1,401,148
Total Other Financial Instruments	$103,321	$1,401,148	$—	$1,504,469

Liabilities:
Other Financial Instruments:
Futures Contracts	$638,097	$—	$—	$638,097

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLMC	Federal Home Loan Mortgage Corp.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 Semiannual Report

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2016

Franklin K2 Long Short Credit Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Contents
Semiannual Report
Franklin K2 Long Short Credit Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	28
Notes to Financial Statements	32
Shareholder Information	45

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Franklin K2 Long Short Credit Fund

We are pleased to bring you Franklin K2 Long Short Credit Fund’s semiannual report for the period ended November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple investment advisors (subadvisors), while the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities and asset-backed securities, U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in mortgage dollar rolls, repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

What is a mortgage dollar roll?

A mortgage dollar roll is a type of repurchase transaction in the mortgage pass-through securities market in which the buy side trade counterparty of a “to be announced” (TBA) trade agrees to a sell off the same TBA trade in the current month and to a buy back the same trade in a future month at a lower price. In a dollar roll, the buy side trade counterparty gets to invest the funds that otherwise would have been required to settle the buy trade in the current month until the agreed upon future buy-back. The sell side trade counterparty benefits by not having to deliver the pass-through securities (which they might otherwise have shorted or committed to another trade) in the current month.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total
100% or may be negative due to rounding, use of any derivatives or other factors.

Performance Overview

The Fund’s Class A shares delivered a +4.43% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.18% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Fixed Income-Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, generated a +3.27% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. — www.hedgefundresearch.com. The HFRX Fixed Income-Credit Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Economic and Market Overview

The global economy expanded during the six months under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various central banks, an improvement in commodity prices, generally encouraging economic data across regions, expectations of higher interest rates and inflation in the U.S. driven by hopes of expansionary fiscal policies under the new U.S. President Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, the impact of these factors was partially offset by global economic concerns, the U.K.’s historic referendum to leave the European Union (also known as “Brexit”), uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks.

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter compared to the second quarter, mainly due to personal consumption expenditure, exports, private inventory investment, federal government spending and nonresidential fixed investment. Although the Fed kept its target interest rate unchanged during the review period, and lowered its forecast for 2016 U.S. economic growth at the September meeting, it maintained its stance that the case for a U.S. interest rate increase had strengthened. Further, the Fed Chair Janet Yellen, at her testimony to the Congress’ Joint Economic Committee in November, set the stage for an interest rate hike in December, as long as data continued to provide evidence of economic resilience.

In Europe, the U.K.’s economy moderated in the third quarter, supported by growth in services. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s economic growth held steady in the third quarter from the second quarter, while the region’s annual inflation rate rose to its highest level since April 2014 toward period-end. The European Central Bank cut its benchmark interest rate and expanded its massive bond-buying program in August 2016 to boost the region’s growth.

In Asia, Japan’s economic growth slowed in the second quarter compared to the first quarter, amid falling exports and weak corporate investment. However, the Japanese economy grew significantly in the third quarter, largely due to a rise in exports.

After announcing additional monetary easing measures in July, the Bank of Japan, at its September meeting, overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate near the current level of 0%.

In emerging markets, economic growth generally moderated during the review period. Although the pace of contraction in Brazil’s economy had slowed in 2016’s second quarter, third-quarter gross domestic product declined faster than in the second quarter, despite improved business sentiment near the end of August with the expected impeachment of President Dilma Rousseff. Russia’s economic contraction continued to ease in 2016’s third quarter. The Bank of Russia reduced its key interest rates in June and September in an attempt to revive its economy. China’s economy grew at a stable rate in 2016’s third quarter, and remained within the government’s targeted range. The People’s Bank of China weakened its currency during the review period as the U.S. dollar strengthened. Elsewhere, India’s economic growth marginally increased from July to September due to slower private consumption growth and increasing government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the review period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial mortgage-backed securities, real estate investment trusts, credit default swaps on various indexes, collateralized loan obligations and asset-backed securities. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and

4 Semiannual Report

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FRANKLIN K2 LONG SHORT CREDIT FUND

currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

Manager’s Discussion

The Fund’s subadvisors for the review period were Apollo Credit Management, Chatham Asset Management, Candlewood Investment Group, Ellington Global Asset Management and Emso Asset Management. These subadvisors use credit long short, structured credit or emerging markets fixed income investment strategies, as shown in the table on this page.

All strategies of these five subadvisors strengthened absolute performance for the six-month review period, led by the credit long short strategy. We were encouraged that all five subadvi-sors, including those in the structured credit and emerging market fixed income strategies, delivered positive returns. Despite economic concerns that arose over the period—Brexit, the U.S. presidential election and global growth—overall, a risk-on environment persisted in high-yield credit markets until November, as evidenced by the Credit Suisse High Yield Index returning +7.38% over the review period. In contrast, investment-grade corporate credits experienced lackluster results as investors began to anticipate higher interest rates.

As we approach 2017, we believe we are at the end of a decades-long bull market in fixed income and the “low for longer” search for yield. Although interest rates have recently spiked, overall, yields were still near historical lows at period-end. We also believe, credit strategies that can be nimble and take both long and short positions in credit have healthy performance potential in 2017.

Both credit long short strategy subadvisors delivered positive performance in the review period. On a sector level, communications, basic materials, technology and currency positioning benefited returns. Looking at individual positions, a long position in a U.S. newspaper and magazine publisher’s bonds aided results as the company completed a debt exchange that substantially reduced interest expenses, strengthening the company’s capital structure. Second-lien bonds for a Canadian media publisher also contributed positively based on news that the company planned to exchange most of its equity for the second-lien debt in order to deleverage the company’s capital structure. Bonds issued by a steel company also contributed positively, as the company announced strong earnings.

Subadvisors
11/30/16

Credit Long Short

Apollo Credit Management LLC
Chatham Asset Management, LLC

Structured Credit

Candlewood Investment Group, L.P.
Ellington Global Asset Management, L.L.C.

Emerging Markets Fixed Income

Emso Asset Management Limited

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Semiannual Report 5

FRANKLIN K2 LONG SHORT CREDIT FUND

Conversely, hedges in the form of put options on equity indexes, including the Standard &Poor’s 500® Index, detracted from relative performance in the credit long short strategy as equities rose over the review period. Cash and cash-equivalent positions also detracted from returns amid a risk-on investment environment.

In structured credit, subadvisor positioning, along with strength in the asset-backed security and residential and commercial mortgage-backed security (MBS) markets over the review period, helped both structured credit strategy subadvisors register positive returns. Residential MBS markets received a boost in August following a settlement payout from a bank regarding loans made by one of its divisions prior to its being acquired, as investors looked to reinvest cash received from the payout.

Conversely, a short position in a high yield credit index that was used as a portfolio hedge hindered performance, as the bond sector had healthy returns during the review period.

In emerging markets fixed income, the energy sector, currency positioning and sovereign emerging-market government bonds contributed positively to overall results. For example, a long position in a quasi-sovereign oil producer’s credit in Brazil, as well as sovereign government bonds in Argentina and Greece, contributed positively to gains. A short position in the euro versus the U.S. dollar also helped returns, as the euro weakened amid robust monetary accommodation from the European Central Bank.

Conversely, a detractor at the country level was Turkey. Short exposure to the country’s sovereign government bonds detracted from performance as the political environment calmed and investors focused on the government’s commitment to financial stability following a failed military coup.

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+4.43%	-1.49%
1-Year	+6.70%	+0.61%
Since Inception (9/8/15)	+7.55%	+1.11%
Advisor
6-Month	+4.53%	+4.53%
1-Year	+6.70%	+6.70%
Since Inception (9/8/15)	+7.66%	+6.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN K2 LONG SHORT CREDIT FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	2.60%	3.61%
Advisor	2.35%	3.36%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing, and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect.
Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direc-
tion of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower rated or high yield debt securities
(junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Investments in derivatives involve costs and create economic leverage, which may result in sig-
nificant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]
A	$1,000	$1,045.30	$12.77	$1,012.58	$12.56	2.49%
C	$1,000	$1,039.70	$17.69	$1,007.72	$17.41	3.46%
R	$1,000	$1,043.60	$12.60	$1,012.73	$12.41	2.46%
R6	$1,000	$1,045.30	$12.56	$1,012.78	$12.36	2.45%
Advisor	$1,000	$1,045.30	$12.61	$1,012.73	$12.41	2.46%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Semiannual Report 9

Financial Highlights
Franklin K2 Long Short Credit Fund
	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.15	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.21
Net realized and unrealized gains (losses)	0.35	0.08
Total from investment operations	0.46	0.29
Less distributions from:
Net investment income	—	(0.08)
Net realized gains	—	(0.06)
Total distributions	—	(0.14)
Net asset value, end of period	$10.61	$10.15

Total return[d]	4.53%	2.99%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.31%	3.37%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.49%	2.30%[g]
Expenses incurred in connection with securities sold short	0.55%	0.40%
Net investment income	2.39%	2.85%

Supplemental data
Net assets, end of period (000’s)	$37,392	$28,198
Portfolio turnover rate	169.41%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)
	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.07	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.09
Net realized and unrealized gains (losses)	0.36	0.12
Total from investment operations	0.40	0.21
Less distributions from:
Net investment income	—	(0.08)
Net realized gains	—	(0.06)
Total distributions	—	(0.14)
Net asset value, end of period	$10.47	$10.07

Total return[d]	3.97%	2.20%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	4.28%	3.62%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.46%	2.55%[g]
Expenses incurred in connection with securities sold short	0.55%	0.40%
Net investment income	1.42%	2.60%

Supplemental data
Net assets, end of period (000’s)	$925	$270
Portfolio turnover rate	169.41%	511.62%

a For the period September 8, 2015 (commencement of operations) to May 31, 2016.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g Benefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.10	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.08
Net realized and unrealized gains (losses)	0.33	0.16
Total from investment operations	0.44	0.24
Less distributions from:
Net investment income	—	(0.08)
Net realized gains	—	(0.06)
Total distributions	—	(0.14)
Net asset value, end of period	$10.54	$10.10

Total return[d]	4.36%	2.48%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.28%	3.37%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.46%	2.30%[g]
Expenses incurred in connection with securities sold short	0.55%	0.40%
Net investment income	2.42%	2.85%

Supplemental data
Net assets, end of period (000’s)	$48	$12
Portfolio turnover rate	169.41%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.15	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.23
Net realized and unrealized gains (losses)	0.35	0.06
Total from investment operations	0.46	0.29
Less distributions from:
Net investment income	—	(0.08)
Net realized gains	—	(0.06)
Total distributions	—	(0.14)
Net asset value, end of period	$10.61	$10.15

Total return[d]	4.53%	3.01%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.27%	3.35%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.45%	2.28%[g]
Expenses incurred in connection with securities sold short	0.55%	0.40%
Net investment income	2.43%	2.87%

Supplemental data
Net assets, end of period (000’s)	$12,637	$12,384
Portfolio turnover rate	169.41%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.15	$10.00
Income from investment operationsb:
Net investment income[c]	0.11	0.20
Net realized and unrealized gains (losses)	0.35	0.09
Total from investment operations	0.46	0.29
Less distributions from:
Net investment income	—	(0.08)
Net realized gains	—	(0.06)
Total distributions	—	(0.14)
Net asset value, end of period	$10.61	$10.15

Total return[d]	4.53%	2.99%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.28%	3.36%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.46%	2.29%[g]
Expenses incurred in connection with securities sold short	0.55%	0.40%
Net investment income	2.42%	2.86%

Supplemental data
Net assets, end of period (000’s)	$25,063	$23,058
Portfolio turnover rate	169.41%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL H IGHLIGHTS

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2016 (unaudited)
Franklin K2 Long Short Credit Fund
	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 1.1%
Diversified Telecommunication Services 0.1%
CenturyLink Inc	United States	1,877	$44,147
[a] Level 3 Communications Inc	United States	362	19,935
			64,082
Equity Real Estate Investment Trusts (REITs) 0.2%
[a,b] iStar Inc	United States	13,256	161,988
Independent Power & Renewable Electricity Producers 0.8%
Atlantica Yield PLC	Spain	671	12,159
[c] NRG Yield Inc., A	United States	23,033	336,052
Pattern Energy Group Inc	United States	5,956	116,916
[a,b] TerraForm Power Inc., A	United States	7,788	98,362
			563,489
Media 0.0%†
[c,a] Postmedia Network Canada Corp	Canada	56,068	27,548
Pharmaceuticals 0.0%†
[a] Sanofi, Contingent Value, rts., 12/31/20	France	26,594	9,335
Total Common Stocks and Other Equity Interests
(Cost $865,145)			826,442
Management Investment Companies 0.6%
Diversified Financial Services 0.6%
[c] BlackRock Corporate High Yield Fund Inc	United States	17,617	184,626
BlackRock Credit Allocation Income Trust	United States	4,359	54,008
First Trust High Income Long / Short Fund	United States	3,577	56,230
MFS Multimarket Income Trust	United States	8,622	51,128
Prudential Global Short Duration High Yield Fund Inc	United States	4,088	60,176
Wells Fargo Income Opportunities Fund	United States	6,279	50,860
Total Management Investment Companies (Cost $465,516)			457,028
Convertible Preferred Stocks (Cost $126,723) 0.2%
Independent Power & Renewable Electricity Producers 0.2%
Dynegy Inc., 7.00%, cvt. pfd	United States	2,000	130,580
Preferred Stocks (Cost $2,633) 0.0%†
Thrifts & Mortgage Finance 0.0%†
[a] FNMA, 6.75%, pfd., Q	United States	585	4,387

		Principal
		Amount*
Convertible Bonds 1.1%
Energy Equipment & Services 0.2%
Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	117,000	126,945
Independent Power & Renewable Electricity Producers 0.4%
[c,e] NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	175,000	175,547
Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	114,000	111,649
			287,196
Wireless Telecommunication Services 0.5%
[c,e] Clearwire Communications LLC / Clearwire Finance Inc., senior bond, 144A,
8.25%, 12/01/40	United States	376,000	394,800
Total Convertible Bonds (Cost $785,604)			808,941

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Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes 28.2%
Aerospace & Defense 0.3%
[e] Bombardier Inc., senior note, 144A, 8.75%, 12/01/21	Canada	225,000	$223,875
Capital Markets 0.3%
[e] Donnelley Financial Solutions Inc., senior note, 144A, 8.25%, 10/15/24	United States	197,000	200,940
Commercial Services & Supplies 0.5%
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	67,000	63,650
senior bond, 6.00%, 4/01/24	United States	327,000	296,752
senior bond, 6.625%, 4/15/29	United States	8,000	6,880
[c] senior note, 7.00%, 2/15/22	United States	4,000	3,880
			371,162
Communications Equipment 0.0%†
[e] Avaya Inc., senior note, first lien, 144A, 7.00%, 4/01/19	United States	25,000	21,875
Construction & Engineering 0.5%
[e] Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	375,000	386,719
Construction Materials 0.4%
[c,e] Standard Industries Inc., senior note, 144A, 5.125%, 2/15/21	United States	286,000	298,870
Containers & Packaging 0.7%
[c] Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
Luxembourg SA, senior secured note, first lien, 6.875%, 2/15/21	United States	486,102	500,686
Diversified Financial Services 2.0%
[c] Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	544,000	522,240
[e] iPayment Inc., secured note, second lien, 144A, 9.50%, 12/15/19	United States	697,594	717,650
[e] Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	383,000	302,570
			1,542,460
Diversified Telecommunication Services 2.2%
Frontier Communications Corp., senior note,
10.50%, 9/15/22	United States	75,000	77,531
11.00%, 9/15/25	United States	531,000	534,319
[e] Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	182,000	184,275
[c,e] Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 144A, 3.36%, 9/20/21	United States	663,000	666,315
[e] Telesat Canada / Telesat LLC, senior note, 144A, 8.875%, 11/15/24	Canada	219,000	224,201
			1,686,641
Energy Equipment & Services 0.6%
[f] Petroleos Mexicanos, senior bond, Reg S, 6.875%, 8/04/26	Mexico	114,000	117,876
[c,e] Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	343,000	348,145
			466,021
Equity Real Estate Investment Trusts (REITs) 1.0%
[c,e] Communications Sales & Leasing Inc., first lien, 144A, 6.00%, 4/15/23	United States	271,000	281,840
[c] iStar Inc., senior note, 5.00%, 7/01/19	United States	453,000	446,771
			728,611
Health Care Equipment & Supplies 0.2%
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	195,000	186,615
Health Care Providers & Services 1.0%
CHS / Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	133,000	105,403
senior secured, first lien note, 5.125%, 8/15/18	United States	387,000	377,364

16 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Health Care Providers & Services (continued)
HCA Inc., senior secured bond, first lien, 5.25%, 4/15/25	United States	153,000	$154,530
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	158,000	141,212
			778,509
Hotels, Restaurants & Leisure 3.1%
[c,e] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	525,000	538,125
[c,e] Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	401,000	403,005
[e] Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24	United States	45,000	45,225
[e] Pizzaexpress Financing 2 PLC, senior secured note, first lien, 144A,
6.625%, 8/01/21	United Kingdom	543,000 GBP	681,033
[c] Scientific Games International Inc., senior note, 10.00%, 12/01/22	United States	607,000	572,097
[e] Viking Cruises Ltd., 144A,
senior bond, 6.25%, 5/15/25	United States	50,000	45,375
senior note, 8.50%, 10/15/22	United States	107,000	109,408
			2,394,268
Independent Power & Renewable Electricity Producers 0.3%
[c,e] Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	143,000	145,860
[e] TerraForm Power Operating LLC, senior note, 144A,
6.375%, 2/01/23	United States	30,000	30,834
6.125%, 6/15/25	United States	16,000	16,680
			193,374
Machinery 1.0%
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	778,000	781,890
Media 5.2%
[e] American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	325,232	297,587
sub. note, zero cpn., 3/01/22	United States	2,452,010	1,599,937
[e] Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	303,000	319,665
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	33,000	28,108
senior bond, 6.875%, 3/15/29	United States	377,000	311,025
senior secured note, first lien, 9.00%, 12/15/22	United States	98,000	103,880
[c,e,g] Postmedia Network Inc., secured, second lien note, 144A, PIK, 10.25%, 7/15/23	Canada	448,000	472,640
[e] Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	654,000	662,175
[e] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	180,000	171,225
			3,966,242
Metals & Mining 2.1%
AK Steel Corp.,
[c] senior bond, 7.625%, 5/15/20	United States	651,000	668,902
senior bond, 8.375%, 4/01/22	United States	222,000	233,932
senior note, 7.625%, 10/01/21	United States	462,000	483,945
CSN Islands XI Corp., senior note, 6.875%, 9/21/19	Brazil	234,000	193,050
CSN Resources SA, senior note, 6.50%, 7/21/20	Brazil	13,000	10,238
			1,590,067

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Semiannual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels 4.6%
[e] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	451,000		$365,310
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., senior bond,
6.75%, 2/01/22	United States	36,000		37,508
[c] 6.875%, 2/15/23	United States	329,000		353,675
[c,e] NGPL PipeCo LLC, 144A,
secured note, 7.119%, 12/15/17	United States	633,000		659,902
senior secured note, 9.625%, 6/01/19	United States	745,000		782,250
[c,e] Permian Resources LLC, senior secured note, first lien, 144A, 13.00%, 11/30/20	United States	21,000		24,465
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	36,000		36,180
senior note, 3.00%, 1/15/19	Brazil	164,000		160,056
senior note, 4.875%, 3/17/20	Brazil	498,000		488,389
senior note, 8.375%, 5/23/21	Brazil	142,000		152,650
[f] Petroleos de Venezuela SA, Reg S,
senior bond, 6.00%, 11/15/26	Venezuela	484,000		179,177
senior note, 6.00%, 5/16/24	Venezuela	246,272		92,684
[e] Seven Generations Energy Ltd., senior note, 144A, 8.25%, 5/15/20	Canada	143,000		152,831
				3,485,077
Paper & Forest Products 1.1%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,034,000		806,520
Road & Rail 0.0%†
[e] Florida East Coast Holdings Corp., senior secured note, first lien, 144A,
6.75%, 5/01/19	United States	24,000		24,840
Software 0.6%
[c,e] Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	425,000		443,062
Specialty Retail 0.5%
[e,h] Conduent Finance Inc. / Xerox Business Services LLC, senior note, 144A,
10.50%, 12/15/24	United States	326,000		339,855
[e] Guitar Center Inc., senior secured note, first lien, 144A, 6.50%, 4/15/19	United States	90,000		79,875
				419,730
Total Corporate Bonds and Notes (Cost $20,017,005)				21,498,054
Foreign Government and Agency Securities 3.8%
Argentine Bonos del Tesoro,
16.00%, 10/17/23	Argentina	3,383,803	ARS	206,063
senior note, 15.50%, 10/17/26	Argentina	846,221	ARS	51,666
Government of Argentina,
[f] Reg S, 5.00%, 1/15/27	Argentina	100,000	EUR	92,869
7.82%, 12/31/33	Argentina	250,451	EUR	262,388
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	328,282	EUR	196,320
senior note, 8.75%, 6/02/17	Argentina	300,000		311,100
[f] senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	99,983
[f] Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	62,000	EUR	68,130
Government of Hellenic Republic,
[f] senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21,
4.30% thereafter, 2/24/42	Greece	354,580	EUR	274,575
[e] senior note, 144A, 4.75%, 4/17/19	Greece	57,000	EUR	58,156
[f] Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	250,000		199,375
[f] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000		200,122

18 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Russia,
6.40%, 5/27/20	Russia	15,197,000	RUB	$ 222,060
[f] Reg S, 4.75%, 5/27/26	Russia	200,000		204,112
[f] Government of Ukraine, senior note, Reg S, 7.75%, 9/01/19	Ukraine	149,000		144,645
Letras del Banco Central de la Republica Argentina,
Strip, 1/11/17 - 1/25/17	Argentina	5,448,234	[i] ARS	332,617
Total Foreign Government and Agency Securities
(Cost $2,916,960)				2,924,181

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 31.2%
Banks 7.0%
[j] Wachovia Bank Commercial Mortgage 2007-C30 Trust, AJ, FRN,
5.413%, 12/15/43	United States	1,750,000		1,756,389
[j] Wachovia Bank Commercial Mortgage 2007-C31 Trust, AJ, FRN,
5.66%, 4/15/47	United States	2,715,000		2,746,539
[e] Wachovia Bank Commercial Mortgage 2007-C32 Trust, AMFX, 144A,
5.703%, 6/15/49	United States	495,000		500,825
[j] Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN,
0.672%, 5/25/36	United States	499,782		277,420
				5,281,173
Consumer Finance 1.2%
[j] Impac CMB 2004-9 Trust, 1A2, FRN, 1.472%, 1/25/35	United States	1,037,679		892,679
Diversified Financial Services 19.5%
[j] American Home Mortgage Assets 2005-1 Trust, 1A1, FRN, 3.393%, 11/25/35	United States	307,379		264,334
[j] American Home Mortgage Assets 2006-4 Trust, 1A11, FRN, 0.774%, 10/25/46	United States	357,206		239,522
[e] Avant Loans Funding 2016-B Trust, A, 144A, 3.92%, 8/15/19	United States	619,082		622,054
[e] Avant Loans Funding 2016-C Trust, A, 144A, 2.96%, 9/16/19	United States	215,922		216,129
[j] Banc of America Funding 2006-G Trust, M1, FRN, 0.862%, 7/20/36	United States	3,500,000		2,328,394
[j] Banc of America Mortgage 2005-L Trust, 3A1, FRN, 2.788%, 1/25/36	United States	678,548		637,129
[e,j] BCAP LLC 2010-RR1 Trust, 1A4, 144A, FRN, 2.944%, 3/26/37	United States	745,768		640,367
[j] Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 3.231%, 7/25/36	United States	116,030		101,746
[j] Bear Stearns ARM 2007-4 Trust, 22A1, FRN, 4.637%, 6/25/47	United States	107,659		98,722
[e,j] Carlyle Global Market Strategies CLO 2014-3A Ltd., C1, 144A, FRN,
4.586%, 7/27/26	Cayman Islands	500,000		503,092
[e,j] Cornerstone CLO Ltd. 2007-C Trust, 144A, FRN, 3.28%, 7/15/21	United States	1,000,000		973,954
[j] Countrywide Alternative Loan 2005-IM1 Trust, A1, FRN, 0.892%, 1/25/36	United States	284,813		250,440
Credit Suisse First Boston Mortgage Securities Corp., 1A2, 7.50%, 3/25/32	United States	652,070		701,257
CSMC Mortgage-Backed 2006-4 Trust, 9A1, 6.50%, 5/25/36	United States	1,007,900		661,731
[j] DSLA Mortgage Loan 2006-AR1 Trust, 2A1A, FRN, 1.463%, 4/19/47	United States	1,063,962		920,781
[j] GreenPoint Mortgage Loan 2004-1 Trust, A, FRN, 1.167%, 10/25/34	United States	307,689		271,458
[j] Home Equity Mortgage Loan Asset-Backed 2001-A Trust, AV, FRN,
1.112%, 3/25/31	United States	107,794		96,950
JP Morgan Chase Commercial Mortgage Securities 2006-LDP9 Trust, AM,
5.372%, 5/15/47	United States	500,000		499,829
[j] JP Morgan Mortgage 2006-A5 Trust, 6A1, FRN, 2.708%, 8/25/36	United States	667,536		544,119
[j] JP Morgan Mortgage 2007-A2 Trust, 2A1, FRN, 3.022%, 4/25/37	United States	460,591		409,633
[e,j] Katonah Ltd. 2007-B1L Trust, 144A, FRN, 3.882%, 4/23/22	United States	1,000,000		999,977
[j] MASTR Seasoned Securitization 2004-1 Trust, 4A1, FRN, 3.05%, 10/25/32	United States	99,478		99,737
[j] National Collegiate Student Loan 2007-1 Trust, A3, FRN, 0.824%, 7/25/30	United States	473,799		458,428
[j] National Collegiate Student Loan 2007-4 Trust, A3A2, FRN, 4.092%, 3/25/38	United States	1,250,000		1,162,788
[j] WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A, FRN,
1.302%, 4/25/47	United States	94,801		85,654

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Semiannual Report 19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e] Willis Engine Securitization Trust II, Series 2012-A, 144A, 5.50%, 9/15/37, A	United States	1,081,605	$1,072,141
			14,860,366
Thrifts & Mortgage Finance 3.5%
[j] IndyMac INDX Mortgage Loan 2004-AR14 Trust, 2A1A, FRN, 1.312%, 1/25/35	United States	815,006	616,231
[j] IndyMac INDX Mortgage Loan 2005-AR13 Trust, 4A1, FRN, 2.941%, 8/25/35	United States	543,956	475,100
[j] IndyMac INDX Mortgage Loan 2005-AR16IP Trust, A1, FRN, 1.232%, 7/25/45	United States	399,474	336,966
[j] IndyMac INDX Mortgage Loan 2006-AR29 Trust, A2, FRN, 0.672%, 11/25/36	United States	279,615	231,797
[j] LB-UBS Commercial Mortgage 2007-C2 Trust, AM, FRN, 5.493%, 2/15/40	United States	1,000,000	1,011,144
			2,671,238
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities
(Cost $23,073,063)			23,705,456

		Number of
		Contracts

Options Purchased 0.1%
Calls – Exchange-Traded
Auto Components 0.0%†
American Axle & Manufacturing Inc., January Strike Price $15.00, Expires 1/20/17	United States	72	9,288
Diversified Financial Services 0.0%†
Chicago Board Options Exchange SPX Volatility Index, December Strike Price
$16.00, Expires 12/21/16	United States	34	2,686
Diversified Telecommunication Services 0.0%†
Globalstar Inc., December Strike Price $1.50, Expires 12/16/16	United States	66	330
Energy Equipment & Services 0.0%†
Ocean Rig UDW Inc., March Strike Price $2.00, Expires 3/17/17	Cyprus	45	1,687
Exchange Traded Funds 0.0%†
iShares 20+ Year Treasury Bond ETF, December Strike Price $125.00,
Expires 12/16/16	United States	54	1,242
Household Durables 0.0%†
Beazer Homes USA Inc., May Strike Price $12.00, Expires 5/19/17	United States	26	7,085
Puts – Exchange-Traded
Diversified Financial Services 0.0%†
S&P 500 E-Mini Index, December Strike Price $2,100.00, Expires 12/16/16	United States	1	180
S&P 500 E-Mini Index, December Strike Price $2,120.00, Expires 12/16/16	United States	1	245
S&P 500 Index, December Strike Price $2,000.00, Expires 12/02/16	United States	10	50
S&P 500 Index, December Strike Price $2,075.00, Expires 12/16/16	United States	12	2,808
S&P 500 Index, December Strike Price $2,075.00, Expires 12/30/16	United States	7	3,920
S&P 500 Index, December Strike Price $2,100.00, Expires 12/30/16	United States	17	12,920
			20,123
Energy Equipment & Services 0.0%†
Weatherford International PLC, December Strike Price $4.00, Expires 12/16/16	United States	180	720
Exchange Traded Funds 0.0%†
iShares Russell 2000 ETF, January Strike Price $125.00, Expires 1/20/17	United States	34	5,542
SPDR S&P 500 ETF Trust, December Strike Price $205.00, Expires 12/16/16	United States	25	525
			6,067

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of
	Country	Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Metals & Mining 0.0%†
Cia Siderurgica Nacional SA, March Strike Price $3.00, Expires 3/17/17	Brazil	29	$943
Multiline Retail 0.1%
Sears Holdings Corp., January Strike Price $10.00, Expires 1/19/18	United States	77	30,569
Semiconductors & Semiconductor Equipment 0.0%†
Advanced Micro Devices Inc., January Strike Price $5.00, Expires 1/20/17	United States	99	396
Specialty Retail 0.0%†
Tiffany & Co., February Strike Price $70.00, Expires 2/17/17	United States	18	1,386
Total Options Purchased
(Cost $118,306)			82,522

		Principal
		Amount*
U.S. Government and Agency Securities 2.7%
[c] U.S. Treasury Note,
1.125%, 8/31/21	United States	538,000	520,420
1.625%, 10/31/23	United States	160,000	154,241
1.50%, 8/15/26	United States	1,466,000	1,351,699
Total U.S. Government and Agency Securities
(Cost $2,143,182)			2,026,360
Total Investments before Short Term Investments
(Cost $50,514,137)			52,463,951

		Shares
Short Term Investments 30.9%
Money Market Funds (Cost $19,371,048) 25.5%
[k] Fidelity Investments Money Market Funds, 0.268%	United States	19,371,048	19,371,048

		Principal
		Amount*
Repurchase Agreements (Cost $4,129,573) 5.4%
[l] Joint Repurchase Agreement, 0.265%, 12/01/16
(Maturity Value $4,129,603)	United States	4,129,573	4,129,573
BNP Paribas Securities Corp. (Maturity Value $1,999,265)
Deutsche Bank Securities Inc. (Maturity Value $81,105)
HSBC Securities (USA) Inc. (Maturity Value $1,999,265)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $49,968)
Collateralized by U.S. Government Agency Securities, 0.476%, 8/03/17,
[m]U.S. Treasury Bill, 4/27/17; U.S. Treasury Note, 0.689% - 1.625%,
7/31/18 - 11/30/20; and U.S. Treasury Note, Index Linked, 2.625%, 7/15/17
(valued at $4,212,220)
Total Investments (Cost $74,014,758) 99.9%			75,964,572
Options Written (0.0)%†			(3,735)
Securities Sold Short (8.3)%			(6,315,529)
Other Assets, less Liabilities 8.4%			6,419,684
Net Assets 100.0%			$76,064,992

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Semiannual Report 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of
	Country	Contracts		Value
[n] Options Written (0.0)%†
Calls – Exchange-Traded
Equity Real Estate Investment Trusts (REITs) (0.0)%†
iStar Inc., December Strike Price $12.00, Expires 12/16/16	United States	17		$(1,020)
iStar Inc., January Strike Price $12.00, Expires 1/20/17	United States	13		(975)
iStar Inc., January Strike Price $13.00, Expires 1/20/17	United States	15		(450)
				(2,445)
Independent Power & Renewable Electricity Producers (0.0)%†
TerraForm Power Inc., A, December Strike Price $15.00, Expires 12/16/16	United States	38		(950)
Puts – Exchange-Traded
Independent Power & Renewable Electricity Producers (0.0)%†
TerraForm Power Inc., A, December Strike Price $10.00, Expires 12/16/16	United States	10		(100)
TerraForm Power Inc., A, December Strike Price $11.00, Expires 12/16/16	United States	16		(240)
				(340)
Total Options Written
(Premiums Received $5,136)				(3,735)

		Shares
[o] Securities Sold Short (8.3)%
Common Stocks (0.2)%
Capital Markets (0.0)%†
Donnelley Financial Solutions Inc	United States	863		(16,458)
Equity Real Estate Investment Trusts (REITs) (0.1)%
iStar Inc	United States	541		(6,611)
Seritage Growth Properties	United States	900		(42,876)
				(49,487)
Independent Power & Renewable Electricity Producers (0.1)%
Pattern Energy Group Inc	United States	3,521		(69,117)
Total Common Stocks
(Proceeds $136,514)				(135,062)

		Principal
		Amount*
Corporate Bonds and Notes (8.0)%
Auto Components (0.3)%
American Axle & Manufacturing Inc., senior bond, 6.625%, 10/15/22	United States	245,000		(247,450)
Banks (0.1)%
[d,j] BBVA International Preferred SAU, junior sub. bond, FRN, 5.919%, Perpetual	Spain	87,000		(85,804)
Chemicals (2.7)%
CF Industries Inc., senior bond, 3.45%, 6/01/23	United States	221,000		(200,668)
[e] CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States	317,000		(315,019)
[f] K+S AG, senior note, Reg S,
4.125%, 12/06/21	Germany	206,000	EUR	(241,489)
3.00%, 6/20/22	Germany	294,000	EUR	(320,230)
Mosaic Co., senior bond, 4.25%, 11/15/23	United States	500,000		(499,087)
Potash Corp. of Saskatchewan Inc., senior bond, 3.00%, 4/01/25	Canada	500,000		(469,654)
				(2,046,147)
Commercial Services & Supplies (0.4)%
Quad/Graphics Inc., senior note, 7.00%, 5/01/22	United States	151,000		(144,583)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

[o] Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Commercial Services & Supplies (continued)
United Rentals North America Inc., senior bond, 5.50%, 5/15/27	United States	140,000		$(139,650)
				(284,233)
Diversified Telecommunication Services (0.1)%
Windstream Services LLC, senior bond, 7.75%, 10/01/21	United States	86,000		(86,000)
Electronic Equipment, Instruments & Components (0.2)%
[e] Inception Merger Sub Inc. / Rackspace Hosting Inc., senior note, 144A,
8.625%, 11/15/24	United States	117,000		(117,292)
Energy Equipment & Services (0.4)%
Transocean Inc., senior bond,
8.125%, 12/15/21	United States	27,000		(26,865)
5.55%, 10/15/22	United States	342,000		(303,525)
				(330,390)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
Communications Sales & Leasing Inc., 8.25%, 10/15/23	United States	32,000		(33,680)
Food & Staples Retailing (0.1)%
[f,j] Iglo Foods BondCo PLC, senior secured note, first lien, FRN, Reg S,
4.198%, 6/15/20	United Kingdom	71,000	EUR	(76,160)
Food Products (0.4)%
[f] Boparan Finance PLC, senior secured note, first lien, Reg S, 5.50%, 7/15/21	United Kingdom	269,000	GBP	(317,221)
Health Care Providers & Services (0.3)%
Centene Corp., senior note, 4.75%, 1/15/25	United States	115,000		(110,400)
CHS / Community Health Systems Inc., senior note, 6.875%, 2/01/22	United States	133,000		(89,442)
				(199,842)
Hotels, Restaurants & Leisure (0.3)%
Scientific Games International Inc., senior sub. note, 6.625%, 5/15/21	United States	242,000		(196,020)
Independent Power & Renewable Electricity Producers (0.3)%
Dynegy Inc., senior note,
7.625%, 11/01/24	United States	52,000		(48,100)
[e] 144A, 8.00%, 1/15/25	United States	219,000		(202,028)
				(250,128)
Machinery (0.5)%
John Deere Capital Corp., senior note, 2.80%, 3/06/23	United States	179,000		(178,243)
[f] Selecta Group BV, senior secured note, first lien, Reg S, 6.50%, 6/15/20	Switzerland	212,000	EUR	(188,293)
				(366,536)
Media (0.0)%†
[e] CCO Holdings LLC / CCO Holdings Capital Corp., senior note, 144A,
5.875%, 4/01/24	United States	22,000		(23,347)
Metals & Mining (0.6)%
Freeport-McMoRan Inc., senior note,
3.55%, 3/01/22	United States	419,000		(399,056)
3.875%, 3/15/23	United States	41,000		(38,514)
				(437,570)
Multiline Retail (0.3)%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	114,000		(121,695)
Kohl’s Corp., senior bond, 4.25%, 7/17/25	United States	66,000		(66,522)

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Semiannual Report 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*	Value
[o] Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Multiline Retail (continued)
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	28,000	$(27,844)
			(216,061)
Trading Companies & Distributors (0.8)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	576,000	(620,148)
Wireless Telecommunication Services (0.2)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	138,000	(149,385)
Total Corporate Bonds and Notes (Proceeds $6,149,046)			(6,083,414)
Foreign Government and Agency Securities (0.1)% (Proceeds $110,028)
Italy Treasury Bond, 1.60%, 6/01/26	Italy	94,000	(97,053)
Total Securities Sold Short (Proceeds $6,395,588)			$(6,315,529)

See Abbreviations on page 44.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.
cA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written option contracts. At November 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $14,715,367, representing 19.3% of net assets.
dPerpetual security with no stated maturity date.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the net value of these securities was $17,767,795, representing 23.4% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2016, the net value of these securi-
ties was $530,155, representing 0.7% of net assets.
gIncome may be received in additional securities and/or cash.
hA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
iPrincipal amount is stated in 1,000 Argentine Peso Units.
jThe coupon rate shown represents the rate at period end.
kThe rate shown is the annualized seven-day yield at period end.
lSee Note 1(c) regarding joint repurchase agreement.
mThe security was issued on a discount basis with no stated coupon rate.
nSee Note 1(e) regarding written options.
oSee Note 1(f) regarding securities sold short.

At November 30, 2016, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Equity Contracts
S&P 500 E-Mini Index	Short	3	$329,820	12/16/16	$—	$(4,595)
Interest Rate Contracts
90 Day Eurodollar	Short	2	493,025	12/18/17	746	—
Euro-BTP Italian Government Bond	Short	1	143,429	12/08/16	9,462	—
Euro-Buxl 30 Yr. Bond	Short	1	185,855	12/08/16	2,564	—
U.S. Treasury 10 Yr. Note	Short	3	373,547	3/22/17	766	—
U.S. Treasury Long Bond	Short	2	302,563	3/22/17	1,621	—
			1,498,419		15,159	—
Total Futures Contracts			$1,828,239		$15,159	$(4,595)
Net unrealized appreciation (depreciation)					$10,564

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
South Korean Won	BOFA	Sell	129,151,374	112,796	12/05/16		$2,321	$—
South Korean Won	MSCO	Sell	130,205,694	111,525	12/14/16		150	—
Chinese Yuan	MSCO	Sell	5,321,200	790,082	12/21/16		22,502	—
Euro	DBAB	Buy	152,399	164,111	12/21/16		—	(2,383)
Euro	DBAB	Sell	119,970	127,555	12/21/16		327	(87)
Euro	MSCO	Buy	587,637	649,085	12/21/16		227	(25,703)
Euro	MSCO	Sell	1,679,748	1,884,502	12/21/16		101,931	—
Japanese Yen	MSCO	Buy	19,964,793	185,116	12/21/16		—	(10,356)
Japanese Yen	MSCO	Sell	19,964,793	197,175	12/21/16		22,415	—
Mexican Peso	BOFA	Buy	6,449,066	327,122	12/21/16		—	(14,517)
Mexican Peso	BOFA	Sell	6,449,065	329,329	12/21/16		17,511	(786)
Mexican Peso	MSCO	Buy	6,234,286	313,979	12/21/16		—	(11,786)
Mexican Peso	MSCO	Sell	6,234,286	308,302	12/21/16		6,108	—
Russian Ruble	BOFA	Buy	7,263,002	111,791	12/21/16		820	—
Russian Ruble	MSCO	Buy	32,469,448	498,309	12/21/16		7,059	(1,938)
Russian Ruble	MSCO	Sell	16,089,776	244,842	12/21/16		—	(4,626)
South African Rand	MSCO	Sell	1,589,915	111,956	12/21/16		—	(475)
Turkish Lira	BOFA	Sell	735,434	242,596	12/21/16		29,620	—
Turkish Lira	MSCO	Buy	393,240	122,753	12/21/16		—	(8,874)
South Korean Won	BOFA	Sell	131,426,644	111,568	12/27/16		—	(850)
British Pound	JPHQ	Sell	940,000	1,221,013	1/31/17		42,832	—
Euro	JPHQ	Sell	130,000	144,236	1/31/17		5,993	—
Czech Koruna	JPHQ	Sell	7,545,458	279,962	EUR	2/28/17	106	—
Euro	JPHQ	Sell	279,762	7,482,512	CZK	11/29/17	4,702	(4,789)
Total Forward Exchange Contracts							$264,624	$(87,170)
Net unrealized appreciation (depreciation)							$177,454

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2016, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment	Counterparty/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.25	5.00%	ICE	1,445,400	12/20/20	$14,454	$—	$(101,148)	$(86,694)
Single Name
Government of Turkey	1.00%	ICE	504,000	12/20/20	41,464	—	(14,306)	27,158
Government of Turkey	1.00%	ICE	303,000	6/20/21	22,054	—	(971)	21,083
Government of South Africa	1.00%	ICE	394,000	12/20/21	26,977	—	(1,924)	25,053
Government of South Korea	1.00%	ICE	281,931	12/20/21	(8,171)	1,313	—	(6,858)
Contracts to Sell Protection[c]
Single Name
Government of Brazil	1.00%	ICE	567,000	6/20/21	(52,982)	12,771	—	(40,211)	BB
Government of Russia	1.00%	ICE	457,000	6/20/21	(33,432)	12,782	—	(20,650)	BB+
Total Centrally Cleared Swap Contracts					$10,364	$26,866	$(118,349) $(81,119)

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Semiannual Report 25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)
						Unamortized
Periodic						Upfront
Payment		Counterparty/	Notional		Expiration	Payments		Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Receipts)		Appreciation	Depreciation	Value	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection
Single Name
American Axle & Manufacturing Inc	5.00%	JPHQ	565,000		12/20/21	$(58,987)		$13,817	$ — $	(45,170)
Catepillar Financial Services Corp	1.00%	JPHQ	882,000		6/20/21	3,403		—	(17,494)	(14,091)
Galapagos Holding SA	5.00%	JPHQ	141,000	EUR	6/20/21	19,944		4,325	—	24,269
Government of Argentina	5.00%	MSCO	308,000		6/20/17	(6,558)		—	(3,401)	(9,959)
Itochu Corp	1.00%	GSCO	20,022,000	JPY	6/20/21	(3,903)		—	(1,694)	(5,597)
Marubeni Corp	1.00%	GSCO	62,079,000	JPY	6/20/21	3,481		—	(18,810)	(15,329)
Pizzaexpress Financing 1 PLC	5.00%	JPHQ	543,000	EUR	6/20/21	(25,410)		40,187	—	14,777
Rallye SA	5.00%	BZWS	71,000	EUR	6/20/19	6,678		—	(3,850)	2,828
Rallye SA	5.00%	JPHQ	175,000	EUR	6/20/19	17,487		—	(10,518)	6,969
Rallye SA	5.00%	GSCO	10,000	EUR	12/20/19	734		—	(106)	628
Tesco PLC	1.00%	JPHQ	95,000	EUR	12/20/21	5,352		—	(365)	4,987

Contracts to Sell Protection[c]
Single Name
Windstream Services LLC	5.00%	BZWS	86,000		12/20/21	(4,612)		2,691	—	(1,921)	B+
Total OTC Swap Contracts						$(42,391)		$61,020	$(56,238) $ (37,609)
Total Credit Default Swap Contracts						$(32,027)		$87,886	$(174,587) $ (118,728)
Net unrealized appreciation (depreciation)									$(86,701)

[a] In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b] Based on Standard and Poor’s (S&P) Rating for single name swaps.
[c] The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and fail-
ure to pay or bankruptcy of the underlying securities for traded index swaps.
See Notes 1(e) and 8 regarding derivative financial instruments and other derivative information, respectively.

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts
			Counterparty/		Notional Expiration				Unrealized	Unrealized
Description			Exchange			Amount		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%			CME		112,459		GBP	11/29/46	$554		$—
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.55%			CME		112,047		GBP	11/28/46	590		—
Total Centrally Cleared Swap Contracts									$1,144		$—
OTC Swap Contracts
Receive Fixed rate 11.27%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate			BOFA		369,132		BRL	1/02/20	$—		$(775)
Receive Fixed rate 11.30%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate			BOFA		372,377		BRL	1/02/20	—		(706)
Receive Fixed rate 12.05%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate			MSCO		748,000		BRL	1/02/20	1,931		—
Total OTC Swap Contracts									$1,931		$(1,481)
Total Interest Rate Swap Contracts									$3,075		$(1,481)
Net unrealized appreciation (depreciation)									$1,594

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
At November 30, 2016, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts
			Notional	Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	$256,000	12/20/16	$7,430	$—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	241,000	12/20/16	6,560	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	255,000	12/20/16	7,050	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	112,000	3/20/17	259	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	256,000	3/20/17	7,430	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	255,000	3/20/17	7,050	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	128,000	3/20/17	3,157	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	128,000	3/20/17	1,502	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	240,000	3/20/17	6,635	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	128,000	3/20/17	1,264	—
Total Return Swap Contracts					$48,337	$—
Net unrealized appreciation (depreciation)					$48,337

See Abbreviations on page 44.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Statements

Statement of Assets and Liabilities
November 30, 2016 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$69,885,185
Cost - Repurchase agreements	4,129,573
Total cost of investments	$74,014,758
Value - Unaffiliated issuers	$71,834,999
Value - Repurchase agreements	4,129,573
Total value of investments	75,964,572
Cash	1,264,923
Foreign currency, at value (cost $576,526)	511,197
Receivables:
Investment securities sold	1,154,068
Capital shares sold	341,404
Dividends and interest	456,155
Due from brokers	4,824,690
Variation margin	6,221
OTC swap contracts (upfront payments $58,327)	57,079
Unrealized appreciation on OTC forward exchange contracts	264,624
Unrealized appreciation on OTC swap contracts	111,288
Other assets	48
Total assets	84,956,269
Liabilities:
Payables:
Investment securities purchased	2,199,003
Management fees	40,801
Distribution fees	3,548
Transfer agent fees	1,837
OTC swap contracts (upfront receipts $105,595)	99,470
Options written, at value (premiums received $5,136)	3,735
Securities sold short, at value (proceeds $6,395,588)	6,315,529
Due to brokers	18,243
Unrealized depreciation on OTC forward exchange contracts	87,170
Unrealized depreciation on OTC swap contracts	57,719
Accrued expenses and other liabilities	64,222
Total liabilities	8,891,277
Net assets, at value	$76,064,992
Net assets consist of:
Paid-in capital	$71,773,651
Undistributed net investment income	1,322,749
Net unrealized appreciation (depreciation)	2,116,912
Accumulated net realized gain (loss)	851,680
Net assets, at value	$76,064,992

28 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
November 30, 2016 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$37,392,173
Shares outstanding	3,525,006
Net asset value per share[a]	$10.61
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.26
Class C:
Net assets, at value	$925,369
Shares outstanding	88,358
Net asset value and maximum offering price per share[a]	$10.47
Class R:
Net assets, at value	$47,872
Shares outstanding	4,544
Net asset value and maximum offering price per share	$10.54
Class R6:
Net assets, at value	$12,636,765
Shares outstanding	1,190,887
Net asset value and maximum offering price per share	$10.61
Advisor Class:
Net assets, at value	$25,062,813
Shares outstanding	2,361,624
Net asset value and maximum offering price per share	$10.61

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends	$26,875
Interest	1,518,395
Paydown gain (loss)	129,578
Total investment income	1,674,848
Expenses:
Management fees (Note 3a)	702,801
Distribution fees: (Note 3c)
Class A	4,244
Class C	2,522
Transfer agent fees: (Note 3e)
Class A	1,567
Class C	25
Class R	1
Class R6	28
Advisor Class	1,205
Custodian fees (Note 4)	49,856
Reports to shareholders	8,660
Registration and filing fees	41,745
Professional fees	52,539
Trustees’ fees and expenses	11,072
Amortization of offering costs	116,489
Dividends and/or interest on securities sold short	148,999
Security borrowing fees	39,886
Other	9,526
Total expenses	1,191,165
Expense reductions (Note 4)	(17,962)
Expenses waived/paid by affiliates (Note 3f)	(322,128)
Net expenses	851,075
Net investment income	823,773
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,073,523
Written options	57,015
Foreign currency transactions	78,878
Futures contracts	21,704
Securities sold short	140,836
Swap contracts	(314,998)
Net realized gain (loss)	1,056,958
Net change in unrealized appreciation (depreciation) on:
Investments	882,367
Translation of other assets and liabilities denominated in foreign currencies	90,186
Written options	2,461
Futures contracts	23,606
Swap contracts	107,431
Net change in unrealized appreciation (depreciation)	1,106,051
Net realized and unrealized gain (loss)	2,163,009
Net increase (decrease) in net assets resulting from operations	$2,986,782

30 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended
	November 30, 2016	Period Ended
	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$823,773	$1,204,284
Net realized gain (loss)	1,056,958	(258,648)
Net change in unrealized appreciation (depreciation)	1,106,051	1,010,861
Net increase (decrease) in net assets resulting from operations	2,986,782	1,956,497
Distributions to shareholders from:
Net investment income:
Class A	—	(223,550)
Class C	—	(748)
Class R	—	(97)
Class R6	—	(99)
Advisor Class	—	(199,097)
Net realized gains:
Class A	—	(175,371)
Class C	—	(576)
Class R	—	(76)
Class R6	—	(76)
Advisor Class	—	(155,996)
Total distributions to shareholders	—	(755,686)
Capital share transactions: (Note 2)
Class A	7,839,144	27,777,884
Class C	638,384	262,842
Class R	35,030	10,000
Class R6	(303,948)	11,915,470
Advisor Class	947,831	22,754,762
Total capital share transactions	9,156,441	62,720,958
Net increase (decrease) in net assets	12,143,223	63,921,769
Net assets:
Beginning of period	63,921,769	—
End of period	$76,064,992	$63,921,769
Undistributed net investment income included in net assets:
End of period	$1,322,749	$498,976

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Financial Statements (unaudited)

Franklin K2 Long Short Credit Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the

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Semiannual Report 33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Joint Repurchase Agreement (continued)

Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 30, 2016.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 8 regarding investment transactions and other derivative information, respectively.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date

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Semiannual Report 35

FRANKLIN NOTES TO	ALTERNATIVE STRATEGIES FUNDS FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Securities Sold Short (continued)

on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/ or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

j. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Period Ended
	November 30, 2016		May 31, 2016[a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	794,918	$8,337,469	2,783,146	$27,833,801
Shares issued in reinvestment of distributions	—	—	74	736
Shares redeemed	(47,734)	(498,325)	(5,398)	(56,653)
Net increase (decrease)	747,184	$7,839,144	2,777,822	$27,777,884
Class C Shares:
Shares sold	73,157	$759,359	526,223	$5,258,893
Shares issued in reinvestment of distributions	—	—	117	1,149
Shares redeemed	(11,606)	(120,975)	(499,533)	(4,997,200)
Net increase (decrease)	61,551	$638,384	26,807	$262,842
Class R Shares:
Shares sold	3,349	$35,030	500,001	$5,000,010
Shares redeemed	—	—	(498,806)	(4,990,010)
Net increase (decrease)	3,349	$35,030	1,195	$10,000
Class R6 Shares:
Shares sold	41,390	$430,605	1,993,087	$19,659,680
Shares redeemed	(70,429)	(734,553)	(773,161)	(7,744,210)
Net increase (decrease)	(29,039)	$(303,948)	1,219,926	$11,915,470
Advisor Class Shares:
Shares sold	92,802	$969,683	2,506,772	$25,097,674
Shares issued in reinvestment of distributions	—	—	2,934	29,016
Shares redeemed	(2,087)	(21,852)	(238,797)	(2,371,928)
Net increase (decrease)	90,715	$947,831	2,270,909	$22,754,762

[a]For the period September 8, 2015 (commencement of operations) to May 31, 2016.

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Semiannual Report 37

FRANKLIN NOTES TO	ALTERNATIVE STRATEGIES FUNDS FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by
K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Subadvisors
Apollo Credit Management LLC
Candlewood Investment Group, L.P.
Chatham Asset Management, LLC
Ellington Global Asset Management, L.L.C.
Emso Asset Management Limited

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$857
CDSC retained	$20

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $2,826, of which $1,332 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.94% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to October 1, 2016, expenses for Class R6 were limited to 1.89%.

g. Other Affiliated Transactions
At November 30, 2016, the shares of the Fund were owned by the following entities:
		Percentage of
		Outstanding
	Shares	Shares[a]
Franklin Resources, Inc.	4,999,195	69.75%
Franklin LifeSmart 2025 Retirement Target Fund	339,829	4.74%
Franklin LifeSmart 2035 Retirement Target Fund	287,455	4.01%
Franklin LifeSmart 2045 Retirement Target Fund	197,564	2.76%
Franklin LifeSmart 2030 Retirement Target Fund	104,956	1.46%
Franklin LifeSmart 2020 Retirement Target Fund	95,278	1.33%
Franklin LifeSmart 2040 Retirement Target Fund	86,714	1.21%
Franklin LifeSmart 2050 Retirement Target Fund	64,648	0.90%
Franklin LifeSmart 2055 Retirement Target Fund	13,248	0.18%
	6,188,887	86.34%
[a]Investment activities of significant shareholders could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, the custodian fees were reduced as noted in the Statement of Operations.

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Semiannual Report 39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2016, the capital loss carryfor-wards were as follows:

Capital loss carryforwards:
Short term	$52,924
Long term	9,129
Total capital loss carryforwards	$62,053

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$74,245,003
Unrealized appreciation	$2,276,990
Unrealized depreciation	(557,421)
Net unrealized appreciation (depreciation)	$1,719,569

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, swaps, offering costs and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2016, aggregated $97,730,515 and $100,555,818, respectively.

Transactions in options written during the period ended November 30, 2016, were as follows:

	Number of
	Contracts	Premiums
Options outstanding at May 31, 2016	170	$9,583
Options written	964	84,715
Options expired	(464)	(23,090)
Options exercised	(29)	(1,725)
Options closed	(532)	(64,347)
Options outstanding at November 30, 2016	109	$5,136

See Notes 1(e) and 8 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk

At November 30, 2016, the Fund had 27.2% of its portfolio invested in high yield and other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

40 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information

At November 30, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$16,303	[a]	Unrealized depreciation on	$1,481
				OTC swap contracts
	Unrealized appreciation on	1,931
	OTC swap contracts
Foreign exchange contracts	Unrealized appreciation on	264,624		Unrealized depreciation on	87,170
	OTC forward exchange			OTC forward exchange
	contracts			contracts
Credit contracts	Variation margin	26,866	[a]	Variation margin	118,349	[a]
	OTC swap contracts	57,079		OTC swap contracts (upfront	99,470
	(upfront payments)			receipts)
	Unrealized appreciation on	109,357		Unrealized depreciation on	56,238
	OTC swap contracts			OTC swap contracts
Equity contracts	Investments in securities, at	82,522	[b]	Options written, at value	3,735
	value
				Variation margin	4,595	[a]
Totals		$558,682			$371,038

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
bPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the period ended November 30, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Location	for the Period	Operations Location	for the Period
	Net realized gain (loss)		Net change in unrealized
	from:		appreciation (depreciation) on:
Interest rate contracts	Investments	$ (18,175)[a] Investments		$4,096	[a]
	Futures contracts	31,130	Futures contracts	19,607
			Swap contracts	1,594
Foreign exchange contracts	Foreign currency	112,423 [b]	Translation of other assets and	154,055	[b]
	transactions		liabilities denominated in
			foreign currencies
Credit contracts	Swap contracts	(314,998)	Swap contracts	105,837
Equity contracts	Investments	(183,897)[a] Investments		(19,319)[a]
	Written options	57,015	Written options	2,461
	Futures contracts	(9,426)	Futures contracts	3,999
Totals		$(325,928)		$272,330

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
bForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

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Semiannual Report 41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

8. Other Derivative Information (continued)

For the period ended November 30, 2016, the average month end fair value of derivatives represented 0.9% of average month end net assets. The average month end number of open derivative contracts for the period was 80.

At November 30, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts
	of Assets and Liabilities
	Presented in the
	Statement of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$264,624	$87,170
Swap Contracts	168,367	157,189
Total	$432,991	$244,359

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

			Financial
	Gross Amounts of Assets	Financial	Instruments	Cash
	Presented in the Statement	Instruments	Collateral	Collateral	Net Amount (Not
	of Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Counterparty
BOFA	$50,272	$(17,634)	$—	$—	$32,638
BZWS	9,369	(8,462)	—	—	907
DBAB	327	(327)	—	—
GSCO	4,215	(4,215)	—	—
JPHQ	197,084	(117,563)	—	—	79,521
MSCO	171,724	(73,717)	—	—	98,007
Total	$432,991	$(221,918)	$—	$—	$211,073

At November 30, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

			Financial
	Gross Amounts of Liabilities	Financial	Instruments	Cash
	Presented in the Statement	Instruments	Collateral	Collateral	Net Amount (Not
	of Assets and Liabilities	Available for Offset	Pledged[a,b]	Pledged[a]	less than zero)
Counterparty
BOFA	$17,634	$(17,634)	$—	$—	$—
BZWS	8,462	(8,462)	—	—	—
DBAB	2,470	(327)	—	—	2,143
GSCO	24,513	(4,215)	—	—	20,298
JPHQ	117,563	(117,563)	—	—	—
MSCO	73,717	(73,717)	—	—	—
Total	$244,359	$(221,918)	$—	$—	$22,441

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collater-
alization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
bSee the accompanying Statement of Investments for securities pledged as collateral for derivatives.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 44.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2016, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$826,442	$—	$—	$826,442
Management Investment Companies	457,028	—	—	457,028
Convertible Preferred Stocks	130,580	—	—	130,580
Preferred Stocks	4,387	—	—	4,387
Convertible Bonds	—	808,941	—	808,941
Corporate Bonds and Notes	—	21,498,054	—	21,498,054
Foreign Government and Agency Securities	—	2,924,181	—	2,924,181
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	23,705,456	—	23,705,456
Options Purchased	82,522	—	—	82,522
U.S. Government and Agency Securities	—	2,026,360	—	2,026,360
Short Term Investments	19,371,048	4,129,573	—	23,500,621
Total Investments in Securities	$20,872,007	$55,092,565	$—	$75,964,572

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Semiannual Report 43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Other Financial Instruments:
Futures Contracts	$15,159	$—	$—	$15,159
Forward Exchange Contracts	—	264,624	—	264,624
Swap Contracts	—	139,298	—	139,298
Total Other Financial Instruments	$15,159	$403,922	$—	$419,081

Liabilities:
Other Financial Instruments:
Options Written	$3,735	$—	$—	$3,735
Securities Sold Short	135,062	6,180,467	—	6,315,529
Futures Contracts	4,595	—	—	4,595
Forward Exchange Contracts	—	87,170	—	87,170
Swap Contracts	—	176,068	—	176,068
Total Other Financial Instruments	$143,392	$6,443,705	$—	$6,587,097

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio		Index
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARM	Adjustable Rate	CDX.NA.HY	CDX North America High
					Mortgage		Yield
BZWS	Barclays Bank PLC	BRL	Brazilian Real	CLO	Collateralized Loan
Obligation
CME	Chicago Mercantile	CZK	Czech Koruna	FNMA	Federal National
	Exchange				Mortgage Association
DBAB	Deutsche Bank, A.G.	EUR	Euro	FRN	Floating Rate Note
GSCO	Goldman Sachs	GBP	British Pound	LIBOR	London InterBank
	Banks US				Offered Rate
ICE	Intercontinental	JPY	Japanese Yen	PIK	Payment-In-Kind
Exchange, Inc.
JPHQ	JP Morgan Chase	RUB	Russian Ruble	REIT	Real Estate Investment
	Bank, N.A.				Trust
MSCO	Morgan Stanley &	USD	United States Dollar	SPDR	Standard & Poor’s
	Co., LLC				Depositary Receipt

44 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FRANKLIN K2 LONG SHORT CREDIT FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to deter-
mine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to:
Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort
Lauderdale, FL 33301, Attention: Proxy Group. Copies of the
Fund’s proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q.
Shareholders may view the filed Form N-Q by visiting the
Commission’s website at sec.gov. The filed form may also be
viewed and copied at the Commission’s Public Reference
Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin K2 Long Short Credit Fund

Investment Manager
K2/D&S Management Co., L.L.C.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016-2017 Franklin Templeton Investments. All rights reserved.	948 S 01/17

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2016

Franklin K2 Global Macro Opportunities Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Franklin K2 Global Macro Opportunities Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Consolidated Financial Highlights and
Consolidated Statement of Investments	10
Consolidated Financial Statements	21
Notes to Consolidated Financial Statements	25
Shareholder Information	36

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Not part of the semiannual report

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Semiannual Report

Franklin K2 Global Macro Opportunities Fund

This semiannual report for Franklin K2 Global Macro Opportunities Fund covers the period since the Fund’s inception on July 11, 2016, through November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation over a full business and economic cycle, which may include periods of rising and declining interest rates. The Fund seeks to achieve its investment goal by allocating its assets across global macro-focused investment strategies, which are “non-traditional” or “alternative” strategies that generally focus on macro-economic opportunities across numerous markets and investments. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple investment advisors (subadvi-sors), while the Fund’s investment manager has overall responsibility for the Fund’s investments. The Fund’s principal investments include both U.S. and foreign (including emerging markets) securities and exchange traded and over-the-counter (“OTC”) derivative instruments, and may include asset classes such as equities, fixed income, interest rates, currencies or commodities. The Fund invests primarily in a wide range of derivative instruments that provide the Fund with broad exposure, either long or short, to these various asset classes. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

Performance Overview

The Fund’s Class A shares had a -4.30% cumulative total return for the period since the Fund’s inception through period-end. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, produced a +0.13% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Macro/CTA Index, which measures performance of global macro strategies with exposure to equity, fixed income, hard currency and commodity markets, had a -3.18% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the period under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various central banks, an improvement in commodity prices, generally encouraging economic data across regions, expectations of higher interest rates and inflation in the U.S. driven by hopes of expansionary fiscal policies under the new U.S. President Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, the impact of these factors was partially offset by global economic concerns, the U.K.’s historic referendum to leave the European Union (also known as “Brexit”), uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks.

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Macro/CTA Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 15.

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Semiannual Report 3

FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

The U.S. economy strengthened during the period under review. The economy grew at a faster pace in 2016’s third quarter compared to the second quarter, mainly due to personal consumption expenditure, exports, private inventory investment, federal government spending and nonresidential fixed investment. Although the Fed kept its target interest rate unchanged during the review period, and lowered its forecast for 2016 U.S. economic growth at the September meeting, it maintained its stance that the case for a U.S. interest rate increase had strengthened. Further, the Fed Chair Janet Yellen, at her testimony to the Congress’ Joint Economic Committee in November, set the stage for an interest rate hike in December, as long as data continued to provide evidence of economic resilience.

In Europe, the U.K.’s economy moderated in the third quarter, supported by growth in services. Immediate effects of the Brexit vote in June materialized as U.K. stocks initially declined, the pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s economic growth held steady in the third quarter from the second quarter, while the region’s annual inflation rate rose to its highest level since April 2014 toward period-end. The European Central Bank cut its benchmark interest rate and expanded its massive bond-buying program in August 2016 to boost the region’s growth.

In Asia, Japan’s economic growth slowed in the second quarter compared to the first quarter, amid falling exports and weak corporate investment. However, the Japanese economy grew significantly in the third quarter, largely due to a rise in exports. After announcing additional monetary easing measures in July, the Bank of Japan, at its September meeting, overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate near the current level of 0%.

In emerging markets, economic growth generally moderated during the review period. Although the pace of contraction in Brazil’s economy had slowed in 2016’s second quarter, third-quarter gross domestic product declined faster than in the second quarter, despite improved business sentiment near the end of August with the expected impeachment of President Dilma Rousseff. Russia’s economic contraction continued to ease in 2016’s third quarter. The Bank of Russia reduced its key interest rates in June and September in an attempt to revive its economy. China’s economy grew at a stable rate in 2016’s third quarter, and remained within the government’s targeted range. The People’s Bank of China weakened its currency during the review period as the U.S. dollar strengthened. Elsewhere, India’s economic growth marginally increased from July to September due to slower private consumption growth and increasing government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the review period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with discretionary and systematic focused global macro strategies. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, and availability of various subadvisors and other investment options, among other things.

Discretionary global macro strategies seek to profit by tactically investing across different asset classes, markets (including emerging markets) and investment opportunities through a combination of fundamental market analysis and quantitative modeling, whereas systematic global macro strategies seek to profit by utilizing quantitative models to identify investment opportunities across different asset classes and markets in order to construct a portfolio of investments. Quantitative trading models are proprietary systems that rely on mathematical computations to identify trading opportunities. Subadvisors may use strategies which include a combination of discretionary and systematic focused strategies.

The Fund may invest in equities and various debt instruments, such as securities of the U.S. government, its agencies and instrumentalities and sovereign, quasi-sovereign and corporate bonds. Such debt instruments may have variable or fixed interest rates, may be of any maturity, duration or credit rating and may include high yield (junk) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy). The Fund will use a variety of derivatives to implement its investment strategies, which may include futures contracts, swaps, currency forward contracts, and options. The Fund may engage in active and frequent trading as part of its investment strategies.

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What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

The Fund’s subadvisors for the review period covering July 11, 2016, to November 30, 2016, were Emso Asset Management, Aspect Capital and Graham Capital Management. These sub-advisors use systematic or discretionary investment strategies, as shown in the table on this page.

The Fund’s two systematic macro subadvisors, Aspect Capital and Graham Capital Management, experienced negative performance. This global macro strategy faced headwinds in the review period, including an unsure outlook for growth in developed markets, concerns over the effectiveness of unconventional monetary policy and the long-term impact of Brexit. However, conditions were generally more favorable in emerging markets, aside from a setback in November following the U.S. elections, as fundamental and technical conditions appeared supportive. As a result, Emso Asset Management, the discretionary macro subadvisor delivered positive returns.

Subadvisors
11/30/16
Discretionary Macro
Emso Asset Management Limited
Systematic Macro
Aspect Capital Limited
Graham Capital Management, L.P.

Performance for the two systematic subadvisors was hampered by timing surrounding trend reversals in commodities. Short positioning in energy commodities, particularly crude oil and crude oil products, detracted from returns. Also weighing on performance in commodities was a short position in copper and a long position in silver. However, the systematic macro sub-advisors experienced gains due to long positioning in equity indexes, particularly those representing U.S. small-capitalization and Hong Kong stocks due to increased risk appetite following Brexit and, subsequently, the anticipation of higher growth and inflation in the U.S. considering President-elect Donald Trump’s likely policy mix. The continuance of a weakening British pound, in the wake of Brexit, and the euro, amid policy differences of central banks in the eurozone and the U.S., contributed positively to gains from short positioning in the currencies.

Quasi-sovereign credit and currencies strengthened performance for the discretionary macro subadvisor. A long position in Brazilian quasi-sovereign credit performed strongly. Positions in Brazil continued to benefit from broad emerging-market rallies and strong investor demand for most of the review period, particularly with the prospect of economic improvements under President Michel Temer. Long positions in Argentine sovereign bonds and local rates also contributed positively to performance as political progress, led by President Mauricio Macri, continued to aid results following the country’s return to international capital markets in the second quarter, and amid the prospect of increased creditwor-thiness. Also supporting the subadvisor’s returns were long positions in Venezuelan sovereign government bonds and Venezuela credit default swaps. A long position in Venezuelan quasi-sovereign credit performed strongly at the end of the period as a state-owned company announced a swap deal on debt maturing in 2017 for a later maturity in exchange for a higher premium to be paid to investors at the later maturity date. This positively influenced the bonds’ prices across maturities, as the swap deal effectively limited near-term default risk. Long exposure to the U.S. dollar against the euro and the Turkish lira also benefited performance. None of this sub-advisor’s positions meaningfully detracted from returns.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Thank you for your participation in Franklin K2 Global Macro Opportunities Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Robert Christian is a senior managing director and head of research for K2 Advisors, which he joined in 2010.

Mr. Christian worked at Graham Capital Management, L.P., from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of Macro Strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the global head of directional trading strategies and portfolio advisor to numerous funds.

Brooks Ritchey is a senior managing director and head of portfolio construction for K2 Advisors. He is also a senior vice president and director of investment solutions for the Franklin Templeton Solutions division. Since 1987, Mr. Ritchey has managed multi-asset mutual fund and hedge fund portfolios during his employment with organizations including Steinhardt Partners, Citibank, Finch Asset Management, Paribas, AIG and ING. Mr. Ritchey joined K2 Advisors in 2005.

Anthony Zanolla joined K2 Advisors in October 2014 and serves as senior vice president and portfolio manager.

Mr. Zanolla began his investment career in 1994 at Bankers Trust and worked on the business risk team for senior management. Mr. Zanolla joined Citibank in 1996 as portfolio manager of global equity and balanced investment mandates. In 2000 he joined Scudder Kemper Investments as vice president of venture capital. In 2001 Mr. Zanolla joined former Citigroup colleagues as a founding partner and equity analyst at Norquest Capital, a hedge fund. He joined Allianz Hedge Fund Partners in 2002 as an investment committee member and strategy head responsible for global long-short equity, event driven, distressed and commodity trading advisors. After joining the Hedge Fund group of Northern Trust in October 2005 as co-portfolio manager, in 2007 Mr. Zanolla was promoted to senior vice president and portfolio manager responsible for fund of funds and custom portfolios.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
Since Inception (7/11/16)	-4.30%	-9.80%

Advisor
Since Inception (7/11/16)	-4.20%	-4.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	2.25%	4.90%
Advisor	2.00%	4.65%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is actively managed and could experience losses if the investment manager’s or subadvisors’ judgment about particular investments made for the Fund prove to be incorrect. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial invest-
ment. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. Liquidity risk may exist when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The subadvisors may not be successful in maintaining effec-
tive and operational trading models used to implement systematic strategies. An issuer of debt securities may fail to make interest payments or repay principal when due. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. When interest rates rise, debt security prices tend to fall. Foreign investments are subject to greater investment risk such as political, economic, credit, information and currency fluctuation risks. Investments in emerging markets are subject to the risks of foreign investing and have additional heightened risks. Commodity and commodity-linked investments present unique risks, are speculative and can be extremely volatile. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value[1]	Value 11/30/16	7/11/16–11/30/16[2,3] Value 11/30/16		6/1/16–11/30/16[2,3]	Ratio[3]

A	$1,000	$957.00	$8.15	$1,014.34	$10.81	2.14%
C	$1,000	$954.00	$11.14	$1,010.38	$14.77	2.93%
R	$1,000	$957.00	$8.22	$1,014.24	$10.91	2.16%
R6	$1,000	$957.00	$7.39	$1,015.34	$9.80	1.94%
Advisor	$1,000	$958.00	$7.43	$1,015.29	$9.85	1.95%

1. 7/11/16 for Actual; 6/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 142/365 to reflect the number of days since inception.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin K2 Global Macro Opportunities Fund
Period Ended
November 30, 2016[a]
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations [b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	(0.41)
Total from investment operations	(0.43)
Net asset value, end of period	$9.57

Total return[d]	(4.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.63%
Expenses net of waiver and payments by affiliates	2.14%
Net investment income (loss)	(1.02)%

Supplemental data
Net assets, end of period (000’s)	$19
Portfolio turnover rate	54.87%

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Global Macro Opportunities Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations [b]:
Net investment income (loss)[c]	(0.05)
Net realized and unrealized gains (losses)	(0.41)
Total from investment operations	(0.46)
Net asset value, end of period	$9.54

Total return[d]	(4.60)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	4.42%
Expenses net of waiver and payments by affiliates	2.93%
Net investment income (loss)	(1.81)%

Supplemental data
Net assets, end of period (000’s)	$143
Portfolio turnover rate	54.87%

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	(0.41)
Total from investment operations	(0.43)
Net asset value, end of period	$9.57

Total return[d]	(4.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.65%
Expenses net of waiver and payments by affiliates	2.16%
Net investment income (loss)	(1.04)%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	54.87%

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	(0.41)
Total from investment operations	(0.43)
Net asset value, end of period	$9.57

Total return[d]	(4.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.43%
Expenses net of waiver and payments by affiliates	1.94%
Net investment income (loss)	(0.82)%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	54.87%

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Global Macro Opportunities Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	(0.40)
Total from investment operations	(0.42)
Net asset value, end of period	$9.58

Total return[d]	(4.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.44%
Expenses net of waiver and payments by affiliates	1.95%
Net investment income (loss)	(0.83)%

Supplemental data
Net assets, end of period (000’s)	$23,930
Portfolio turnover rate	54.87%

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2016 (unaudited)
Franklin K2 Global Macro Opportunities Fund
		Principal
	Country	Amount*		Value
Corporate Bonds and Notes 3.8%
Oil, Gas & Consumable Fuels 3.8%
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	26,000		$26,130
senior note, 4.875%, 3/17/20	Brazil	500,000		490,350
senior note, 5.375%, 1/27/21	Brazil	84,000		81,984
[a] Petroleos de Venezuela SA, Reg S,
senior bond, 6.00%, 11/15/26	Venezuela	141,000		52,198
senior note, 6.00%, 5/16/24	Venezuela	319,304		120,170
Petroleos Mexicanos, senior note, 6.00%, 3/05/20	Mexico	139,000		145,255
Total Corporate Bonds and Notes (Cost $907,235)				916,087
Foreign Government and Agency Securities 6.7%
Argentine Bonos del Tesoro,
16.00%, 10/17/23	Argentina	2,354,358	ARS	143,373
senior note, 15.50%, 10/17/26	Argentina	590,669	ARS	36,063
Government of Argentina,
[a] Reg S, 5.00%, 1/15/27	Argentina	100,000	EUR	92,869
7.82%, 12/31/33	Argentina	233,938	EUR	245,087
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	228,585	EUR	136,699
[a] Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	44,000	EUR	48,350
Government of Hellenic Republic,
[a] senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30% thereafter,
2/24/42	Greece	225,040	EUR	174,264
[b] senior note, 144A, 4.75%, 4/17/19	Greece	40,000	EUR	40,811
Government of Russia,
6.40%, 5/27/20	Russia	10,603,000	RUB	154,932
[a] Reg S, 4.75%, 5/27/26	Russia	200,000		204,112
[a] Government of Ukraine, Reg S, 7.75%, 9/01/19	Ukraine	107,000		103,873
Letras del Banco Central de la Republica Argentina,
Strip, 1/11/17 - 1/25/17	Argentina	3,764,056	[c] ARS	229,794
Total Foreign Government and Agency Securities
(Cost $1,696,128)				1,610,227

		Number of
		Contracts
Options Purchased 0.0%†
Puts – Exchange-Traded
Diversified Financial Services 0.0%†
S&P 500 E-Mini Index, December Strike Price $2,100.00, Expires 12/16/16	United States	1		180
S&P 500 E-Mini Index, December Strike Price $2,120.00, Expires 12/16/16	United States	1		245
Total Options Purchased (Cost $1,880)				425
Total Investments before Short Term Investments
(Cost $2,605,243)				2,526,739

		Shares
Short Term Investments 59.0%
Money Market Funds (Cost $10,087,860) 41.9%
[d] Fidelity Investments Money Market Funds, 0.268%	United States	10,087,860		10,087,860

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

		Principal
	Country	Amount*	Value
Repurchase Agreements (Cost $4,131,059) 17.1%
[e] Joint Repurchase Agreement, 0.265%, 12/01/16
(Maturity Value $4,131,089)	United States	4,131,059	$4,131,059
BNP Paribas Securities Corp. (Maturity Value $1,999,985)
Deutsche Bank Securities Inc. (Maturity Value $81,134)
HSBC Securities (USA) Inc. (Maturity Value $1,999,985)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $49,985)
Collateralized by U.S. Government Agency Securities, 0.476%, 8/03/17,
[f] U.S. Treasury Bill, 4/27/17; U.S. Treasury Note, 0.689% - 1.625%,
7/31/18 - 11/30/20; and U.S. Treasury Note, Index Linked, 2.625%,
7/15/17 (valued at $4,213,736)
Total Investments (Cost $16,824,162) 69.5%			16,745,658
Other Assets, less Liabilities 30.5%			7,365,165
Net Assets 100.0%			$24,110,823

See Abbreviations on page 35.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2016, the aggregate value of these securities was $795,836, representing 3.3% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the value of this security was $40,811, representing 0.2% of net assets.
cPrincipal amount is stated in 1,000 Argentine Peso Units.
dThe rate shown is the annualized seven-day yield at period end.
eSee Note 1(c) regarding joint repurchase agreement.
fThe security was issued on a discount basis with no stated coupon rate.

At November 30, 2016, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	7	$303,319	12/19/16	$10,554	$—
Aluminum	Short	7	303,319	12/19/16	—	(2,317)
Aluminum	Long	4	173,275	3/13/17	—	(743)
Brent Crude Oil	Short	7	362,880	12/29/16	—	(18,081)
Cocoa	Long	3	73,421	3/16/17	—	(2,144)
Coffee	Long	3	169,425	3/21/17	—	(18,703)
Copper	Long	8	1,162,850	12/19/16	100,911	—
Copper	Short	7	1,017,494	12/19/16	—	(204,033)
Copper	Long	3	437,006	3/13/17	3,341	—
Copper	Long	2	131,650	3/29/17	3,632	—
Corn	Short	7	121,975	3/14/17	2,118	—
Cotton	Long	2	71,580	3/09/17	2,120	—
Gold 100 Oz	Short	5	586,950	2/24/17	23,029	—
Kansas City Wheat	Short	6	123,075	3/14/17	5,157	—
Low Sulphur Gas Oil	Long	1	45,200	1/12/17	3,123	—
Natural Gas	Short	1	33,520	12/28/16	—	(2,012)
Nickel	Long	5	336,307	12/19/16	28,965	—
Nickel	Short	5	336,307	12/19/16	—	(28,742)
Nickel	Long	1	67,536	3/13/17	773	—
RBOB Gasoline	Long	2	124,530	12/30/16	10,307	—
Soybean Oil	Short	2	44,700	3/14/17	—	(2,417)

16 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a] (continued)
Soybeans	Long	2	$103,225	1/13/17	$2,982	$—
Soybeans	Long	2	104,125	3/14/17	95	—
Sugar	Long	5	110,936	2/28/17	—	(2,063)
Wheat	Short	10	201,375	3/14/17	12,810	—
WTI Crude Oil	Short	7	346,080	12/20/16	—	(30,965)
Zinc	Long	5	336,375	12/19/16	50,573	—
Zinc	Short	5	336,375	12/19/16	—	(17,390)
Zinc	Long	5	338,250	3/13/17	17,861	—
			7,903,060		278,351	(329,610)
Currency Contracts
AUD/USD	Long	11	812,460	12/19/16	—	(15,976)
CAD/USD	Short	8	596,040	12/20/16	—	(384)
CHF/USD	Short	11	1,353,550	12/19/16	19,405	—
EUR/USD	Short	4	530,225	12/19/16	866	—
GBP/USD	Short	4	312,750	12/19/16	19,591	—
JPY/USD	Short	9	984,769	12/19/16	43,547	—
NZD/USD	Long	3	212,250	12/19/16	—	(4,817)
			4,802,044		83,409	(21,177)
Equity Contracts
CAC 40 10 Euro	Long	1	48,499	12/16/16	576	—
DJIA Mini E-CBOT Index	Long	2	191,320	12/16/16	5,451	—
DJIA Mini E-CBOT Index	Short	3	286,980	12/16/16	—	(14,136)
EURO STOXX 50 Index	Long	2	64,672	12/16/16	1,998	—
EURO STOXX 50 Index	Short	3	97,008	12/16/16	—	(907)
FTSE 100 Index	Long	3	254,551	12/16/16	—	(3,531)
FTSE/JSE Africa Top 40 Index	Short	4	124,536	12/15/16	4,259	—
H-Shares Index	Long	2	127,519	12/29/16	1,740	—
Hang Seng Index	Long	6	882,692	12/29/16	6,107	—
Mini MSCI Emerging Market Index	Long	3	129,450	12/16/16	—	(6,301)
Nasdaq 100 E-Mini Index	Long	1	96,320	12/16/16	1,044	—
Nikkei 225 Index	Long	2	173,407	12/08/16	10,539	—
Nikkei 225 Index	Short	2	321,314	12/08/16	—	(21,128)
OMX Stockholm 30 Index	Long	4	64,102	12/16/16	566	—
Russell 2000 Mini Index	Long	3	396,690	12/16/16	22,529	—
S&P 500 E-Mini Index	Long	1	109,940	12/16/16	2,348	—
S&P 500 E-Mini Index	Short	2	219,880	12/16/16	—	(2,804)
S&P MidCap 400 E-Mini Index	Long	2	325,380	12/16/16	5,611	—
S&P/TSX 60 Index	Long	3	396,278	12/15/16	11,759	—
SPI 200 Index	Long	2	200,932	12/15/16	3,137	—
TOPIX Index	Long	2	257,681	12/08/16	11,943	—
TOPIX Index	Short	4	515,362	12/08/16	—	(53,876)
			5,284,513		89,607	(102,683)
Interest Rate Contracts
90 Day Bank Bill	Short	2	1,470,480	3/09/17	125	—
90 Day Bank Bill	Short	4	2,940,888	6/08/17	231	—
90 Day Bank Bill	Short	4	2,940,527	9/07/17	393	—
90 Day Bank Bill	Short	4	2,940,021	12/07/17	741	—
90 Day Bank Bill	Short	1	734,879	3/08/18	236	—
90 Day Eurodollar	Short	1	247,088	6/19/17	961	—
90 Day Eurodollar	Short	5	1,234,250	9/18/17	1,377	—
90 Day Eurodollar	Short	17	4,190,712	12/18/17	10,703	—
90 Day Eurodollar	Short	1	246,288	3/19/18	223	—
90 Day Eurodollar	Short	2	492,000	6/18/18	183	—
90 Day Eurodollar	Short	2	491,450	9/17/18	83	—

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Semiannual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
90 Day Eurodollar	Short	1	$245,425	12/17/18	$236	$—
90 Day Eurodollar	Short	1	245,238	3/18/19	186	—
90 Day Eurodollar	Short	1	245,025	6/17/19	48	—
90 Day Sterling	Short	1	155,681	6/21/17	76	—
90 Day Sterling	Short	3	466,856	9/20/17	277	—
90 Day Sterling	Short	4	622,224	12/20/17	353	—
90 Day Sterling	Short	4	621,911	3/21/18	370	—
90 Day Sterling	Short	4	621,536	6/20/18	138	—
90 Day Sterling	Short	5	776,450	9/19/18	449	—
90 Day Sterling	Short	3	465,542	12/19/18	185	—
90 Day Sterling	Short	4	620,347	3/20/19	137	—
3 Month Euribor	Short	1	265,426	12/17/18	58	—
3 Month Euribor	Short	1	265,320	3/18/19	86	—
10 Yr. Mini Japan Government Bond	Long	1	131,559	12/12/16	—	(644)
Australian 3 Yr. Bond	Short	12	991,567	12/15/16	4,065	—
Australian 10 Yr. Bond	Long	2	190,303	12/15/16	—	(1,013)
Australian 10 Yr. Bond	Short	4	380,605	12/15/16	8,033	—
Euro Schatz	Long	2	238,032	12/08/16	557	—
Euro BOBL	Long	3	417,888	12/08/16	18	—
Euro-BTP Italian Government Bond	Short	2	286,859	12/08/16	6,856	—
Euro-Bund	Long	3	512,098	12/08/16	—	(4,814)
Euro-Buxl 30 Yr. Bond	Short	1	185,855	12/08/16	4,914	—
Long Gilt	Long	1	154,336	3/29/17	868	—
Long Gilt	Short	2	308,672	3/29/17	—	(817)
U.S. Treasury 2 Yr. Note	Short	1	216,813	3/31/17	—	(158)
U.S. Treasury 5 Yr. Note	Short	40	4,713,750	3/31/17	2,803	—
U.S. Treasury 10 Yr. Note	Short	7	871,609	3/22/17	2,933	—
U.S. Treasury Long Bond	Short	5	756,406	3/22/17	2,843	—
			33,901,916		51,745	(7,446)
Total Futures Contracts			$51,891,533		$503,112	$(460,916)
Net unrealized appreciation (depreciation)					$42,196

aA portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(e).

At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South Korean Won	BOFA	Sell	90,009,366	78,611	12/05/16	$1,618	$—
South Korean Won	MSCO	Sell	90,504,133	77,520	12/14/16	104	—
Chinese Yuan	MSCO	Sell	2,103,394	312,308	12/21/16	8,895	—
Euro	DBAB	Buy	104,746	112,793	12/21/16	—	(1,634)
Euro	DBAB	Sell	240,148	261,559	12/21/16	6,711	—
Euro	MSCO	Buy	371,606	411,991	12/21/16	160	(17,799)
Euro	MSCO	Sell	992,267	1,110,932	12/21/16	57,925	—
Mexican Peso	BOFA	Buy	5,838,563	297,741	12/21/16	—	(14,730)
Mexican Peso	BOFA	Sell	5,838,564	295,609	12/21/16	13,139	(542)
Mexican Peso	MSCO	Buy	1,586,864	79,448	12/21/16	—	(2,527)
Mexican Peso	MSCO	Sell	1,586,865	79,433	12/21/16	2,513	—
Russian Ruble	BOFA	Buy	5,087,011	78,298	12/21/16	574	—
Russian Ruble	MSCO	Buy	21,374,014	327,760	12/21/16	4,986	(1,347)
Russian Ruble	MSCO	Sell	11,455,920	174,327	12/21/16	—	(3,294)
South African Rand	MSCO	Sell	1,109,430	78,122	12/21/16	—	(331)

18 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Turkish Lira	BOFA	Sell	483,259	159,412	12/21/16		$19,463	$—
Turkish Lira	MSCO	Buy	245,220	76,548	12/21/16		—	(5,533)
Japanese Yen	MSCO	Buy	164,210,000	1,604,199	12/22/16		—	(166,699)
Japanese Yen	MSCO	Sell	226,338,000	2,100,670	12/22/16		119,299	—
Australian Dollar	MSCO	Buy	2,207,000	1,660,752	12/23/16		—	(32,010)
Australian Dollar	MSCO	Sell	2,161,000	1,613,647	12/23/16		19,572	(717)
British Pound	MSCO	Buy	584,000	737,563	12/23/16		7,459	(13,706)
British Pound	MSCO	Sell	1,630,000	2,108,143	12/23/16		75,877	(8,901)
Canadian Dollar	MSCO	Buy	398,000	300,430	12/23/16		133	(4,196)
Canadian Dollar	MSCO	Sell	1,961,000	1,484,329	12/23/16		24,455	(372)
Euro	MSCO	Buy	535,000	596,763	12/23/16		—	(28,945)
Euro	MSCO	Sell	1,746,000	1,930,750	12/23/16		77,645	—
Mexican Peso	MSCO	Buy	2,030,000	107,936	12/23/16		34	(9,596)
Mexican Peso	MSCO	Sell	7,761,000	390,823	12/23/16		14,721	(2)
New Zealand Dollar	MSCO	Buy	817,000	593,542	12/23/16		21	(15,426)
New Zealand Dollar	MSCO	Sell	407,000	291,421	12/23/16		4,643	(1,227)
Swiss Franc	MSCO	Buy	1,067,000	1,093,571	12/23/16		—	(42,084)
Swiss Franc	MSCO	Sell	1,888,000	1,930,785	12/23/16		70,231	—
South Korean Won	BOFA	Sell	92,172,315	78,245	12/27/16		—	(596)
Czech Koruna	JPHQ	Sell	5,262,698	195,124	EUR	2/28/17	73	—
Euro	JPHQ	Sell	195,124	5,218,795	CZK	11/29/17	3,280	(3,341)
Total Forward Exchange Contracts							$533,531	$(375,555)
Net unrealized appreciation (depreciation)							$157,976

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2016, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment	Counterparty/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Turkey	1.00%	ICE	$583,000	6/20/21	$38,013	$2,553	$—	$40,566
Government of South Africa	1.00%	ICE	275,000	12/20/21	18,824	—	(1,337)	17,487
Government of South Korea	1.00%	ICE	196,232	12/20/21	(5,688)	914	—	(4,774)
Contracts to Sell Protection[c]
Single Name
Government of Brazil	1.00%	ICE	396,000	6/20/21	(24,929)	—	(3,155)	(28,084)	BB
Total Credit Default Swap Contracts			$1,450,232		$26,220	$3,467	$(4,492)	$25,195
Net unrealized appreciation (depreciation)							$(1,025)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and fail-
ure to pay or bankruptcy of the underlying securities for traded index swaps.
See Notes 1(d) and 7 regarding derivative financial instruments and other derivative information, respectively.

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Semiannual Report 19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)
At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration		Unrealized	Unrealized
Description	Exchange	Amount		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.55%	CME	78,170	GBP	11/28/46	$411	$—
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	CME	78,445	GBP	11/29/46	387	—
Total Centrally Cleared Swap Contracts					$798	$—

OTC Swap Contracts
Receive Fixed rate 11.27%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate	BOFA	255,661	BRL	1/02/20	$—	$(537)
Receive Fixed rate 11.30%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate	BOFA	259,220	BRL	1/02/20	—	(491)
Receive Fixed rate 12.05%
Pay Floating rate BRL-Brazil Cetip DI Interbank Deposit Rate	MSCO	522,000	BRL	1/02/20	1,348	—
Total OTC Swap Contracts					$1,348	$(1,028)
Total Interest Rate Swap Contracts					$2,146	$(1,028)
Net unrealized appreciation (depreciation)					$1,118

See Abbreviations on page 35.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2016 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$12,693,103
Cost - Repurchase agreements	4,131,059
Total cost of investments	$16,824,162
Value - Unaffiliated issuers	$12,614,599
Value - Repurchase agreements	4,131,059
Total value of investments	16,745,658
Cash	5,418,428
Foreign currency, at value (cost $5,445)	5,807
Receivables:
Investment securities sold	65,973
Interest	34,671
Affiliates	70,811
Due from brokers	1,579,499
Variation margin	11,832
Offering costs	235,646
Unrealized appreciation on OTC forward exchange contracts	533,531
Unrealized appreciation on OTC swap contracts	1,348
Total assets	24,703,204
Liabilities:
Payables:
Investment securities purchased	35,649
Distribution fees	106
Transfer agent fees	1,860
Trustees’ fees and expenses	1,383
Due to brokers	134,252
Unrealized depreciation on OTC forward exchange contracts	375,555
Unrealized depreciation on OTC swap contracts	1,028
Accrued expenses and other liabilities	42,548
Total liabilities	592,381
Net assets, at value	$24,110,823
Net assets consist of:
Paid-in capital	$25,173,994
Accumulated net investment loss	(79,873)
Net unrealized appreciation (depreciation)	120,838
Accumulated net realized gain (loss)	(1,104,136)
Net assets, at value	$24,110,823

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2016 (unaudited)

Franklin K2 Global Macro Opportunities Fund

Class A:
Net assets, at value	$18,961
Shares outstanding	1,981
Net asset value per share[a]	$9.57
Maximum offering price per share (net asset value per share ÷ 94.25%)	$10.15
Class C:
Net assets, at value	$143,062
Shares outstanding	14,993
Net asset value and maximum offering price per share[a]	$9.54
Class R:
Net assets, at value	$9,570
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.57
Class R6:
Net assets, at value	$9,572
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.57
Advisor Class:
Net assets, at value	$23,929,658
Shares outstanding	2,498,745
Net asset value and maximum offering price per share	$9.58

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the period ended November 30, 2016a (unaudited)

Franklin K2 Global Macro Opportunities Fund

Investment income:
Interest	$107,087
Expenses:
Management fees (Note 3a)	195,891
Distribution fees: (Note 3c)
Class A	10
Class C	314
Class R	8
Transfer agent fees: (Note 3d)
Class A	1
Class C	6
Class R	1
Class R6	5
Advisor Class	1,902
Custodian fees (Note 4)	23,816
Reports to shareholders	2,052
Registration and filing fees	1,252
Professional fees	40,687
Trustees’ fees and expenses	3,395
Amortization of offering costs	150,054
Other	1,664
Total expenses	421,058
Expenses waived/paid by affiliates (Note 3e)	(234,098)
Net expenses	186,960
Net investment income (loss)	(79,873)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	37,960
Foreign currency transactions	(27,825)
Futures contracts	(1,110,467)
Swap contracts	(3,804)
Net realized gain (loss)	(1,104,136)
Net change in unrealized appreciation (depreciation) on:
Investments	(78,504)
Translation of other assets and liabilities denominated in foreign currencies	157,053
Futures contracts	42,196
Swap contracts	93
Net change in unrealized appreciation (depreciation)	120,838
Net realized and unrealized gain (loss)	(983,298)
Net increase (decrease) in net assets resulting from operations	$(1,063,171)

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Changes in Net Assets

Franklin K2 Global Macro Opportunities Fund

Period Ended
November 30, 2016[a]
(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(79,873)
Net realized gain (loss)	(1,104,136)
Net change in unrealized appreciation (depreciation)	120,838
Net increase (decrease) in net assets resulting from operations	(1,063,171)
Capital share transactions: (Note 2)
Class A	19,536
Class C	147,371
Class R	10,000
Class R6	10,000
Advisor Class	24,987,087
Total capital share transactions	25,173,994
Net increase (decrease) in net assets	24,110,823
Net assets:
End of period	$24,110,823
Accumulated net investment loss included in net assets:
End of period	$(79,873)

aFor the period July 11, 2016 (commencement of operations) to November 30, 2016.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Global Macro Opportunities Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Global Macro Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund commenced operations on July 11, 2016, with five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Effective August 1, 2016, the Fund began publicly offering its shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 30, 2016.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counter-party non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a coun-terparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 7 regarding other derivative information.

e. Investments in K2 GMOF Holdings Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2016, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2016, the net assets of the K2 Subsidiary were $5,624,260, representing 23.3% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

The results from operations of the K2 Subsidiary for the period ended November 30, 2016, were as follows:

Net investment income (loss)	$(43,391)
Net realized gain (loss)	(481,086)
Net change in unrealized appreciation
(depreciation)	(51,263)
Net increase (decrease) in net assets resulting
from operations	$(575,740)

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions (or expected to be taken in future tax years).

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

2. Shares of Beneficial Interest

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	November 30, 2016[a]
	Shares	Amount

Class A Shares:
Shares sold	2,163	$21,294
Shares redeemed	(182)	(1,758)
Net increase (decrease)	1,981	$19,536
Class C Shares:
Shares sold	14,994	$147,381
Shares redeemed	(1)	(10)
Net increase (decrease)	14,993	$147,371
Class R Shares:
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

2. Shares of Beneficial Interest (continued)
	Period Ended
	November 30, 2016[a]
	Shares	Amount
Class R6 Shares:
Shares sold	1,001	$10,010
Shares redeemed	(1)	(10)
Net increase (decrease)	1,000	$10,000
Advisor Class Shares:
Shares sold	2,498,746	$24,987,097
Shares redeemed	(1)	(10)
Net increase (decrease)	2,498,745	$24,987,087
[a]For the period July 11, 2016 (commencement of operations) to November 30, 2016.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors

Aspect Capital Limited
Emso Asset Management Limited
Graham Capital Management L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $1,915, of which $74 was retained by Investor Services.

e. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses related to securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.94% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

f. Other Affiliated Transactions

At November 30, 2016, Franklin Resources Inc. owned 99.3% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, there were no credits earned.

5. Income Taxes

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$16,825,597
Unrealized appreciation	$31,578
Unrealized depreciation	(111,517)
Net unrealized appreciation (depreciation)	$(79,939)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

5. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, aggregated $4,557,786 and $2,249,382, respectively.

7. Other Derivative Information

At November 30, 2016, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Consolidated Statement of			Consolidated Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value
Interest rate contracts	Variation margin	$52,543	[a]	Variation margin	$7,446	[a]
	Unrealized appreciation on	1,348		Unrealized depreciation on	1,028
	OTC swap contracts			OTC swap contracts
Foreign exchange contracts	Variation margin	83,409	[a]	Variation margin	21,177	[a]
	Unrealized appreciation on	533,531		Unrealized depreciation on	375,555
	OTC forward exchange			OTC forward exchange
	contracts			contracts
Credit contracts	Variation margin	3,467	[a]	Variation margin	4,492	[a]
Equity contracts	Investments in securities, at	425	[b]
	value
	Variation margin	89,607	[a]	Variation margin	102,683	[a]
Commodity contracts	Variation margin	278,351	[a]	Variation margin	329,610	[a]
Totals		$1,042,681			$841,991

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Invest-
ments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
bPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

For the period ended November 30, 2016, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

				Net Change
				in Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss)	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Location	for the Period	Operations Location	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(418,562)	Futures contracts	$44,299
			Swap contracts	1,118
Foreign exchange contracts	Foreign currency transactions	(26,588)[a]	Translation of other assets and	157,976 [a]
			liabilities denominated in
			foreign currencies
	Futures contracts	(160,351)	Futures contracts	62,231
Credit contracts	Swap contracts	(3,804)	Swap contracts	(1,025)
Equity contracts			Investments	(1,455)[b]
	Futures contracts	(50,528)	Futures contracts	(13,075)
Commodity contracts	Futures contracts	(481,026)	Futures contracts	(51,259)
Totals		$(1,140,859)		$198,810

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.
bPurchased option contracts are included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2016, the average month end fair value of derivatives represented 3.4% of average month end net assets. The average month end number of open derivative contracts for the period was 293.

At November 30, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts
	of Assets and Liabilities
	Presented in the
	Consolidated Statement of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$533,531	$375,555
Swap Contracts	1,348	1,028
Total	$534,879	$376,583

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

7. Other Derivative Information (continued)

At November 30, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross Amounts of Assets		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	Less than Zero)
Counterparty
BOFA	$34,794	$(16,896)	$—	$—	$17,898
DBAB	6,711	(1,634)	—	—	5,077
JPHQ	3,353	(3,341)	—	—	12
MSCO	490,021	(354,712)	—	—	135,309
Total	$534,879	$(376,583)	$—	$—	$158,296

At November 30, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross Amounts of Liabilities		Financials
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged[a]	Less than Zero)
Counterparty
BOFA	$16,896	$(16,896)	$—	$—	$—
DBAB	1,634	(1,634)	—	—	—
JPHQ	3,341	(3,341)	—	—	—
MSCO	354,712	(354,712)	—	—	—
Total	$376,583	$(376,583)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to the limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 35.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

34 Semiannual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$916,087	$—	$916,087
Foreign Government and Agency Securities	—	1,610,227	—	1,610,227
Options Purchased	425	—	—	425
Short Term Investments	10,087,860	4,131,059	—	14,218,919
Total Investments in Securities	$10,088,285	$6,657,373	$—	$16,745,658
Other Financial Instruments:
Futures Contracts	$503,112	$—	$—	$503,112
Forward Exchange Contracts	—	533,551	—	533,551
Swap Contracts	—	5,613	—	5,613
Total Other Financial Instruments	$503,112	$539,164	$—	$1,042,276

Liabilities:
Other Financial Instruments:
Futures Contracts	$460,916	$—	$—	$460,916
Forward Exchange Contracts	—	375,555	—	375,555
Swap Contracts	—	5,520	—	5,520
Total Other Financial Instruments	$460,916	$381,075	$—	$841,991

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America, N.A.	ARS	Argentine Peso	LIBOR London InterBank Offered Rate
CME	Chicago Mercantile Exchange	AUD	Australian Dollar
DBAB	Deutsche Bank AG	BRL	Brazilian Real
ICE	Intercontinental Exchange, Inc.	CAD	Canadian Dollar
JPHQ	JP Morgan Chase Bank, N.A.	CHF	Swiss Franc
MSCO	Morgan Stanley & Co., LLC	CZK	Czech Koruna
		EUR	Euro
		GBP	British Pound
		JPY	Japanese Yen
		NZD	New Zealand Dollar
		RUB	Russian Ruble
		USD	United States Dollar

franklintempleton.com

Semiannual Report 35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
FRANKLIN K2 GLOBAL MACRO OPPORTUNITIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 Semiannual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By _/s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __/s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

By _/s/ Robert G. Kubilis

Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2017